                                                         No.  33-3692
                                                         File No.  811-3614

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

      Pre-Effective Amendment No. __
[   ]

      Post-Effective Amendment No. 32

[X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                             [X]

      Amendment No. 37                                                     [X]

                          Rochester Fund Municipals
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
                   (Address of Principal Executive Offices)

                                (303) 768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
          Two World Financial Center, 225 Liberty Street-11th Floor
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                           New York, NY 10281-1008
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On February 21, 2007 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]       This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

Rochester Fund Municipals

Prospectus dated February 21, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Rochester Fund Municipals is a diversified mutual fund. It seeks to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital.

This prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

[logo] OppenheimerFunds, Inc.
The Right Way to Invest

12

Contents

            About the Fund
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            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

      About Your Account
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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks to provide as high a level of income exempt from federal income tax and New York State and New
York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders'
capital.

            What is a Municipal Security? A municipal security essentially is a loan by the buyer of the security to the issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in New York municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal and New York personal income taxes. To seek its investment objective:
o     As a fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in tax-exempt securities
      (including securities subject to alternative minimum tax), and
o     At least 75% of the Fund's investments in tax-exempt obligations must be investment grade. That means they must be securities rated in one of the four highest rating categories of a nationally-recognized statistical rating organization or unrated securities assigned a comparable rating by the Fund's investment manager, OppenheimerFunds,
      Inc. (the "Manager").

      The Fund's tax-exempt investments can include a wide variety of debt obligations (which are referred to as "New York municipal securities" in this prospectus), including securities issued by:

o     the State of New York or its political subdivisions (cities, towns and counties, for example),
o     agencies, public authorities and instrumentalities (these are state-chartered corporations) of the State of New York, and
o     territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands) that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal income tax and New York State and New
      York City personal income taxes.

      The Fund's investments have no maturity limitations and can include municipal bonds (long-term obligations), municipal notes (short-term obligations) and interests in municipal leases. At times, the Fund focuses on longer-term securities to seek higher yields.  This portfolio strategy is subject to change. The Fund can buy general obligation bonds as well as
"private activity" municipal securities that pay income subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will be counted towards the Fund's policy regarding minimum investments in tax-exempt securities as described above. A substantial percentage of the municipal securities the Fund buys may be "callable,"
allowing the issuer of the securities to redeem them before their maturity date. The Fund also uses certain derivative investments such as "inverse floaters" and variable rate obligations to try to increase income.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio managers generally look for triple tax-exempt municipal securities using a variety of factors, which may change over time and may vary in particular cases. Currently, the portfolio managers focus on:

o     Finding  primarily  investment-grade  securities  that offer high income opportunities.
o     Buying a wide range of securities of different  issuers within the state of New York,  including  different  agencies  and  municipalities,  for portfolio diversification to help spread credit risks.
o     Looking for unrated bonds that might provide high income and  securities of smaller  issuers  that might be  overlooked  by other  investors  and funds.

      The portfolio managers may consider selling a security if any of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal income tax and New York State and
New York City personal income taxes from a municipal bond fund focusing primarily on investment-grade obligations.  The Fund does not seek capital appreciation. Because it generally invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts, nor is it designed for investors whose main goal is capital growth. The Fund is intended to be a long-term investment but is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have  risks  to some  degree.  The  Fund's  investments  are subject to changes in their value from a number of factors,  described  below.
They include changes in general bond market movements,  the change in value of particular  bonds or the  income  they pay  because  of events  affecting  the issuer,  or changes in interest  rates that can affect  bond  prices  overall.
There is also the risk that poor security  selection by the Manager will cause the Fund to underperform  other funds having a similar  objective.  The Fund's share prices and yields may change daily.

CREDIT RISK. Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest, the Fund's income may be reduced. If an issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. To seek higher income the Fund can invest up to 25% of its tax-exempt investments in securities rated below investment grade, sometimes called "junk bonds."
Therefore, it may have greater credit risks than funds that buy only investment-grade bonds.

INTEREST RATE RISK. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities. At times the Fund may emphasize investments in long-term securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.

      Additionally, the Fund can buy variable and floating rate obligations.
When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing the Fund's income.

RISKS OF FOCUSING INVESTMENTS IN NEW YORK MUNICIPAL SECURITIES.
Even though the Fund is "diversified" as to 75% of its assets (which means that, as to 75% of its assets, the Fund cannot invest more than 5% of its assets in the securities of any one issuer), the Fund invests primarily in
New York municipal securities. Having a high percentage of its assets invested in the municipal securities of a single state and its municipal subdivisions could result in fluctuations in the Fund's share prices and income due to economic, regulatory or political conditions in New York. The
Statement of Additional Information contains further information concerning special investment considerations for New York municipal securities.

While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest 25% or more of its assets in a single industry), municipal securities are not considered an "industry" under that policy. At times the Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as for example, general obligation bonds, tobacco settlement bonds or hospital/health care bonds or highway/railway bonds, and therefore will be vulnerable to economic or legislative events that affect issuers in particular segments of the municipal securities market.

TAXABILITY RISK.  The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

TOBACCO RELATED BONDS. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

o     Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement, reached out of court in November 1998 between 46 states and six other U.S.
       jurisdictions (including Puerto Rico and Guam), and the four largest
       U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
       Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately
       92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

       A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, therefore, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

       Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the fund's net asset value.

       The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.  The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds"). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

       These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, "subject to appropriation bonds"
       (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds. Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power while appropriation debt requires that state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.
       While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be
       "municipal securities" for purposes of its concentration policies.

RISKS OF DERIVATIVE INVESTMENTS.  The Fund can use derivatives to seek increased returns. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Covered call options, "inverse floaters" and floating rate variable rate obligations are examples of derivatives the Fund can use. The Fund typically does not use hedging instruments, such as options, to hedge investment risks.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted according to a specified market rate for those investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury
      Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements. Inverse floaters, discussed below, are types of variable rate obligations.

Inverse Floaters. The Fund may invest up to 20% of its total assets in
"inverse floaters" to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income
(and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

Certain inverse floaters are created when the Fund purchases a fixed-rate municipal bond and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal bond to a trust. The trust creates the inverse floater, pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs).
Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. All inverse floaters entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

Because of the accounting treatment for inverse floaters created by the
Fund's transfer of a municipal bond to a trust, the Fund's financial statements reflect these transactions as "secured borrowings," which affects the Fund's expense ratios, statements of income and assets and liabilities and causes the Fund's Statement of Investments to include the underlying municipal bond.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      Because the Fund focuses its investments in New York municipal securities and can buy below-investment-grade securities, it will be vulnerable to the effects of economic, regulatory and political events that affect issues of New York State and its municipalities and will have greater credit risks than municipal bond funds that invest in issuers of many states or buy only investment-grade securities. Its focus on longer-term bonds and its use of inverse floaters as well as other derivative investments may cause greater fluctuations in the Fund's share prices in the short term than short-term municipal bond funds or bond funds that do not invest in derivatives.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index and the Consumer Price
Index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing the annual total returns]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 4.97% (2nd Qtr '05) and the lowest return (not  annualized)  before taxes for a calendar  quarter was -2.56% (2nd
Qtr '04).

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Average Annual Total Returns

------------------------------                                         10 Years
for    the    periods    ended                                        (or life of
December 31, 2006                   1 Year            5 Years       class, if less)

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Class  A   Shares   (inception

5/15/86)                             3.18%             6.54%             6.00%
  Return Before Taxes                3.16%             6.53%             6.00%
  Return After Taxes on              3.80%             6.42%             5.96%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class  B   Shares   (inception       2.39%             6.33%             6.04%
3/17/97)

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Class  C   Shares   (inception       6.40%             6.65%             5.68%

3/17/97)
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Class  Y   Shares   (inception       8.45%             7.72%             7.92%
4/28/00)

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Lehman   Brothers    Municipal       4.84%             5.53%           5.76%(1)
Bond   Index    (reflects   no
deduction  for fees,  expenses                                         5.93%(2)
or taxes)                                                              6.29%(3)

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Consumer Price Index                 2.54%             2.69%           2.44%(1)
                                                                       2.41%(2)
                                                                       2.49%(3)

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1.    From 12/31/96.
2.    From 3/31/97.
3.    From 4/30/00.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 4.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year) and 2%  (5-years);  and for
Class C, the 1%  contingent  deferred  sales  charge  for the  1-year  period.
There is no sales charge for Class Y. Because Class B shares  convert to Class
A shares 72 months after purchase,  Class B  "life-of-class"  performance does not include any contingent  deferred sales charge and uses Class A performance for the period after  conversion.  The returns  measure the  performance  of a
hypothetical   account  and  assume  that  all  dividends  and  capital  gains distributions  have been reinvested in additional  shares.  The performance of the Fund's shares is compared to the Lehman Brothers  Municipal Bond Index, an unmanaged index of a broad range of  investment-grade  municipal bonds that is a measure of the performance of the general municipal bond market.  The Fund's performance  is also compared to the Consumer  Price Index,  a  non-securities index  that  measures  changes  in  the  inflation  rate.  Performance  of the securities  index  includes  reinvestment  of  income,  but does  not  reflect transaction costs,  fees,  expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2006.

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Shareholder Fees (charges paid directly from your investment):

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                           Class A      Class B      Class C       Class Y
                            Shares       Shares       Shares       Shares

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Maximum Sales Charge        4.75%         None         None         None
(Load) on purchases
(as % of offering price)

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Maximum Deferred Sales     None(1)       5%(2)        1%(3)         None
Charge (Load) (as % of
the lower of the
original offering price
or redemption proceeds)

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                   Class A                Class C     Class Y
                                              Class B
                                     Shares    Shares     Shares      Shares

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Management Fees                      0.46%      0.46%      0.46%       0.46%

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Distribution and/or Service          0.15%      1.00%      1.00%       None
(12b-1) Fees

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Total Other Expenses                 0.73%      0.76%      0.74%       0.76%

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     Interest and Related                                              0.62%
     Expenses from Inverse           0.62%      0.62%      0.62%
     Floaters(4)

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     Other Expenses                  0.11%      0.14%      0.12%       0.14%

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Total Annual Operating Expenses      1.34%      2.22%      2.20%       1.22%

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, interest and fees from borrowings, custodial fees and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and
"Total Annual Operating Expenses" as percentages of average daily net assets were the same as shown above.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applied to shares redeemed within 12 months of purchase.
4. Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
   Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses.  Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and
   Total Annual Operating Expenses in the table above and the Examples below.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares.
Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------
                             1 Year        3 Years     5 Years       10 Years
---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $606          $882         $1,179        $2,021

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $728         $1,002        $1,403       $2,148*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $326          $696         $1,192        $2,561

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares               $125          $390          $674         $1,486

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $606          $882         $1,179        $2,021

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $228          $702         $1,203       $2,148*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $226          $696         $1,192        $2,561

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares               $125          $390          $674         $1,486

--------------------------------------------------------------------------------

In the first  example,  expenses  include the initial sales charge for Class A and the applicable Class B and Class C contingent  deferred sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class
B and Class C expenses  do not  include  contingent  deferred  sales  charges.
There is no sales charge on Class Y shares.
* Class B expenses for years 7 through 10 are based on Class A expenses  since
Class B  shares  automatically  convert  to  Class A shares  72  months  after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The Fund's shares prices and yields may change daily based on changes in the prices or interest rates of the securities in which the Fund invests. Those security prices or interest rates may vary in response to changes in interest rates generally, other market conditions or other economic or political events.

Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.
      Generally, these are debt obligations issued by the State of New York and its political subdivisions (such as cities, towns and counties and also include debt securities issued by certain territories, commonwealths, and possessions of the United States). Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated maturity. To seek a higher yield, the Fund also can invest in municipal securities other than New York municipal securities. Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to New York State and New York City personal income tax. The Fund does not expect to invest a significant portion of its assets in securities that are not New York municipal securities.

      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable ordinary income or reclassify as taxable, income that was previously distributed as exempt-interest dividends.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

      The Fund also can buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source such as,
      e.g., tobacco revenue settlement bonds. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to the alternative minimum tax.
      The Fund selects investments without regard to this type of tax treatment. The Fund does not invest more than 5% of its total assets in private activity bonds for an industrial user with less than three years' operating history if that user is responsible for interest and principal payments.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities.  The Fund may invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure fully to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to value and to sell them quickly at an acceptable price.
      The Fund cannot invest more than 5% of its net assets in unrated or illiquid municipal leases.

Ratings of Municipal Securities the Fund Buys.  Most of the municipal securities the Fund buys are "investment-grade" at the time of purchase. The Fund does not invest more than 25% of its tax-exempt investments in municipal securities that at the time of purchase are below investment grade. "Investment grade" securities are those rated within the four highest rating categories of Moody's Investors Service,
      Standard & Poor's or Fitch, Inc. or another nationally-recognized statistical rating organization, or (if unrated) judged by the Manager to be comparable to securities rated as investment grade. The Fund also can invest a significant portion of its assets in unrated securities.
      Some of these unrated securities may not have an active trading market, which means that the Fund might have difficulty valuing them and selling them promptly at an acceptable price. All municipal securities, including investment-grade securities, are subject to risks of default.
      Rating categories are described in the Statement of Additional
      Information. A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security.

      The Manager relies to some extent on credit ratings by
      nationally-recognized statistical rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.
Special Credit Risks of Lower-Grade Securities. Municipal securities rated below investment grade (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers may not meet their debt obligations. They also may not have an active trading market, which means they would be less liquid than investment-grade securities, making it more difficult for the Fund to sell them at an acceptable price. The Fund generally will not invest more than 5% of its net assets in the securities of an issuer if the securities are rated "B" or below by a nationally-recognized statistical rating organization or, if unrated, assigned an equivalent rating by the Manager.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment policies that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

BORROWING FOR LEVERAGE. The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage" in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. It may also borrow up to 5% of its total assets for temporary purposes from any person. This use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage and may also make the Fund's share price more sensitive to interest rate changes. The interest on borrowed money is an expense that might reduce the
Fund's yield.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund can purchase municipal securities on a "when-issued" basis and can purchase or sell such securities on a "delayed-delivery" basis.  The Fund does not intend to enter into these transactions for speculative purposes.
      Between the purchase and settlement, no payment is made for the security and no interest accrues to the Fund from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date. As a fundamental policy, securities purchased on a "when-issued" or "delayed-delivery" basis cannot exceed
      10% of the Fund's net assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. That limit includes unrated or illiquid tax-exempt municipal leases that cannot be more than 5% of the Fund's net assets. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to the 15%
      limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities. These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated
      coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally, such investments would be U.S. government securities or highly-rated corporate debt securities, prime commercial paper or certificates of deposit of domestic banks. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.
      The income from some of these investments might not be tax exempt, and therefore to the extent the Fund invests in these securities, such investments might be inconsistent with the Fund's investment objective.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $235 billion in assets as of December 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
Manager an advisory fee, calculated on the daily net assets of the Fund, at an annual rate that declines on additional assets as the Fund grows: 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion, 0.46% on the next $3 billion, 0.45%
on the next $3 billion and 0.44% of average daily net assets over $8 billion.
For the calendar year ended December 31, 2006, under the fee schedule then in effect, was 0.46% of average annual net assets for each class of shares.

A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment advisory contract is available in the Fund's Semi-Annual
Report to shareholders for the sixth month period ended June 30, 2006.

 Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Ronald H. Fielding, Daniel G. Loughran, Scott
     S. Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael
     L. Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President and Senior Portfolio Manager of the Fund since January 1996.  Mr. Fielding has been a Senior Vice
     President of the Manager since January 1996.  He is the Chief
     Strategist, a Senior Portfolio Manager, an officer and a trader for the
     Fund and other Oppenheimer funds.

     Mr. Loughran has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since April 2001.  Mr.
     Loughran has been a Vice President of the Manager since April 2001 and has been a portfolio manager with the Manager since 1999. He is the team leader, a Senior Portfolio Manager, an officer and trader for the Fund and other Oppenheimer funds.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since 2002.  Mr. Cottier has been a Vice President of the Manager since 2002.  Prior to joining the
     Manager in 2002, Mr. Cottier was a portfolio manager and trader at
     Victory Capital Management from 1999 to 2002.  He is a Senior Portfolio
     Manager, an officer and a trader for the Fund and other Oppenheimer funds.

     Mr. Willis has been Vice President of the Fund since October 2005 and a
     Senior Portfolio Manager the of Fund since 2005. He was an Associate
     Portfolio Manager of the Fund from 2003 to 2005. Mr. Willis has been an
     Assistant Vice President of the Manager since July 2005.  Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for
     Southern Resource Group from 1999 to 2003.  He is a Senior Portfolio
     Manager, an officer and a trader for the Fund and other Oppenheimer funds.

     Mr. DeMitry has been an Associate Portfolio Manager of the Fund and of the Manager since September 2006. Mr. DeMitry was a Research Analyst of the Manager from June 2003 to August 2006. He was a Credit Analyst of the Manager from July 2001 to May 2003. Mr. DeMitry is an Associate
     Portfolio Manager and a trader for the Fund and other Oppenheimer funds.

     Mr. Franz has been an Associate Portfolio Manager of the Fund and the
     Manager since September 2006. Mr. Franz was a Research Analyst of the
     Manager from June 2003 to August 2006.  Prior to joining the Manager,
     Mr. Franz was a summer intern in the Securities Division at TIAA-CREF from June 2002 to September 2002. Mr. Franz is an Associate Portfolio
     Manager and a trader for the Fund and other Oppenheimer funds.

     Mr. Camarella is a Research Analyst for the Fund.  He has been a
     Research Analyst of the Manager since February 2006.  Mr. Camarella was a credit analyst of the Manager from June 2003 to January 2006.  Prior to joining the Manager, he was employed as an Investment Banking Analyst for Wachovia Securities in Charlotte, North Carolina from January 2000 to June 2002. Mr. Camarella is also a trader for the Fund and other
     Oppenheimer funds.

Additional information about the Fund's portfolio management team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the Statement of Additional Information.

Pending Litigation.  A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York
on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of
1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10,
2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the
Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you made a purchase to be sure that the Fund is appropriate for you. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investments is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

            The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manger and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

            If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after is it closed, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor, as described in "Who Can Buy Class Y Shares? below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial
      intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the longer-term,  and do not expect to need access to your money for six years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B and
      Class C asset-based sales charge described below and in the Statement of Additional Information. Also, checkwriting is not available on Class
      Y accounts or accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.25%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.80%
 less than $1 million
 ------------------------------------------------------------------------------

Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or, Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
         Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Any Class
         A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A
         certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
         Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors. These are described in greater detail in Appendix B to the Statement of
         Additional Information. The Fund's Statement of Additional
         Information may be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading "Fund
         Information," click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more. That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within a 24 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for purchasing, redeeming, exchanging or transferring
Class Y shares held by institutional investors must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.15% of the average annual net assets of Class A shares of the Fund.
      The Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor may pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.

o     Checkwriting privileges are not available for Class Y accounts or accounts holding shares that are subject to a contingent deferred sales charge.

o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or

o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

You can find a list of the Oppenheimer funds that are currently  available for exchanges in the Statement of Additional  Information or you can obtain a list by calling a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

A contingent  deferred  sales  charge  (CDSC) is not charged when you exchange shares of the Fund for shares of another  Oppenheimer  fund.  However,  if you exchange your shares during the applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you acquire.  Similarly, if you acquire shares of the Fund in exchange for shares of another  Oppenheimer fund that are subject to a CDSC  holding  period,  that  holding  period will carry over to the  acquired  shares of the Fund.  In either of these  situations,  a
CDSC may be imposed if the acquired  shares are redeemed before the end of the
CDSC holding period that applied to the exchanged shares.

There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and  circumstances are described in  detail  in the  "How to  Exchange  Shares"  section  in the  Statement  of
Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or the internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
      The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
      Fund's brokerage or administrative expenses might be increased.

      Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). The Distributor and/or the Transfer
         Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

         While the Fund, the Distributor, the Manager and the Transfer Agent
         encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer
         Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus"
         or "street name" accounts of a financial intermediary. Therefore the
         Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer
         Agent.

         However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.
         However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

   Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than
Class A and Class Y. The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities and designated by the Fund as
"exempt-interest dividends" will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Exempt-interest dividends earned by residents of New York should not be subject to federal, state, or local income taxes. The portion of the
Fund's dividends that are attributable to income earned on other obligations (not New York municipal securities) will normally be subject to New York State and City personal income tax.

     Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. The
Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

      It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance. Such a determination may cause a portion of prior distributions to shareholder to be taxable to shareholders in the year of receipt

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares (including reinvested dividends) and the price you receive when you sell them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The Fund's financial highlights for the Fund's fiscal years 2002 through 2005 have been restated from those originally included in the Fund's Annual Report for the Fund's fiscal year ended December 31, 2005. The restatement changes the accounting treatment of the Fund's portfolio holdings of certain municipal bond derivative securities referred to as "inverse floaters."
Expenses for each class of shares were restated to reflect the interest and fee expense related to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate securities transactions. However, these changes in accounting treatment have not affected the Fund's net asset values per share or the investment performance of each class of shares.

This information has been audited by KPMG, LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A          YEAR ENDED DECEMBER 31,               2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $18.28       $17.76       $17.62       $17.38      $17.52
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .93 1        .99 1       1.07 1       1.11        1.08
Net realized and unrealized gain (loss)                 .55          .53          .16          .23        (.15)
                                                     ------------------------------------------------------------
Total from investment operations                       1.48         1.52         1.23         1.34         .93
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.94)       (1.00)       (1.09)       (1.10)      (1.07)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $18.82       $18.28       $17.76       $17.62      $17.38
                                                     ============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     8.33%        8.76%        7.25%        8.12%       5.46%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $7,979       $5,937       $4,699       $4,228      $4,299
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $6,836       $5,327       $4,387       $4,100      $4,292
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.05%        5.44%        6.09%        6.49%       6.18%
Expenses excluding interest and fees on
short-term floating rate notes issued                  0.72%        0.73%        0.72%        0.71%       0.72%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%        0.46% 5      0.26% 5      0.26% 5     0.26% 5
                                                     ------------------------------------------------------------
Total expenses                                         1.34%        1.19% 5      0.98% 5      0.97% 5     0.98% 5
Expenses after payments and waivers and
reduction to custodian expenses                        1.34%        1.19% 5      0.98% 5      0.97% 5     0.97% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  17%          16% 5        10% 5        12% 5       19% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4.  Interest  and fee expense  relates to the Fund's  liability  for  short-term floating rate notes issued in  conjunction  with inverse  floating rate security transactions.  See Note 1 to the Fund's Financial  Statements which are included in the Fund's Statement of Additional Information.

5. As restated, see Note 9 to the Fund's Financial Statements which are included in the Fund's Statement of Additional Information.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         66 | ROCHESTER FUND MUNICIPALS

CLASS B          YEAR ENDED DECEMBER 31,               2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $18.26       $17.75       $17.60       $17.36      $17.51
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .78 1        .83 1        .91 1        .96         .93
Net realized and unrealized gain (loss)                 .54          .52          .18          .23        (.16)
                                                     ------------------------------------------------------------
Total from investment operations                       1.32         1.35         1.09         1.19         .77
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.78)        (.84)        (.94)        (.95)       (.92)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $18.80       $18.26       $17.75       $17.60      $17.36
                                                     ============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     7.39%        7.77%        6.40%        7.19%       4.50%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $  906       $  955       $1,073       $1,231      $1,342
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $  925       $1,006       $1,130       $1,259      $1,275
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.20%        4.60%        5.23%        5.62%       5.32%
Expenses excluding interest and fees on
short-term floating rate notes issued                  1.60%        1.60%        1.59%        1.58%       1.58%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%        0.46% 5      0.26% 5      0.26% 5     0.26% 5
                                                     ------------------------------------------------------------
Total expenses                                         2.22%        2.06% 5      1.85% 5      1.84% 5     1.84% 5
Expenses after payments and waivers and
reduction to custodian expenses                        2.22%        2.06% 5      1.85% 5      1.84% 5     1.83% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  17%          16% 5        10% 5        12% 5       19% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4.  Interest  and fee expense  relates to the Fund's  liability  for  short-term floating rate notes issued in  conjunction  with inverse  floating rate security transactions.  See Note 1 to the Fund's Financial  Statements which are included in the Fund's Statement of Additional Information.

5. As restated, see Note 9 to the Fund's Financial Statements which are included in the Fund's Statement of Additional Information.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         67 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C          YEAR ENDED DECEMBER 31,               2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $18.25       $17.74       $17.59       $17.36      $17.50
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .76 1        .82 1        .91 1        .96         .93
Net realized and unrealized gain (loss)                 .56          .53          .18          .22        (.15)
                                                     ------------------------------------------------------------
Total from investment operations                       1.32         1.35         1.09         1.18         .78
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.78)        (.84)        (.94)        (.95)       (.92)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $18.79       $18.25       $17.74       $17.59      $17.36
                                                     ============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     7.40%        7.78%        6.40%        7.14%       4.57%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $1,256       $  712       $  498       $  443      $  471
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $  956       $  600       $  459       $  436      $  460
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.15%        4.56%        5.22%        5.62%       5.32%
Expenses excluding interest and fees on
short-term floating rate notes issued                  1.58%        1.59%        1.59%        1.58%       1.58%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%        0.46% 5      0.26% 5      0.26% 5     0.26% 5
                                                     ------------------------------------------------------------
Total expenses                                         2.20%        2.05% 5      1.85% 5      1.84% 5     1.84% 5
Expenses after payments and waivers and
reduction to custodian expenses                        2.20%        2.05% 5      1.85% 5      1.84% 5     1.83% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  17%          16% 5        10% 5        12% 5       19% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4.  Interest  and fee expense  relates to the Fund's  liability  for  short-term floating rate notes issued in  conjunction  with inverse  floating rate security transactions.  See Note 1 to the Fund's Financial  Statements which are included in the Fund's Statement of Additional Information.

5. As restated, see Note 9 to the Fund's Financial Statements which are included in the Fund's Statement of Additional Information.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         68 | ROCHESTER FUND MUNICIPALS

CLASS Y          YEAR ENDED DECEMBER 31,               2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $18.28       $17.76       $17.61       $17.38      $17.52
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .95 1       1.01 1       1.10 1       1.14        1.10
Net realized and unrealized gain (loss)                 .55          .54          .17          .21        (.15)
                                                     ------------------------------------------------------------
Total from investment operations                       1.50         1.55         1.27         1.35         .95
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.96)       (1.03)       (1.12)       (1.12)      (1.09)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $18.82       $18.28       $17.76       $17.61      $17.38
                                                     ============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     8.45%        8.93%        7.50%        8.16%       5.57%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $   22       $   11       $    8       $    9      $   12
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $   16       $   10       $    8       $   11      $   12
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.14%        5.59%        6.27%        6.79%       6.30%
Expenses excluding interest and fees on
short-term floating rate notes issued                  0.60%        0.58%        0.55%        0.61%       0.62%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%        0.46% 5      0.26% 5      0.26% 5     0.26% 5
                                                     ------------------------------------------------------------
Total expenses                                         1.22%        1.04% 5      0.81% 5      0.87% 5     0.88% 5
Expenses after payments and waivers and
reduction to custodian expenses                        1.22%        1.04% 5      0.81% 5      0.87% 5     0.87% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  17%          16% 5        10% 5        12% 5       19% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4.  Interest  and fee expense  relates to the Fund's  liability  for  short-term floating rate notes issued in  conjunction  with inverse  floating rate security transactions.  See Note 1 to the Fund's Financial  Statements which are included in the Fund's Statement of Additional Information.

5. As restated, see Note 9 to the Fund's Financial Statements which are included in the Fund's Statement of Additional Information.

INFORMATION AND SERVICES

For More Information on Rochester Fund Municipals
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.CALL.OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-3614

PR0365.001.0207
Printed on recycled paper

                          Appendix to Prospectus of
                          ROCHESTER FUND MUNICIPALS

      Graphic material included in the prospectus of Rochester Fund
Municipals under the heading:  "Annual Total Returns (Class A) (as of

December 31 each year)."

      A bar  chart  will be  included  in the  prospectus  of  Rochester  Fund
Municipals  (the "Fund")  depicting the annual total returns of a hypothetical investment  in  Class A shares  of the  Fund for each of the last 10  calendar years,  without  deducting  sales  charges or taxes.  Set forth  below are the relevant data points that will appear in the bar chart:

               ------------------------------------------------------
                                                Rochester Fund
                  Calendar Year Ended:            Municipals
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/97                    10.20%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/98                    6.52%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/99                    -5.51%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/00                    11.93%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/01                    5.14%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/02                    5.46%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/03                    8.12%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/04                    7.25%
               ------------------------------------------------------
               ------------------------------------------------------
                        12/31/05                    8.76%
               ------------------------------------------------------
               ------------------------------------------------------

                        12/31/06                    8.33%

               ------------------------------------------------------

Rochester Fund Municipals
6803 S. Tucson Way, Centennial, CO 80112

1.800.CALL.OPP (225.5677)

Statement of Additional Information dated February 21, 2007

This Statement of Additional Information ("SAI") is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated February 21, 2007, as further supplemented thereafter. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by
calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...
     The Fund's Investment Policies.....................................
     Municipal Securities...............................................
     Other Investment Techniques and Strategies.........................
     Other Investment Restrictions......................................
     Disclosure of Portfolio Holdings
How the Fund is Managed.................................................
     Organization and History...........................................
     Board of Trustees and Oversight Committees.........................
     Trustees and Officers of the Fund..................................
     The Manager........................................................
Brokerage Policies of the Fund..........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Fund.................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm.................
Financial Statements ...................................................

Appendix A: Municipal Bond Ratings Definitions..........................A-1
Appendix B: Special Sales Charge Arrangements and Waivers...............B-1

                                      1
ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, principal investment policies and main risks of the
Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc., (the "Manager") can select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The
Fund is not required to use all of the investment techniques and strategies described in this SAI in seeking its goal. It may use some of the investment techniques and strategies at some times or not at all. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value. Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the
Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which the Fund can invest are described in the Prospectus under "About the Fund's Investments."
The Fund may from time to time invest in municipal securities other than New
York municipal securities. For example, to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to
New York State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than New York municipal securities.

      Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds. Long-term municipal securities (which have a maturity of more than one year when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" bonds (including "industrial development"
and "private activity" bonds). They may have fixed, variable or floating rates of interest, or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return. In turn, that could reduce the Fund's yield.

o     General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing, if any, power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.
Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement, as described below under the section titled "Tobacco Related Bonds." Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         Private Activity Bonds. The Tax Reform Act of 1986 amended and reorganized, the rules under the Internal Revenue Code of 1986, as amended
(the "Internal Revenue Code"), governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or,
"industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.

      |X|   Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

o     Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.
o     Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

o     Miscellaneous, Temporary and Anticipatory Instruments. These
instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer term instruments or obtaining other refinancing.

      |X|   Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain financing to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. If they are illiquid, their purchase by the Fund will be subject to the percentage limitations on the Fund's investments in illiquid securities described in the prospectus and below in "Illiquid and Restricted
Securities." The Fund may not invest more than 5% of its net assets in unrated or illiquid municipal lease obligations. That limitation does not apply to a municipal lease obligation that the Manager has determined to be liquid under guidelines set by the Board of Trustees and that has received an investment grade rating from a nationally-recognized rating organization.

      Those Board guidelines require the Manager to evaluate, among other things:
o     the frequency of trades and price quotations for the obligation;
o     the number of dealers willing to purchase or sell the securities and the number of potential buyers;
o     the willingness of dealers to undertake to make a market in the obligation;
o     the nature of the marketplace trades for the securities;
o     the likelihood that the marketability of the obligation will continue while the Fund owns it; and
o     the likelihood that the municipality will continue to appropriate funding for the leased property.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      To reduce the risk of "non-appropriation," the Fund will not invest more than 10% of its total assets in municipal leases that contain
"non-appropriation" clauses. Also, the Fund will invest in leases with non-appropriation clauses only if certain conditions are met:

o     the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of a municipality,
o     appropriate covenants are obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated,
o     the lease obligor has maintained good market acceptability in the past,
o     the investment is of a size that will be attractive to institutional investors, and
o     the underlying leased equipment has elements of portability and/or use that enhance its marketability if foreclosure is ever required on the underlying equipment.

      Municipal leases may be subject to an "abatement" risk. The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage or destruction of the leased property interferes with the lessee's use of the property. In some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve funds for lease payments.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition, municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds these securities, the
Manager will evaluate their credit quality and the likelihood of a continuing market for them.

      Subject to the foregoing percentage limitations on investments in illiquid securities, the Fund may invest in a tax-exempt lease only if the following requirements are met:

o     the Fund must receive the opinion of issuer's legal counsel that the tax-exempt obligation will generate interest income that is exempt from federal and New York State income taxes; that legal counsel must be experienced in municipal lease transactions;
o     the Fund must receive an opinion that, as of the effective date of the lease or at the date of the Fund's purchase of the obligation (if that occurs on a date other than the effective date of the lease), the lease is the valid and binding obligation of the governmental issuer;
o     the Fund must receive an opinion of issuer's legal counsel that the obligation has been issued in compliance with all applicable federal and state securities laws;
o     the Manager must perform its own credit analysis in instances where a credit rating has not been provided for the lease obligation by a national rating agency;
o     if a particular exempt obligation is unrated and, in the opinion of the
         Manager, not of investment- grade quality, then at the time the Fund makes the investment the Manager must include the investment within the Fund's illiquid investments; it will also be subject to the
         Fund's overall limitation on investments in unrated tax-exempt leases.

      Municipal lease obligations are generally not rated by rating organizations. In those cases the Manager must perform its own credit analysis of the obligation. In those cases, the Manager generally will rely on current information furnished by the issuer or obtained from other sources considered by the Manager to be reliable.

TOBACCO RELATED BONDS. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the
MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

|X|   Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA
Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the
MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty because that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines, as applied to the MSA and the states' MSA-related legislation, that interpretation appear to conflict with interpretations by other courts that have rejected challenges to the MSA and the states'
MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

      |X|   Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service ("Moody's"), Standard &
Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("Standard and Poor's") and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Credit ratings typically evaluate the safety of municipal and interest payments, not market risk. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced below the minimum required to enable the
Fund to buy it. Neither event requires the Fund to sell a security, but the
Manager will consider those events in determining whether the Fund should continue to hold that security. If ratings given by Moody's, Standard &
Poor's, or another rating organization change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a "AAA"-rated security.

      The rating definitions of Moody's, Standard & Poor's and Fitch municipal securities are contained in Appendix A to this SAI. The Fund can purchase securities that are unrated by nationally-recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      In evaluating the credit quality of a particular security, whether it is rated or unrated, the Manager will normally take into consideration a number of factors. Among them are the financial resources of the issuer, or the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation and the degree of community support for it, the capabilities of the issuer's management and regulatory factors affecting the issuer and the particular facility.

o     Special Risks of Lower-Grade Securities. Lower-grade securities, commonly called "junk bonds," may offer higher yields than securities rated in investment grade rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be more difficult to value and harder to sell at an acceptable price. These additional risks mean that the Fund might not receive the anticipated level of income from these securities, and the Fund's net asset value could be affected by declines in the value of lower-grade securities. However, because the added risk of lower-grade securities might not be consistent with the portion of the Fund's objective to seek preservation of capital, the Fund limits its investments in lower-grade securities to not more than 25% of its tax-exempt investments
(including New York municipal securities).

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are considered investment grade, they may be subject to special risks and have some speculative characteristics. The Fund will not invest more than 5% of its net assets in the securities of any one issuer if the securities are rated "B" or below by a national rating organization or are given a comparable rating by the Manager.

Special Investment Considerations - New York Municipal Securities.  As
explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information Statement dated June 12, 2006 and on publicly-available official statements relating to offerings by issuers of
New York municipal securities on or prior to March 22, 2006 with respect to offerings of New York State, and on or prior to April 6, 2006 with respect to offerings by the City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies,
instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.
Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      |X| Factors Affecting Investments in New York State Securities. The
2006-07 Enacted Budget Financial Plan ("Enacted Budget Financial Plan" or
"Financial Plan") was prepared by the New York State Division of Budget
("DOB") and reflects the actions of the Legislature and Governor through May
12, 2006.   The State finalized the Enacted Budget for 2006-07 on April 26,
2006.

      The Enacted Budget Financial Plan contains estimates and projections of future results that should not be construed as statements of fact.  These estimates and projections are based upon various assumptions that may be affected by numerous factors, including future economic conditions in the
State and nation, Federal law changes, and adverse judgments against the
State. There can be no assurance that actual results will not differ materially and adversely from the estimates and projections contained in the
Enacted Budget Financial Plan summarized herein.

      The State reported that the General Fund (the main operating fund of the State) was balanced on a cash basis, with annual spending projected to grow by over 9%, reflecting substantial increases in school aid, health care, and higher education. All Governmental Funds spending, which includes Federal aid, was estimated at $112.5 billion, an increase of 7.8% from 2005-06. State tax receipts were expected to return to a historical growth rate of roughly
5% over 2005-06 levels, following two consecutive years in which growth exceeded 10%for the first time ever. State debt outstanding was projected to total $50.7 billion in 2006-07, with debt service equal to roughly 4.2% of
All Funds receipts.

      Entering the 2006-07 budget cycle, the State had estimated a budget imbalance of $751 million in 2006-07 and gaps in the range of $3 billion to
$4 billion in future years. The Governor's Executive Budget proposal, if enacted in its entirety, would have eliminated the 2006-07 imbalance and left gaps of $1.9 billion in 2007-08 and $3.9 billion in 2008-09. The Enacted
Budget Financial Plan, which incorporated both the Legislature's modifications to the Executive proposal and the impact of gubernatorial vetoes and subsequent legislative overrides (through May 12, 2006, the date of the Enacted Budget Financial Plan), was also balanced in 2006-07, but projected an estimated gap of $3.7 billion in 2007-08 and $4.3 billion in
2008-09.

      Many complex political, social and economic forces influence the
State's economy and finances, which may in turn affect the State's Financial
Plan unpredictably from fiscal year to fiscal year.  For example, the
Financial Plan is necessarily based on forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of specific and cyclical changes in the national and State economies.

      The U.S. Economy.  The State reported that the U.S. economy rebounded in the first quarter of 2006 with growth of 4.8%, following anemic growth of only 1.7% in the fourth quarter of 2005. Much of the weakness in the fourth quarter was due to timing factors and, thus, a strong first quarter performance was expected. However, the 3.3% average growth rate over the two quarters represented a slowdown from the 4.1% average over the prior two and one-half years. With interest rates rising and the housing market exhibiting signs of cooling, the national economy was expected to significantly decelerate over the course of 2006 and into 2007. This outlook is consistent with the consensus economic forecasting process conducted by the Executive and the Legislature in advance of the enactment of the State's 2006-07
Budget. Despite the slowdown, several factors-- including: continued
improvement in business spending and hiring, substantial outlays for post-hurricane reconstruction, and continued growth abroad-- were expected to lead to growth at roughly the long-term trend rate over most of the forecast horizon.

      Since the release of the 2006-07 Executive Budget with 30-day amendments in February 2006, revisions to third and fourth quarter data indicated that the national economy entered the year with slightly more momentum than originally thought. Both income and output were modestly stronger than preliminary data indicated. Therefore, DOB slightly increased projected growth in real U.S. GDP for 2006 to 3.4%, following growth of 3.5%
for 2005.

      Inflation and Monetary Policy.  Geopolitical concerns have sent energy prices higher since the release of the Executive Budget with 30-day amendments. Earlier in 2006, favorable inventories reports made it appear as if crude oil prices would moderate, but they in fact did just the opposite.
With supply concerns becoming a more permanent feature of the energy landscape, DOB altered its outlook for oil prices accordingly. However, a slowing economy and well-anchored expectations regarding inflation mean that higher energy prices should translate into only slightly higher growth in the general price level. Consumer price inflation was projected to be 3.1% for
2006.

      After almost two years of consecutive interest rate increases of 25 basis points each, long-term interest rates have finally risen above their levels when the Federal Reserve initiated its policy shift at the end of June
2004. In late April, the 10-year Treasury yield breached 5% for the first time since 2002. Nevertheless, the interest rate term spread remained historically narrow for what was believed to be the middle and not the end of an economic expansion. How the Federal Reserve views the causes of the widely discussed "interest rate conundrum" may determine how much tightening the monetary authority thinks it needs in order to maintain price stability. In the past, narrowing term spreads have often signaled the onset of a recession. However, the prevailing view was that the recent narrowing of the term spread had been the result of a declining term premium, rather than a harbinger of bad times to come. Possible explanations for the decline in the term premium included: more moderate inflation and economic volatility, due in part to well-anchored inflation expectations; currency market interventions by foreign governments; asset management strategies pursued by pension funds; and a tight supply of long-term securities relative to demand.

      Since long-term rates are viewed as more important to the
decision-making of households and businesses than short-term rates, DOB believed the behavior of the term premium could have important implications for the conduct of monetary policy. For example, a lower term premium could imply a higher policy-neutral interest rate target relative to the historical average. DOB expected that the central bank would accelerate the pace of growth in its federal funds target, then pause once it reaches 5%, leaving its longer-term path unchanged from the Executive Budget forecast.
Consequently, the 10-year Treasury yield was also expected to rise more quickly over the course of 2006 than was projected in February.

      Household Spending and Housing Market Risk.  DOB interpreted recent data as suggesting that a cooling process in the housing market has already begun. Like other long-term interest rates, mortgage rates have had an unusual relationship with the federal funds rate since mid-2004. Nonetheless, mortgage rates are at their highest levels since early 2003, implying a decline in housing affordability, all else being equal. Consequently, both new and existing home sales have fallen from their 2005 peaks and construction employment growth has leveled off.

      With the rise in interest rates and the cooling of the housing market, mortgage equity withdrawals were expected to diminish. This decline could act to diminish consumer spending. Data collected by Freddie Mac indicated that the 2005 volume of equity cash-outs was even stronger than had been projected in February. However, cash withdrawals were expected to fall by about half for 2006, and the eventual impact on consumption growth could be even larger than originally estimated. But the lags with which households are believed to spend these withdrawals should ensure that the impact will unfold gradually.
In addition, the national labor market remained strong, with employment gains averaging 218,000 for the five-month post-hurricane period of November 2005 through March 2006. Employment growth was projected at 1.6% for 2006, slightly stronger than the 1.5% growth experienced in 2005. The forecast for
2006 translated into average monthly gains of about 170,000 jobs for the remainder of the year, more than sufficient to absorb the expected growth in the labor force. Moreover, revisions to wages by the U.S. Bureau of Economic
Analysis indicated even stronger growth for 2005 than originally estimated, resulting in a higher forecast for both wages and personal income for 2006 as well. Wage and personal income growth were projected at 5.5% and 6.2%, respectively, for 2006.

      DOB expected that the strength in employment and income growth would almost fully compensate for the decline in stimulus coming from the housing market. Total consumption spending was expected to grow 3.4% for 2006, slightly below the 3.5%rate for 2005, and slightly above the Executive Budget projection. A subdued housing market was still expected to sharply reduce residential construction spending from 7.1% in 2005 to 1.3%for 2006. However, the downside risks to the forecast stemming from the household sector were believed to be more pronounced now than in February. Elevated energy prices, particularly for gasoline, could take a larger bite out of consumer spending than projected.  In addition, an accelerated pace of interest rate increases could imply a quicker falloff in mortgage refinancings and equity withdrawals, as well as home sales.

      Business Sector Spending.  In addition to the strong recent gains in employment, the nation's business sector has shown an increased propensity to spend on plant and equipment. Year-over-year growth in shipments of non-defense capital goods has accelerated recently, after falling off during much of 2005. This falloff occurred despite extremely robust growth in corporate profits. Investment in equipment and software in the fourth quarter was brought down by a slowdown in auto purchases by businesses, following a strong response to buyer incentives offered over the summer. However, after adjusting for this timing factor, it becomes apparent that momentum in overall business spending is building. Indeed, spending for nonresidential structures also appeared to be on the upswing, perhaps in anticipation of higher future long term interest rates. These developments have led DOB to increase projected growth in nonresidential fixed investment for 2006 to
8.9%, following growth of 8.6% for 2005.

      Growth in corporate profits from current production, including the inventory valuation and capital consumption adjustments, was exceedingly strong in the fourth quarter of 2005, bringing growth up to 16.4% for all of
2005. Profits were expected to remain strong, consistent with higher projected energy prices. Therefore, the DOB has raised its forecast for profits growth for 2006 to 13.9%. This increase in projected corporate earnings was expected to be largely offset by faster growth in long-term interest rates. Thus, projected equity market growth for 2006, as represented by growth in the S&P 500 price index, was virtually unchanged at 10.4%, following growth of 6.8% in 2005.

      Twin Deficits Remain a Risk.  DOB reported that there are indications that global growth is exceeding expectations, which combined with revised data for the fourth quarter, has resulted in faster export growth than projected in February. Real export growth of 8.0% was projected for 2006, following growth of 6.9% for 2005. However, preliminary data, along with stronger projected investment growth, have resulted in higher projected import growth as well. Real import growth of 8.4% was projected for 2006, following growth of 6.3% for 2005. These revisions to foreign sector growth were believed to imply a deteriorating trade deficit for 2006. In addition, the war and reconstruction efforts, along with the recent expansion of the
Medicare program, were believed to imply continued stimulus from Federal fiscal policy. Based on revised data for the fourth quarter of 2005 and preliminary data for the first quarter of 2006, DOB increased the projected rate of real government spending for 2006 to 2.1%, following growth of 1.8%
for 2005. The Federal budget deficit, along with an ever-widening trade deficit, was believed to pose a continuing risk to the U.S. dollar. With growth prospects now significantly improving, the Bank of Japan's effort to depress the value of the yen relative to the dollar could diminish with time.
Indeed, Japan's foreign holdings of U.S. Treasury securities as of January
2006 were actually below the January 2005 level. Moreover, Chinese holdings of U.S. Treasuries, the second largest outside of the U.S., grew at a much slower rate over the course of 2005 than over the prior year. Strengthening global growth was expected to generate concern about inflation and, hence, rising interest rates worldwide, leaving the dollar more vulnerable to depreciation risk as a result of the growing twin deficits.

      Risks to the U.S. Forecast.  In addition to the risks outlined above, a shock to the economy related to geopolitical uncertainty, particularly in the form of a direct attack, was believed to be the greatest risk to the U.S.
forecast. DOB's outlook for household sector spending continued to rely on healthy growth in employment and wages, a gradual receding of inflationary pressures, a slow decline in the housing market, and the settling of interest rates at a relatively "neutral" level. If the Federal Reserve believes that the long bond term premium is permanently lower, then it might feel the need to raise short-term interest rates by more than in the past in order to preempt inflationary pressure, presenting the possibility that the Federal
Reserve could overshoot. A weaker labor or housing market, or higher interest rates than expected could result in lower consumer spending than projected.
Energy market speculation in the face of a tight and uncertain supply of oil remained a risk to the inflation forecast, and was compounded by risks to the value of the dollar. Finally, excessive volatility in equity prices was an additional source of uncertainty. However, stronger job growth, lower energy prices, or lower long-term interest rates than anticipated could result in a stronger national economy than projected.

      The New York Economy.  DOB reported that the State's recovery is securely in the middle of its third year. The State's financial and housing sectors have been strongly supported by low interest rates and rising home prices, while the professional and business services sector has benefited from robust growth in U.S. corporate profits. In addition, New York City's tourism boom appeared to be continuing. However, data continued to indicate that the State's economic momentum may have peaked in 2005, with growth expected to slow going forward. State private sector employment growth was projected to slow to 0.9% in 2006, consistent with the consensus economic forecasting process conducted by the Executive and the Legislature in advance of the enactment of the State's 2006-07 Budget.

      Certain recent establishment-level data, which permits a more detailed analysis of the State's labor market dynamics, continued to support a positive outlook for State employment growth. The State's gross rate of job creation comfortably exceeded the gross rate of job destruction.
Nevertheless, a recent upturn in the job destruction index was believed to be yet another indicator of the slowing of State economic growth. DOB believed recent Federal Reserve policy appears aimed at engineering a soft landing for the U.S. economy as was successfully accomplished in 1994-95. However, as the events of that period demonstrated, because of the State's position as a financial market capital, the New York economy tends to be more sensitive to monetary policy actions than the economies of other states. Employment growth at both the State and national levels responded negatively to the seven consecutive interest rate hikes implemented by the Federal Reserve between
January 1994 and January 1995. Thus the soft landing projected for the nation could turn into a significant slowdown for New York.

      Risks to the New York Forecast.  DOB believed that all of the risks to the U.S. forecast described above apply to the State forecast as well, although as the nation's financial capital, interest rate risk and equity market volatility pose a particularly large degree of uncertainty for New
York. Finance and insurance sector bonuses fell 7.7% during the 1994-95 State fiscal year in the wake of the Federal Reserve's policy shift. This risk would become amplified should the central bank overshoot its target. The impact of rising rates on the State's housing sector also poses a risk.
Should the State's real estate market cool more rapidly than anticipated, household consumption and taxable capital gains realizations could be negatively affected. These effects could ripple though the economy, depressing both employment and wage growth. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonuses growth than projected.

      Non-Implementation of Unconstitutional Items.  In acting on the legislative budget, the Governor vetoed 39 items worth $1.5 billion in the
General Fund ($2.2 billion in All Funds) on constitutional grounds. The
Enacted Budget Financial Plan estimates incorporated the savings generated by the Governor's vetoes of such items, the most significant of which concerned
Medicaid and a new tax rebate program. The General Fund value of the unconstitutional items is $1.5 billion in 2006-07, and roughly $1.1 billion in each of the out-years. If litigation challenging the non-implementation of one or more of the vetoed items is ultimately successful, the Financial Plan could be at risk for an amount up to the value of the vetoes.

      Reduction in Sales Tax on Gasoline/Other Budgetary Items.  The
Financial Plan reflects the actions of the Legislature and Governor through
May 12, 2006. Since that time, the State enacted a "cap" on the State sales tax for gasoline. Prior to the cap, the State collected an average of 12 cents in sales taxes on a gallon of gas at current prices; this law caps the tax at 8 cents per gallon. DOB estimated that the cap, which took effect on
June 1, 2006, would result in a revenue loss of roughly $160 million in the current fiscal year and $220 million annually thereafter.

      School Finance Litigation.  In 2003, the State Court of Appeals found that the State's school financing system failed to provide students in New
York City with an opportunity for a "sound basic education (SBE)," in violation of the State Constitution. The State's SBE aid program that began in 2005-06 is part of an effort to comply with the State Court of Appeals ruling. On May 8, 2006, the Court of Appeals authorized an expedited briefing schedule to hear arguments related to the State's compliance with the Court's order. Oral arguments may occur as early as September 2006. The 2006-07
Budget included $700 million in SBE Aid in the 2006-07 school year, of which approximately 60% is for New York City (an increase of roughly $225 million in 2006-07). Approximately 40% of "traditional" school aid is also provided to New York City. The Financial Plan projected traditional school aid increases of roughly $500 million annually. In addition, video lottery terminal (VLT) revenues were forecast to reach $1.0 billion in 2007-08 and
$1.5 billion by 2008-09, with the entire amount earmarked to finance SBE aid.
Delays in the opening of currently authorized VLT facilities or the failure to approve proposed expansion of the number of authorized facilities may adversely affect the level of VLT revenues available to finance SBE grants.

      To directly address the New York City school construction funding directed by the Court, the Budget further authorized (1) $1.8 billion in capital grants for New York City school construction, and (2) the City's
Transitional Finance Authority to issue $9.4 billion in bonds for school construction.

      Litigation is ongoing and there is no assurance that these remedies will be sufficient to meet the Court's standards, or that other litigation will not arise related to the adequacy of the State's school financing system.

      Federal Actions.  At the request of the Federal government, the State discontinued intergovernmental transfer payments in 2005-06 pending Federal approval of a State Plan Amendment (SPA). The SPA was approved late in the
2005-06 fiscal year for a one-year term only and must be resubmitted annually. These payments are related to disproportionate share hospital payments to public hospitals throughout the State, including those operated by the New York City Health and Hospital Corporation, SUNY and the counties.
If these payments are not approved in 2006-07 and beyond, the State's health care financing system could be adversely affected.

      Medicare Part D Implementation. The State incurred costs related to the emergency financial coverage of prescription drug costs for dual-eligible individuals (i.e., eligible for both Medicare and Medicaid benefits) due to nationwide implementation issues with the Federal Medicare Part D Program.
These costs totaled roughly $120 million as of March 31, 2006. The Federal government has assured the State that it will fully reimburse these costs, but there can be no assurance that it will do so in a timely manner or at the levels identified by the State.

      Labor Contracts. Existing labor contracts with all the State's major employee unions are set to expire at the end of 2006-07. The existing contracts cover a four-year period and included an $800 lump sum payment and general salary increases of 2.5% in 2004-05, 2.75% in 2005-06 and 3.0% in
2006-07, as well as a recurring $800 increase to base pay effective April
2007, at a total cost of approximately $2.2 billion to the General Fund and
$2.9 billion in All Funds. The Financial Plan did not set aside any reserves for future collective bargaining agreements in 2007-08 or beyond. Each future one percent salary increase would cost roughly $83 million annually in the
General Fund and $129 million in All Funds.

Miscellaneous Receipts. The Financial Plan assumed approximately $500 million annually in receipts that are the subject of ongoing negotiations between the
State and counties and New York City. Actual receipts in 2005-06 were $450 million below planned levels, which was offset by a reduction in spending for
State aid to localities. There can be no assurance that comparable shortfalls will not occur in 2006-07 or in future years, or that offsetting spending reductions will occur.

      |X| The 2005-06 Financial Plan.  General Fund Receipts.  Total 2006-07
General Fund receipts, including transfers from other funds, were estimated to be $50.9 billion, an increase of $3.7 billion, or 7.7% over the prior year. General Fund tax receipts growth was projected at 6.7%. General Fund miscellaneous receipts are projected to increase by 41.1%, largely due to several one-time transactions expected in the 2006-07 fiscal year.

      General Fund personal income tax (PIT) receipts for 2006-07 were expected to total $23.1 billion, an 11.8% increase over the prior year.
General Fund receipts for user taxes and fees were estimated to be $8.3 billion in 2006-07, a decrease of 3.7% from 2005-06. General Fund sales tax receipts were projected to be $7.7 billion, a decrease of $292 million, or
3.7%. General Fund business taxes are expected to reach $5.3 billion in
2006-07, an increase of 4.3%. General Fund receipts in 2006-07 from other taxes were projected to increase $15 million, or 1.6%, to $896 million.
Growth of $19 million in estate tax receipts was partially offset by the loss of receipts from the repealed gift tax and real property gains tax. With rate reductions enacted in 2006, parimutuel taxes were expected to decline by $1.5 million from 2005-06 levels.

      In the General Fund, miscellaneous receipts include income derived annually from abandoned property, investment earnings, fees, licenses, fines, surcharges, patient income, and reimbursement income. In addition, miscellaneous receipts typically include certain non-recurring transactions.
General Fund miscellaneous receipts were projected to total over $2.8 billion in 2006-07, an increase of $817 million from 2005-06. The large General Fund miscellaneous receipts was offset by expected declines in other funds, largely reflecting the loss of health conversion proceeds.

      General Fund Federal grants were projected to total $9 million in
2006-07, an increase of $9 million from 2005-06.

      General Fund Disbursements.  The State projected General Fund disbursements, including transfers to other funds, of $50.8 billion in
2006-07, an increase of $4.3 billion (9.4%) over 2005-06 actual results.
Increases in Grants to Local Governments, State Operations, and General State
Charges were partially offset by a decrease in transfers to other funds.

      Grants to local Governments included financial aid to local governments and non-profit organizations, as well as entitlement payments to individuals.
After the impact of all Enacted Budget actions, local assistance spending was projected at $34.2 billion in 2006-07, an increase of $2.9 billion from the prior year. The largest annual increases were for school aid, Medicaid, and
Higher Education.

      State Operations accounts for the cost of running the Executive,
Legislative, and Judicial branches of government and was projected to total
$9.5 billion in 2006-07, an increase of $1.3 billion (15.9%) from the prior year. Personal service costs (e.g., State employee payroll) comprise 73% of
State Operations spending. The remaining 27% represents non-personal service costs for contracts, rent, supplies, and other operating expenses.

      Personal service spending increased $1.2 billion from the prior year.
Growth was primarily affected by projected collective bargaining costs, in addition to the use of $150 million in patient income revenues in 2006-07 to offset General Fund non-personal service spending instead of personal service spending, as was done in 2005-06. Salary increases under existing collective bargaining agreements ($306 million), pay raises for judges ($70 million) and staffing increases, primarily in Judiciary and Mental Hygiene, accounted for the remaining increase. Non-personal service spending, after adjusting for the $150 million patient income revenue reclassification, was projected to grow by $248 million. Inflation ($82 million), SUNY operations ($73 million), and legislative additions including General Fund support of Homeland Security costs previously funded by non-general funds ($30 million), accounted for the majority of the change.

      DOB projected the Executive branch workforce would total 191,267 in
2006-07, a decrease of 124 from 2005-06. General State Charges accounted for the costs of providing fringe benefits to State employees and retirees of the
Executive, Legislative, and Judicial branches, as well as fixed costs for taxes on public lands and litigation costs. General Fund spending for General
State Charges was projected to be $4.4 billion in 2006-07, an increase of
$438 million (11.0%) over the prior year. This annual increase was due mostly to rising costs of employee health benefits and higher pension contributions.

      Transfers to Other Funds were projected to total $2.8 billion in
2006-07 and included General Fund transfers for debt service ($1.7 billion), capital projects ($219 million), and other funds ($797 million).

      General Fund transfers for debt service increased by $39 million (2.3%)
from 2005-06. Transfers to support capital projects were expected to decrease by $48 million, mainly due to timing delays for bond reimbursements. The decline in other funds transfers was largely due to non-recurring transfers from the General Fund in 2005-06 to the Lottery Fund to support a shortfall in receipts ($183 million), and a reduction in transfers to the VLT account
($30 million) to support school aid and SBE spending for 2006-07.

      Cash Flow Forecast. In 2006-07, the General Fund was projected to have quarterly-ending balances of $4.5 billion in June 2006, $5.5 billion in
September 2006, $3.7 billion by the end of December 2006, and $3.3 billion at the end of March 2007. The lowest projected month-end cash flow balance was the $3.3 billion in March. The 2006-07 General Fund cash flow estimated all final Enacted Budget actions including vetoes, veto overrides and chapter amendments as known at the time DOB prepared its report.

      |_|   State Governmental Funds Group.  Substantially all State
non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

      o     Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary
Funds and Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of
resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a
State fiscal reform program, legislation was enacted creating Local
Government Assistance Corporation (LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the State sales and use tax to pay debt service on these bonds.
As of June 1995, LGAC had issued bonds and notes to provide net proceeds of
$4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.
No restrictions were placed upon the State's ability to issue deficit notes.

The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X|   Authorities.  The fiscal stability of the State is related in part to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.  Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the
State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its
Authorities were to default on their respective obligations, especially those involving State-supported or State-related debt. As of December 31, 2005, there were 19 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these
State public authorities was approximately $124 billion, only a portion of which constituted State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition,
State legislation authorizes several financing techniques for Authorities.
There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X|   Ratings of the State's Securities.  As of January 25, 2007,
Standard & Poor's had rated the State's general obligation bonds "AA,"
Moody's had rated those bonds "Aa3" and Fitch had rated those bonds "AA-".

      Ratings reflect only the respective views of such organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Fund invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2006, the
State had approximately $3.5 billion in general obligation debt outstanding.
Principal and interest due on general obligation bonds were $487 million for the 2005-06 fiscal year and were estimated to be $496 million for the State's
2006-07 fiscal year.

      |X|   Pending Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2006-07 fiscal year or thereafter.

      Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2006-07 Financial Plan.  The State has reported its belief that the 2006-07 Financial Plan included sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2006-07 fiscal year.  These reserves included (but were not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund.  In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period.  There could be no assurance given, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2006-07 Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the
State to maintain a balanced 2006-07 Financial Plan.

In addition, the State is party to other claims and litigation that either its legal counsel has advised that it is not probable that the State will suffer adverse court decisions or the State has determined are not material.
Although the amounts of potential losses, if any, were not presently determinable, it was the State's opinion that its ultimate liability in these cases was not expected to have a material adverse effect on the State's financial position in the 2006-067 fiscal year or thereafter.

      |X|   Other Localities.  Certain localities outside the City have experienced financial problems and have requested and received additional
State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the
State's receipts and disbursements for the State's 2006-07 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal
Securities. The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the
City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, professional and business services, tourism and finance.  The City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the
City.  A large diplomatic community exists in the City to staff the missions to the United Nations and the foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late
1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The economic slowdown that began in 2001 as a result of the September 11 terrorist attack, a national economic recession, and a downturn in the securities industry came to an end in 2003.  Since then, Wall Street activity, tourism, and the real estate market have driven a broad based economic recovery.  The City's financial plan assumed continued moderate growth in calendar year 2006.

       For each of the 1981 through 2004 fiscal years, the City's General
Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the
City will continue to maintain balanced operating results as required by
State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, which relates to the City and certain entities that receive funds from the City, including the City's financial plan for the 2006 through 2009 fiscal years submitted to the Control Board on July 6, 2005 (the "July Financial Plan"),
and Modification No. 06-2 to the July Financial Plan submitted to the Control
Board on February 1 and February 13, 2006, which, among other things, contains the Mayor's preliminary budget for the 2007 fiscal year and extends the financial plan to include the 2010 fiscal year (the July Financial Plan , as so modified, the "2006-2010 Financial Plan", or "Financial Plan").  The
City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the
Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance
Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water Authority and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the
City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2006-2010 Financial Plan.  For the 2005 fiscal year, the City's General Fund had an operating surplus of $3.534 billion, before discretionary transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2005 fiscal year was the twenty-fifth consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

      The Financial Plan projected revenues and expenses for the 2006 and
2007 fiscal years balanced in accordance with GAAP, and projected gaps of
$3.4 billion, $3.5 billion and $2.7 billion in fiscal years 2008 through
2010, respectively, after implementation of a gap-closing program.

      The Financial Plan reflected increases in projected net revenues since the July Financial Plan totaling $2.8 billion, $1.8 billion, $1.9 billion and
$1.6 billion in fiscal years 2006 through 2009, respectively, resulting primarily from increases in projected real estate transactions, personal income and business tax revenues offset by decreases in real estate tax revenues. These amounts included decreases in miscellaneous revenues of $232 million and $121 million in fiscal years 2006 and 2007, respectively, as a result of the delay to fiscal year 2008 of the release by TSASC, Inc.
("TSASC") of previously trapped tobacco settlement receivables ("TSRs") and
TSRs not used for debt service and other expenses, and increases in miscellaneous revenues of $454 million and $22 million in fiscal years 2008 and 2009, respectively, as a result of the delayed release and the receipt of additional TSRs. The Financial Plan also reflected, since the July Financial
Plan, a decrease in projected net expenditures of $268 million in fiscal year
2006, excluding the prepayment of $3.3 billion of expenditures otherwise due in fiscal year 2007, and increases in projected net expenditures totaling approximately $1.2 billion, $1 billion and $1.4 billion in fiscal years 2007 through 2009, respectively. Increases in projected expenditures since the
July Financial Plan included: (i) increased labor costs as a result of settlements of labor negotiations and provision for similar increases for collective bargaining units not yet settled of $661 million, $1.1 billion,
$1.2 billion and $1.2 billion in fiscal years 2006 through 2009, respectively; (ii) increased energy costs of $101 million, $102 million, $88 million and $83 million in fiscal years 2006 through 2009, respectively;
(iii) increased agency spending of $102 million, $216 million, $216 million and $223 million in fiscal years 2006 through 2009, respectively; and (iv)
the contribution of $1 billion in each of fiscal years 2006 and 2007 to a trust to be established to advance-fund a portion of the future cost of health benefits for retirees. Decreases in projected City-funded expenditures since the July Financial Plan resulted from (i) increases in State education aid of $35 million, $300 million, $337 million and $337 million in fiscal years 2006 through 2009, respectively; (ii) a one-time decrease in Medicaid expenses of $450 million due to a change in accrual methods for Medicaid payments beginning in fiscal year 2006; (iii) decreases in debt service costs of $41 million, $117 million, $33 million and $9 million in fiscal years 2006 through 2009, respectively; and (iv) a reduction in prior year payables of
$400 million and a reduction in the general reserve of $200 million in fiscal year 2006. In addition, the Financial Plan reflected decreased pension contributions of $925 million and $571 million in fiscal years 2006 and 2007, respectively, and increased pension contributions of $161 million and $452 million in fiscal years 2008 and 2009, respectively, as a result of changes in actuarial assumptions and funding methodologies, which have been approved by the boards of trustees of the five major actuarial pension systems and which were expected to be approved by the State legislature. The Financial
Plan includes the proposed prepayment in fiscal year 2006 of $3.3 billion in debt service and other payments otherwise due in fiscal year 2007.

      In addition, the Financial Plan set forth gap-closing actions to eliminate the previously projected gap for the 2007 fiscal year and to reduce previously projected gaps for fiscal years 2008 and 2009. The gap-closing actions included: (i) reduced agency expenditures or increased revenues totaling $228 million, $262 million, $211 million and $211 million in fiscal years 2006 through 2009, respectively; and (ii) additional State actions of
$250 million annually in fiscal years 2007 through 2009 and federal actions of $100 million in fiscal year 2007, which require the approval of the State and federal governments, respectively. Additional State actions could include increased reimbursement rates for State inmate incarceration and probation aid, increased resources to achieve mandated public assistance participation rates, tort reform, City participation in State revenue sharing, pension reform or other State assistance. Additional federal actions could include increased funding for required educational services, increased funding for the costs of incarcerating criminal illegal aliens, increased child care funding, the provision of homeland security funding on a threat-based allocation or other federal assistance. The gap-closing actions set forth in the Financial Plan were partially offset by $256 million annually through the proposed extension of the property tax rebate for homeowners in fiscal years
2008 and 2009.

      The Financial Plan included funding for all recent labor contract settlements covering the vast majority of City employees and made provision for wage increases for all employees in collective bargaining units without contract settlements consistent with the patterns established in the settlements. The Financial Plan made provision for a fourth contract year under the current round of collective bargaining with a 3.15% wage increase in that year and made provision for 1.25% wage increases annually thereafter for all City employees.

      The Financial Plan did not reflect the expected expenditure by the City in fiscal year 2006 of approximately $575 million for Medicaid costs resulting from additional Medicaid payments expected to be made to the New
York City Health and Hospitals Corporation ("HHC") totaling approximately
$1.15 billion. The amount of the City's payment reflected the State and local share of these eligible Medicaid costs, which the City is required by law to pay.

      Depending on the amount of State aid provided to localities in the
State's adopted budget, the City might be required to make changes in its
Financial Plan. The Financial Plan included anticipated State actions of $250 million for fiscal year 2007. The Financial Plan also included an increase in unrestricted State education aid in fiscal year 2007 of $291 million. The
Legislative budget agreement increased unrestricted education aid to the City by an estimated $427 million and included other actions benefiting the City totaling $17 million.

      The budget bills passed by the State Legislature included bills to provide funding for the City's five-year educational facilities capital plan in the aggregate amount of $11.2 billion. The bills provided for $1.8 billion to be provided in the form of grants from the State for projects included in the five-year educational facilities capital plan and increased the New York
City Transitional Finance Authority's ("TFA") statutory bonding cap by $9.4 billion to provide the remainder of the funding. The additional TFA bonds would be secured by and payable from certain State aid to education, which the Mayor will be authorized to assign to the TFA.

      Although the City has maintained balanced budgets in each of its last twenty-five fiscal years and was projected to achieve balanced operating results for the 2006 and 2007 fiscal years, there can be no assurance that the Financial Plan or future actions to close projected outyear gaps can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

      The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The
Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2006 through
2010 fiscal years; realization of projected interest earnings for pension fund assets and assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the
Financial Plan; the impact on City revenues and expenditures of federal and
State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions have been questioned by the City
Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On March 6, 2006, the City Comptroller released a report on the
Financial Plan. The report noted that the housing market and the overall economy were slowing, that financial markets face uncertainty due to rising interest rates and high debt levels and that additional extraordinary savings of the magnitude of this year's lower pension costs and the benefits from the
State Medicaid cap are unlikely, suggesting that much of the good fortune experienced by the City in recent years is unlikely to continue. The report also stated that efforts by the State and Federal governments to contain
Medicaid costs were expected to have negative impacts on the already weakening financial condition of HHC, and that the City may find that its subsidy to HHC, which is in the $150 million range throughout fiscal years
2007 through 2010, will need to increase. The report observed that pension costs appeared to be near the end of a cyclical increase and were expected to remain at a level comparable to that reached in the mid-1980s, when considered as a percentage of general fund revenues, and that health insurance costs, which consumed more than 5% of total revenues in fiscal year
2005, were expected to consume more than 7% of total revenues in fiscal year
2010.

      In his report, the City Comptroller identified net risks and possible resources for fiscal years 2006 through 2010 which, when added to the projected results in the Financial Plan, would result in a surplus of $60 million in fiscal year 2006 (after providing for the prepayment of $3.3 billion of fiscal year 2007 expenses with fiscal year 2006 resources), a surplus of $130 million in fiscal year 2007 and gaps of $3.1 billion, $3.4 billion and $2.6 billion in fiscal years 2008 through 2010, respectively.

      The report projected that the City's Gross City Product would grow 2.7%
in calendar year 2006, which is slower than the 3.3% pace in 2005 but higher than the OMB calendar year forecast of 2.4%. The report forecast a rebound to
3.1% growth in calendar year 2007, while OMB forecast a 0.9% contraction in that period, and forecast job growth in the City of 28,000 jobs in 2006 and
35,800 in 2007, compared to the 35,200 jobs in 2006 and 26,000 in 2007 forecast by OMB.

      On February 23, 2006, the staff of the Office of the State Deputy
Comptroller ("OSDC") issued a report on the Financial Plan. The report found that the City has a $4.5 billion surplus in fiscal year 2006, of which $1.2 billion would be set aside to pay for future costs. The report also identified additional net benefits of approximately $486 million, $251 million, $210 million, $110 million and $110 million for fiscal years 2006 through 2010, respectively, which, when added to the results projected in the
Financial Plan, would produce an additional surplus of $737 million in fiscal year 2007 and, after an assumed transfer to fiscal year 2008 of that additional surplus, result in gaps of $2.5 billion, $3.4 billion and $2.6 billion in fiscal years 2008 through 2010, respectively.

      In addition to the benefits and risks identified in the report, the report identified other issues which could have a significant impact on the
City. With respect to City funding for education, the report noted that if the Court of Appeals upholds the ruling in the Campaign for Fiscal Equity litigation, and if the State Legislature requires the City to contribute 40%
of the additional education funding as recommended by the Governor, City education costs could increase by as much as $560 million in fiscal year
2007, $1.1 billion in fiscal year 2008, $1.6 billion in fiscal year 2009 and
$2.2 billion in fiscal year 2010. The report noted that wage increases for the next round of collective bargaining at the projected inflation rate would increase costs by $100 million, $350 million, $650 million and $950 million in fiscal years 2007 through 2010, respectively. The report noted that certain City-related public authorities face financial challenges that could draw on City resources. In addition, the report noted that the City's debt service burden was projected to rise to 15.1% of City fund revenues in fiscal year 2009, which would be the highest level in the past fifteen years.
Finally, the report noted that, while the outlook is generally favorable, a number of factors still pose serious risks to the City's economic forecast.
The greatest risk, the report noted, is of a more significant slowdown in consumer spending. In addition, the report highlights such factors as higher interest rates, a softening residential real estate market, increased energy prices, and a negative savings rate.

      The report noted that the City has undertaken several actions to provide future benefits, including the deferral of tobacco revenues and the use of "pay-as-you-go" capital financing. In response to new accounting rules, the City and other governmental entities will be required to calculate and report their obligations to current and future retirees for benefits other than pensions. The report stated that preliminary estimates put the value of the City's liability in excess of $50 billion, which could require an annual contribution of about $4 billion if funded on an actuarial basis.
The City currently funds this liability on a "pay-as-you-go" basis, with a cost of $1 billion in fiscal year 2006. While governments are not required to fund these long-term liabilities, the City intends to create a health insurance trust fund for the benefit of current and future retirees. The report noted that although the details of the trust have yet to be worked out, the City intends to contribute $1 billion to the trust this year and another $1 billion next year, and that the City would also transfer to the trust an amount equal to the projected cost on a pay-as-you-go basis.
According to the report, City officials believe they could draw on these resources in the future by foregoing the pay-as-you-go contribution to the trust, which will free up resources for other needs, effectively allowing it to act as a rainy-day fund in the event of unforeseen contingencies.

      On March 13, 2006, the staff of the Control Board issued a report on the Financial Plan. The report quantified certain risks and possible resources. The report identified possible net resources of $484 million for fiscal year 2006 and net risks of $167 million, $176 million, $179 million and $180 million in fiscal years 2007 through 2010, respectively, which, when combined with the results projected in the Financial Plan, would result in an estimated surplus of $484 million in fiscal year 2006 (after providing for the prepayment of $3.3 billion of fiscal year 2007 expenses with fiscal year
2006 resources), and estimated gaps of $167 million, $3.6 billion, $3.7 billion and $2.9 billion in fiscal years 2007 through 2010, respectively. In addition to the risks quantified in the report, the report noted that debt service was projected to grow by 46% between fiscal years 2006 and 2010, and stated that if the economy were to falter in the outyears of the plan, the debt burden could reach unmanageable levels.

      On March 27, 2006, the Independent Budget Office ("IBO") released a report reviewing the Financial Plan. In this report, the IBO estimated the
City's fiscal year 2006 surplus would be $3.1 billion, and expected budget gaps of $445 million, $2.5 billion, $2.4 billion and $1.7 billion in fiscal years 2007 through 2010, respectively. These results would be less favorable than the Financial Plan by $137 million and $445 million in fiscal years 2006 and 2007, respectively, and more favorable by $1.0 billion, $1.1 billion and
$1.0 billion in fiscal years 2008 through 2010, respectively. The IBO's lower budget gap projections resulted in part from the IBO's higher forecast of property tax revenues, which exceed the Financial Plan projections by $313 million, $693 million, $923 million and $1.2 billion in fiscal years 2007 through 2010, respectively.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance could be given that these estimates and projections, which included actions which the City expected would be taken but which were not within the City's control, would be realized.

      |X|   Ratings of the City's Bonds.  As of January 29, 2007, Moody's,
Standard & Poor's and Fitch rated the City's general obligations bonds A1,
AA- and A+, respectively.  These ratings reflected only the views of Moody's,
Standard & Poor's and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.

      |X|   The City's Outstanding Indebtedness.  As of December 31, 2005,
the City had $34.208 billion of outstanding net long-term indebtedness.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.
There can be no assurance that there will not be delays or reductions in
State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

      |X|   Pending Litigation.  The City is a defendant in lawsuits
pertaining to material matters as well as claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the
City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.

In the fiscal year ended on June 30, 2005,  the City expended  $590.3  million for judgments  and  claims,  $147.2  million  of  which  was  reimbursed  by HHC.  The
Financial  Plan included  provisions  for judgments and claims of $600.7  million,
$646.5  million,  $689.8  million,  $742.7 million and $793.2 million for the 2006
through  2010  fiscal  years,  respectively.   These  projections  incorporated  a
substantial  amount of claims costs attributed to HHC for which HHC will reimburse the City.  These amounts were estimated at $189.9 million for each of fiscal years
2006 through 2010. The City has estimated that its potential  future liability for outstanding  claims against it as of June 30, 2005 amounted to approximately  $4.8 billion.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. The Fund is not required to use all of these strategies at all times, and at times may not use any of them.

      |X|   Floating Rate and Variable Rate Obligations. Variable rate demand obligations, a form of derivative investments, may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate obligation meets the Fund's quality standards by reason of the backing provided by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund' limitations on investments in illiquid securities.

     |X|    Inverse Floaters.  The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 20% of its total assets in inverse floaters.

     Currently, most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer which sells it to a trust. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and (ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a
"residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees.
The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

     The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

     Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forebearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

      An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

      The Fund has changed its accounting treatment of inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust. Prior to the Fund's fiscal year-end, for accounting presentation purposes, these transactions were treated as a sale of the municipal security and a purchase of the inverse floater. Under applicable financial accounting standards however, the transfer of the security is considered a form of secured borrowing for financial reporting purposes. This change in accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

      |X| Other Derivatives. In addition to floating rate and variable rate obligations and inverse floaters, the Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices. Certain derivatives, such as options, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities. The Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.

|X|   Hedging. The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
o     buy puts on securities, or
o     write covered calls on securities. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The particular options the Fund can use are described below. The Fund may employ other hedging instruments and strategies in the future, if those investment methods are consistent with the Fund's investment objective, are permissible under applicable regulations governing the Fund and are approved by the Fund's Board of Trustees.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

      |X|   Writing Covered Call Transactions. The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   Calls the Fund sells must be listed on a national securities exchange.
(2)   Each call the Fund writes must be "covered" while it is outstanding.
              That means the Fund must own the investment on which the call was written.
(3)   As an operating policy, no more than 5% of the Fund's net assets will be invested in options transactions.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

Purchasing Calls and Puts. The Fund may buy calls only on securities that relate to securities the Fund owns, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold
(whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment.  Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.
If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

o     Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns. The Fund could also experience losses if the prices of its options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is in the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash
(that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

     |X| Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns. The Fund cannot enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

     Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the
Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor
(as they may be amended from time to time), and as otherwise set forth in the
Fund's Prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      When the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

|X|   When-Issued  and  Delayed-Delivery  Transactions.  Subject to the Fund's
fundamental  policy  as  stated  in the  Prospectus,  the  Fund  may  purchase securities on a "when-issued"  basis, and may purchase or sell such securities on a  "delayed-delivery"  or  "forward  commitment"  basis.  "When-issued"  or
"delayed  delivery"  refers  to  securities  whose  terms  and  indenture  are available  and for which a market  exists,  but which  are not  available  for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund may engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities with a value at least equal to the purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities. The Fund can invest without limit in zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax-exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase Agreements. The Fund may acquire
securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's
Manager from time to time. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund cannot invest more than 20% of its total assets in taxable repurchase agreements offering taxable income.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement  accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      Illiquid   and   Restricted   Securities.   The  Fund   has   percentage
limitations that apply to purchases of restricted and illiquid securities,  as
stated  in  the  Prospectus.   Those  percentage  restrictions  do  not  limit
purchases of restricted  securities  that are eligible for resale to qualified institutional  purchasers  pursuant to Rule 144A under the  Securities  Act of
1933,  provided that those securities have been determined to be liquid by the
Board of Trustees of the Fund or by the Manager under  guidelines  approved by the  Board of  Trustees.  Those  guidelines  take  into  account  the  trading activity  for  such  securities  and  the  availability  of  reliable  pricing information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  the Fund's holding of that security may be deemed to be illiquid.

|X|      The  Fund  can  also  acquire  restricted  security  through  private placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

   |X|      Borrowing for Leverage. The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to
5% of its total assets for temporary purposes from any person. Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The
Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on the loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      |X|   Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowing for investment purposes) in investments that generate income subject to income taxes, it attempts to invest 100% of its assets in tax-exempt securities under normal market conditions. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. Taxable investments include, for example, options, repurchase agreements and some of the types of securities it would buy for temporary defensive purposes.  Small amounts of taxable income are earned when tax-exempt bonds purchased at a market discount are sold at a gain.

      |X|   Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."
Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the
Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The Financial
Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

|X|   Temporary Defensive and Interim Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o     commercial paper rated "A-1" by Standard & Poor's, or having a comparable rating by another nationally-recognized rating agency;
            and
o     certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive or interim investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

      |X|   Investments in Other Investment Companies. On a temporary basis, the Fund can invest up to 5% of its total assets in shares of other investment companies that have an investment objective of seeking income exempt from federal, New York State and New York City personal income taxes.
It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company).
These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o     The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund may not underwrite securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the
Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o     The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of the issuer's voting securities. That limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to New York municipal securities.

o     The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The
Fund has the additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund may not acquire more than 3% of the voting securities issued by any one investment company. An exception is if the acquisition results from a dividend or a merger, consolidation or other reorganization. Also, the
Fund cannot invest more than 5% of its assets in securities issued by any one investment company or invest more than 5% of the Fund's assets in securities of other investment companies.

o     For purposes of the Fund's investment restriction as to concentration described above, its policy with respect to concentration of investments shall be interpreted as prohibiting the Fund from making an investment in any given industry if, upon making the proposed investment, 25% or more of the value of its total assets would be invested in such industry.

o     For the purposes of the Fund's policy regarding minimum investments in the tax-exempt securities, the minimum investment requirement is based on net assets plus borrowings used for investment purposes.

Diversification. The Fund intends to be "diversified," as defined in the
Investment Company Act, with respect to 75% of its total assets, and to satisfy the restrictions against investing too much of its assets in any
"issuer" as set forth above. Under the Investment Company Act's requirements for diversification, as to 75% of its total assets, the Fund cannot invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government, its agencies or instrumentalities) nor can it own more than 10% of an issuer's voting securities. In applying its diversification policy with respect to the remaining 25% of its total assets not covered by that diversification requirement, the Fund will not invest more than 10% of its assets in the securities of any one issuer.

      In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Applying the Restriction Against Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation.
The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Fund's industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds, STA Bonds are not within any industry and are not subject to the Fund's industry concentration policies.

      For the purposes of the Fund's policy not to concentrate in securities of issuers as described in the investment restrictions listed in the
Prospectus and this SAI, the Fund's industry classifications are not a fundamental policy and therefore, may be changed without shareholder approval. Should any such change occur, the Prospectus and/or this Statement of Additional Information will be supplemented or revised to reflect the change. Bonds which are refunded with escrowed U.S. government securities are considered U.S. government securities for purposes of the Fund's policy not to concentrate.

    Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the
    Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in its semi-annual and annual reports to shareholders, and in its Statements of Investments on Form N-Q.
            Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the
            OppenheimerFunds' website at www.oppenheimerfunds.com (select the
            Fund's name under the "View Fund Information for:" menu) with a
            15-day lag.  The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.  Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),

o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

            How the Fund Is Managed

     Organization and History. The Fund is an open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Fund was  organized  as a New York  corporation  in June 1965 and reorganized as Massachusetts business trust in February 1991.

     Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently  has four classes of shares:  Class A, Class B, Class C and Class Y. All classes  invest in the same  investment  portfolio.  Generally, only certain institutional  investors may elect to purchase Class Y shares. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o will generally have a different net asset value,

     o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to a vote of  shareholders.  Each  share  of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable law.  Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     |X| Board of Trustees and Audit Committee.  The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee  comprised  solely of Trustees who  are  not  "interested  persons"  under  the  Investment  Company  Act  (the
"Independent Trustees").  The members of the Audit Committee are David K. Downes
(Chairman),  John Cannon, Thomas W. Courtney,  Robert G. Galli, Lacy B. Herrmann
and Brian Wruble.  The Audit  Committee held 6 meetings during the Fund's fiscal year ended  December  31, 2006.  The Audit  Committee  furnishes  the Board with recommendations  regarding  the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee  Charter, include,  but are not  limited  to:  (i)  reviewing  the  scope and  results  of financial  statement audits and the audit fees charged;  (ii) reviewing  reports from the Fund's  independent  registered  public  accounting  firm regarding the
Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's  Internal Audit  Department;  (iv)  maintaining a separate line of communication  between  the  Fund's  independent  Auditors  and the  Independent
Trustees; (v) reviewing the independence of the Fund's independent Auditors; and
(vi)  pre-approving  the  provision  of any audit or  non-audit  services by the
Fund's independent Auditors,  including tax services, that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the
Manager.

     The Audit Committee's  functions  include selecting and nominating,  to the full Board,  nominees for election as Trustees,  and  selecting  and  nominating
Independent  Trustees  for  election.  The Audit  Committee  may,  but need not, consider  the advice and  recommendation  of the Manager and its  affiliates  in selecting  nominees.  The full  Board  elects  new  trustees  except  for  those instances when a shareholder vote is required.

     To date,  the  Audit  Committee  has  been  able to  identify  from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of  individuals,  accompanied  by complete  and properly  supported resumes, for the Audit Committee's  consideration by mailing such information to the Audit  Committee.  Shareholders  wishing to submit a nominee for election to
the  Board  may  do  so  by  mailing   their   submission   to  the  offices  of
OppenheimerFunds,  Inc., Two World Financial  Center,  225 Liberty Street,  11th
Floor,  New York,  NY  10281-1008,  to the attention of the Board of Trustees of
Rochester Fund Municipals, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational,  and/or other pertinent background of the person being recommended;
(2) a  statement  concerning  whether  the person is an  "interested  person" as defined in the Investment  Company Act; (3) any other  information that the Fund would be required to include in a proxy statement concerning the person if he or she was  nominated;  and (4) the name and address of the person  submitting  the recommendation  and, if that person is a shareholder,  the period for which that person  held  Fund  shares.  Shareholders  should  note  that a person  who owns securities issued by Massachusetts Mutual Life Insurance Company  ("MassMutual")
(the parent company of the Manager) would be deemed an "interested person" under the  Investment  Company  Act. In addition,  certain  other  relationships  with
MassMutual or its  subsidiaries,  with  registered  broker-dealers,  or with the
Funds'  outside  legal  counsel  may cause a person to be deemed an  "interested person."

     Although   candidates   are  expected  to  provide  a  mix  of  attributes,
experience,   perspective  and  skills  necessary  to  effectively  advance  the interests of  shareholders,  the Audit  Committee has not  established  specific qualifications  that must be met by a trustee  nominee.  In  evaluating  trustee nominees,  the Audit Committee  considers,  among other things,  an individual's
background,    skills,    and    experience;    whether   the    individual   is
-------------------------------------------------------------------------------

an  "interested  person" as  defined in the  Investment  Company  Act;  and whether the individual  would be deemed an "audit  committee  financial  expert"
within the meaning of applicable SEC, rules.  The Audit Committee also considers whether the individual's background,  skills, and experience will complement the background,  skills, and experience of other nominees.  The Audit Committee may, upon Board  approval,  retain an  executive  search firm or use the  services of legal,  financial,  or other external  counsel to assist in screening  potential candidates.

     There  are no  differences  in the  manner  in which  the  Audit  Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

     |X| Trustees and Officers of the Fund.  Except for Mr. Murphy,  each of the
Trustees is an  "Independent  Trustee" under the Investment  Company Act. All of the  Trustees,  except for Mr.  Cannon are also  directors  or  trustees  of the following Oppenheimer funds (referred to as "Board III Funds"):

     Bond Fund Series  Oppenheimer  MidCap Fund Oppenheimer  Quest Capital Value
Fund, Inc.  Oppenheimer Quest For Value Funds  Oppenheimer  Quest  International
Value Fund, Inc.  Oppenheimer  Quest Value Fund, Inc.  Rochester Fund Municipals
Rochester Portfolio Series

     Mr. Cannon is a Trustee of only Bond Fund Series, Rochester Fund Municipals and Rochester  Portfolio  Series. In addition to being a Board member of each of the Board III Funds,  Messrs. Galli and Wruble are also directors or trustees of
38 other portfolios in the OppenheimerFunds complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Fielding,  Loughran, Cottier, Willis, Gillespie,  Murphy, Petersen,
Szilagyi,  Vandehey,  Wixted  and Zack  and Mss.  Bloomberg  and  Ives,  who are
officers of the Fund,  hold the same offices with one or more of the other Board
III Funds.  As of February 9, 2007,  the Trustees and officers of the Fund, as a group,  owned of record or  beneficially  less than 1% of any class of shares of the Fund. The foregoing  statement does not reflect  ownership of shares held of record by an employee benefit plan for employees of the Manager,  other than the shares  beneficially  owned  under that plan by the  officers of the Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family  members) owns securities of either the Manager or the Distributor of the
Board III Funds or of any entity directly or indirectly controlling,  controlled by or under common control with the Manager or the Distributor.

     Biographical  Information.  The Trustees and officers, their positions with the Fund, length of service in such position(s),  and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

               Independent Trustees
            -------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Name, Position(s)   Principal Occupation(s) During the      Dollar Range  Aggregate Dollar
                    Past 5 Years; Other                       of Shares    Range of Shares
Held with the       Trusteeships/Directorships Held;        Beneficially    Beneficially
Fund, Length of     Number of Portfolios in the Fund        Owned in the      Owned in
Service, Age        Complex Currently Overseen                  Fund      Supervised Funds

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                               As of December 31, 2006

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Thomas W. Courtney, Principal of Courtney Associates,      None           $50,001-$100,000
Chairman of the     Inc. (venture capital firm) (since
Board of Trustees   1982); General Partner of Trivest
since 2001,         Venture Fund (private venture capital
Trustee since 1995  fund); President of Investment
Age: 73             Counseling Federated Investors, Inc.

                    (1973-1982); Trustee of the following
                    open-end investment companies: Cash
                    Assets Trust (1984), Premier VIT
                    (formerly PIMCO Advisors VIT), Tax
                    Free Trust of Arizona (since 1984)
                    and four funds for the Hawaiian Tax
                    Free Trust. Oversees 10 portfolios in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John Cannon,        Director of Neuberger Berman Income    None           $10,001-$50,000
Trustee since 1992  Managers Trust, Neuberger & Berman
Age: 77             Income Funds and Neuberger Berman
                    Trust, (open-end investment
                    companies) (1995-present); Director
                    of Neuberger Berman Equity Funds
                    (open-end investment company) (since
                    November 2000); Trustee, Neuberger
                    Berman Mutual Funds (open-end
                    investment company) (since October
                    1994); Mr. Cannon held the following
                    positions at CDC Investment Advisors
                    (registered investment adviser):
                    Chairman and Treasurer (December
                    1993-February 1996), Independent
                    Consultant and Chief Investment
                    Officer (1996-June 2000) and
                    Consultant and Director (December
                    1993-February 1999). Oversees 3
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
David K. Downes,    President, Chief Executive Officer     None           None
Trustee since 2005  and Board Member of CRAFund Advisors,

 Age: 67            Inc. (investment management company)
                    (since January 2004); President of
                    The Community Reinvestment Act
                    Qualified Investment Fund (investment
                    management company) (since January
                    2004); Independent Chairman of the
                    Board of Trustees of Quaker
                    Investment Trust (registered
                    investment company) (since January
                    2004); Director of Internet Capital
                    Group (information technology
                    company) (since October 2003); Chief
                    Operating Officer and Chief Financial
                    Officer of Lincoln National
                    Investment Companies, Inc.
                    (subsidiary of Lincoln National
                    Corporation, a publicly traded
                    company) and Delaware Investments
                    U.S., Inc. (investment management
                    subsidiary of Lincoln National
                    Corporation) (1995-2003); President,
                    Chief Executive Officer and Trustee
                    of Delaware Investment Family of
                    Funds (1995-2003); President and
                    Board Member of Lincoln National
                    Convertible Securities Funds, Inc.
                    and the Lincoln National Income
                    Funds, TDC (1995-2003); Chairman and
                    Chief Executive Officer of Retirement
                    Financial Services, Inc. (registered
                    transfer agent and investment adviser
                    and subsidiary of Delaware
                    Investments U.S., Inc.) (1995-2003);
                    President and Chief Executive Officer
                    of Delaware Service Company, Inc.
                    (1995-2003); Chief Administrative
                    Officer, Chief Financial Officer,
                    Vice Chairman and Director of
                    Equitable Capital Management
                    Corporation (investment subsidiary of
                    Equitable Life Assurance Society)
                    (1985-1992); Corporate Controller of
                    Merrill Lynch & Company (financial
                    services holding company)
                    (1977-1985); held the following
                    positions at the Colonial Penn Group,
                    Inc. (insurance company): Corporate
                    Budget Director (1974-1977),
                    Assistant Treasurer (1972-1974) and
                    Director of Corporate Taxes
                    (1969-1972); held the following
                    positions at Price Waterhouse &
                    Company (financial services firm):
                    Tax Manager (1967-1969), Tax Senior
                    (1965-1967) and Staff Accountant
                    (1963-1965); United States Marine
                    Corps (1957-1959). Oversees 10
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Robert G. Galli,    A director or trustee of other         None           Over $100,000
Trustee since 1998  Oppenheimer funds. Oversees 59
Age: 73             portfolios in the OppenheimerFunds

                    complex.*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Lacy B. Herrmann,   Founder and Chairman Emeritus of       None           $10,001-$50,000
Trustee since 1995  Aquila Group of Funds (open-end
Age: 77             investment company) (since December

                    2004); Chairman of Aquila Management
                    Corporation and Aquila Investment
                    Management LLC (since August 1984);
                    Chief Executive Officer and President
                    of Aquila Management Corporation
                    (August 1984-December 1994); Vice
                    President, Director and Secretary of
                    Aquila Distributors, Inc.
                    (distributor of Aquila Management
                    Corporation); Treasurer of Aquila
                    Distributors, Inc.; President and
                    Chairman of the Board of Trustees of
                    Capital Cash Management Trust
                    ("CCMT"); President and Director of
                    STCM Management Company, Inc.
                    (sponsor and adviser to CCMT);
                    Chairman, President and Director of
                    InCap Management Corporation;
                    Sub-Advisor and Administrator of
                    Prime Cash Fund & Short Term Asset
                    Reserves; Director of OCC Cash
                    Reserves, Inc. (open-end investment
                    company) (June 2003-December 2004);
                    Trustee of Premier VIT (formerly
                    PIMCO Advisors VIT) (investment
                    company) (since 1994); Trustee of OCC
                    Accumulation Trust (open-end
                    investment company) (until December
                    2004); Trustee Emeritus of Brown
                    University (since June 1983).
                    Oversees 10 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,    General Partner of Odyssey Partners,   $1-$10,000     Over $100,000
Trustee since 2001  L.P. (hedge fund) (since September
 Age: 63            1995); Director of Special Value
                    Opportunities Fund, LLC (registered
                    investment company) (since September
                    2004); Member, Zurich Financial
                    Investment Advisory Board (insurance)
                    (affiliate of the Manager's parent
                    company) (since October 2004); Board
                    of Governing Trustees of The Jackson
                    Laboratory (non-profit) (since August
                    1990); Trustee of the Institute for
                    Advanced Study (non-profit
                    educational institute) (since May
                    1992); Special Limited Partner of
                    Odyssey Investment Partners, LLC
                    (private equity investment) (January
                    1999-September 2004); Trustee of
                    Research Foundation of AIMR
                    (2000-2002) (investment research,
                    non-profit); Governor, Jerome Levy
                    Economics Institute of Bard College
                    (August 1990-September 2001)
                    (economics research); Director of Ray
                    & Berendtson, Inc. (May 2000-April
                    2002) (executive search firm);
                    President and Chief Executive Officer
                    of the Delaware Group of Mutual Funds
                    (1992-1995); Chairman, President and
                    Chief Executive Officer of Equitable
                    Capital Management Corporation
                    (1985-1992); Executive Vice President
                    and Chief Investment Officer at The
                    Equitable Life Assurance Society of
                    the U.S. (1979-1992); Vice President
                    and Co-manager at Smith Barney,
                    Harris Upham and Company (1970-1979);
                    Engineer, Sperry Gyroscope Company
                    (1966-1970); former governor of the
                    Association for Investment Management
                    and Research; former chairman of the
                    Institute of Chartered Financial
                    Analysts; Chartered Financial
                    Analyst. Oversees 59 portfolios in
                    the OppenheimerFunds complex.*

-------------------------------------------------------------------------------------------

*  In addition to serving as a director or trustee of each of the Board II
Funds, Messrs. Galli and Wruble also serve on the Boards of 38 other
Oppenheimer funds that are not Board III Funds

   Mr. Murphy is an "Interested Trustee" because he is affiliated with the
      Manager by virtue of his positions as an officer and director of the
      Manager, and as a shareholder of its parent company. The address of Mr.

Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2006

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and        None        Over $100,000
Trustee since      Director (since June 2001) and President
2005 and           (since September 2000) of the Manager;
President and      President and director or trustee of other
Principal          Oppenheimer funds; President and Director
Executive Officer  of Oppenheimer Acquisition Corp. ("OAC")
since 2001         (the Manager's parent holding company) and
Age: 57            of Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of the Manager)
                   (since July 2001); Director of
                   OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (since November
                   2001); Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chief Operating
                   Officer of the Manager (September 2000-June
                   2001); President and Trustee of MML Series
                   Investment Fund and MassMutual Select Funds
                   (open-end investment companies) (November
                   1999-November 2001); Director of C.M. Life
                   Insurance Company (September 1999-August
                   2000); President, Chief Executive Officer
                   and Director of MML Bay State Life
                   Insurance Company (September 1999-August
                   2000); Director of Emerald Isle Bancorp and
                   Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp) (June
                   1989-June 1998). Oversees 96 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Fielding, Loughran, Cottier, Willis, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey, and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924.
Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------------

                               Other Officers of the Fund

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice President of the Manager since January 1996; an

Vice President and      officer of 18 portfolios in the OppenheimerFunds complex.
Senior Portfolio
Manager since 2002

Age: 57
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Daniel G. Loughran,     Vice President of the Manager since April 2001; an officer of 18

Vice President since    portfolios in the OppenheimerFunds complex.

October 2005 and
Portfolio Manager
since 2001
Age: 43

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Scott S. Cottier,       Vice President of the Manager since 2002; portfolio manager and
Vice President since    trader at Victory Capital Management (1999-2002); an officer of
October 2005 and        18 portfolios in the OppenheimerFunds complex.
Senior Portfolio
Manager since 2002
Age: 35

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Troy E. Willis,         Vice President of the Manager since July 2005; Associate
Vice President since    Portfolio Manager of the Manager since 2005; corporate attorney
October 2005 and        for Southern Resource Group (1999-2003); an officer of 18
Portfolio Manager       portfolios in the OppenheimerFunds complex.
since 2003
Age: 34

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Vice President of OppenheimerFunds
Chief Compliance        Distributor, Inc., Centennial Asset Management Corporation and
Officer since 2004      Shareholder Services, Inc. (since June 1983). Former Vice
Age: 56                 President and Director of Internal Audit of the Manager
                        (1997-February 2004). An officer of 96 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since March
Treasurer and           1999); Treasurer of the following: HarbourView Asset Management
Principal Financial &   Corporation, Shareholder Financial Services, Inc., Shareholder
Accounting Officer      Services, Inc., Oppenheimer Real Asset Management Corporation,
since 1999              and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 47                 OFI Private Investments, Inc. (since March 2000),
                        OppenheimerFunds International Ltd. (since May 2000),
                        OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                        Management, Inc. (since November 2000), and OppenheimerFunds
                        Legacy Program (charitable trust program established by the
                        Manager) (since June 2003); Treasurer and Chief Financial
                        Officer of OFI Trust Company (trust company subsidiary of the
                        Manager) (since May 2000); Assistant Treasurer of the following:
                        OAC (since March 1999),Centennial Asset Management Corporation
                        (March 1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003); Principal and Chief Operating Officer of
                        Bankers Trust Company-Mutual Fund Services Division (March
                        1995-March 1999). An officer of 96 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Brian Petersen,         Vice President of the Manager (since February 2007); Assistant
Assistant Treasurer     Vice President of the Manager (August 2002-February 2007);
since 2004              Manager/Financial Product Accounting of the Manager (November
Age: 36                 1998-July 2002). An officer of 96 portfolios in the

                        OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First Data
since 2005              Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                 Berger Financial Group LLC (May 2001-March 2003); Director of
                        Mutual Fund Operations at American Data Services, Inc.
                        (September 2000-May 2001). An officer of 96 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager; General Counsel and
Age: 58                 Director of the Distributor (since December 2001); General
                        Counsel of Centennial Asset Management Corporation (since
                        December 2001); Senior Vice President and General Counsel of
                        HarbourView Asset Management Corporation (since December 2001);
                        Secretary and General Counsel of OAC (since November 2001);
                        Assistant Secretary (since September 1997) and Director (since
                        November 2001) of OppenheimerFunds International Ltd. and
                        OppenheimerFunds plc; Vice President and Director of Oppenheimer
                        Partnership Holdings, Inc. (since December 2002); Director of
                        Oppenheimer Real Asset Management, Inc. (since November 2001);
                        Senior Vice President, General Counsel and Director of
                        Shareholder Financial Services, Inc. and Shareholder Services,
                        Inc. (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and OFI
                        Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                        President and General Counsel of OFI Institutional Asset
                        Management, Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003); Senior
                        Vice President (May 1985-December 2003), Acting General Counsel
                        (November 2001-February 2002) and Associate General Counsel (May
                        1981-October 2001) of the Manager; Assistant Secretary of the
                        following: Shareholder Services, Inc. (May 1985-November 2001),
                        Shareholder Financial Services, Inc. (November 1989-November
                        2001), and OppenheimerFunds International Ltd. (September
                        1997-November 2001). An officer of 96 portfolios in the
                        OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager; Vice
since 2001              President (since 1999) and Assistant Secretary (since October
Age: 41                 2003) of the Distributor; Assistant Secretary of Centennial
                        Asset Management Corporation (since October 2003); Vice
                        President and Assistant Secretary of Shareholder Services, Inc.
                        (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                        Program and Shareholder Financial Services, Inc. (since December
                        2001); Assistant Counsel of the Manager (August 1994-October
                        2003). An officer of 96 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since May
Assistant Secretary     2004); First Vice President (April 2001-April 2004), Associate
since 2004              General Counsel (December 2000-April 2004), Corporate Vice
Age: 39                 President (May 1999-April 2001) and Assistant General Counsel
                        (May 1999-December 2000) of UBS Financial Services Inc.
                        (formerly, PaineWebber Incorporated). An officer of 96
                        portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary     (since September 2004); Mr. Gillespie held the following
since 2004              positions at Merrill Lynch Investment Management: First Vice
Age: 43                 President (2001-September 2004); Director (2000-September 2004)
                        and Vice President (1998-2000). An officer of 96 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------

|X|   Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustee's compensation from the Fund, shown below, is for serving as a Trustee and member of a committee
(if applicable), with respect to the Fund's fiscal year ended December 31,
2006. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended
December 31, 2006. The amounts shown for Mr. Cannon relate solely to Bond
Fund Series, Rochester Fund Municipals and Rochester Portfolio Series as Mr.
Cannon serves as Trustee of those Board III Funds only.

----------------------------------------------------------------------------------------

                       Aggregate       Retirement                 Total Compensation
                                       Benefits     Estimated
[Director/Trustee]                     Accrued       Annual
Name and Other                         as Part      Benefits
Fund Position(s)   Compensation From   of Fund        Upon      From the Fund and Fund
(as applicable)       the Fund(1)       Expenses  Retirement(2)       Complex (3)

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                  Fiscal year ended December 31,                      Year ended
                               2006                                December 31, 2006

----------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------

          Thomas W.     $47,681     $49,329      $100,284    $196,000(4)
          Courtney
          Chairman
          of the
          Board an
          Thomas Wd
          Courtney.
          Chairman
          of the
          Board an
          Audit   d
          Committe
          Member  e

          ------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

John Cannon             $39,588         $11,225    $32,705(11)        $61,036(11)
Audit Committee
Member

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Paul Y.                  $9,316           N/A        $85,662         $44,438((6))
Clinton(5)

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

David K.                $42,778         $13,737      $4,391            $146,668
Downes(7)
Audit Committee
Chairman

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Robert G. Galli         $39,449         $42,279     $107,096          $264,812(8)

Audit Committee
Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Lacy B. Herrmann
Audit Committee         $40,429         $11,472      $88,150          $167,000(9)
Member

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Brian F. Wruble         $40,429         $20,520      $45,544         $214,260(10)
Audit Committee
Member

----------------------------------------------------------------------------------------
1.  "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any, for a Trustee.
2.  "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under "Retirement Plan for
    Trustees." Actual benefits upon retirement may vary based on retirement age, years of service and benefit payment elections of the Trustee.

3.  "Total Compensation From the Fund and Fund Complex" includes fees, deferred compensation (if any) and accrued retirement benefits (if any).
    For purposes of this section only, in accordance with the instructions for Form N-1A, "Fund Complex" includes the Oppenheimer funds and one open-end investment company, PIMCO Advisors VIT ("PIMCO") (formerly OCC
    Accumulation Trust) for which the Fund's former Sub-Adviser acts as the investment adviser. The Manager does not consider PIMCO to be part of the
    OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.
4.  Includes $35,500 in compensation from Premier VIT, with respect to Mr.
    Courtney's service as a trustee of that fund.
5.  Mr. Clinton retired from the Board III funds effective March 31, 2006.
6.  Includes $10,313, in compensation from Premier VIT, with respect to Mr.

    Clinton's service as a trustee of that fund.
7.  Mr. Downes was appointed as Trustee of the Board III Funds on December
    16, 2005.

8.  Includes $129,312 for serving as a director or trustee of 49 other
    Oppenheimer funds (at December 31, 2006) that are not Board III Funds.
9.  Includes $31,500  in compensation from Premier VIT, with respect to Mr.
    Herrmann's service as a trustee of that fund.
10. Includes $105,760 for serving as a director or trustee of 49 other
    Oppenheimer funds (at December 31, 2006) that are not Board III Funds.
 11.        Total Compensation and Estimated Annual Retirement Benefits for
    Mr. Cannon are for serving as a trustee of the Fund and two other funds in the Fund Complex.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board III Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least
15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the Trustee's compensation, including future compensation and the length of his or her service on the Board.

      Compensation Deferral Plan for Trustees. The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

Deferral of Trustees' fees under the plan will not materially affect the
Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      |X|   Major Shareholders. As of February 9, 2007, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      Citigroup Global Markets, Inc., 7th Floor, 333 West 34th Street, New
      York, NY 10001-2483, which owned 63,101,773.108 Class A shares (14.42%
      of the outstanding Class A shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of customers, 4800 Deer Lake Drive, E FL 3, Jacksonville, FL 32246-6484,
      which owned 35,507,766.179 Class A shares (8.11% of the outstanding
      Class A shares).

      Citigroup Global Markets, Inc., 7th Floor, 333 West 34th Street, New
      York, NY 10001-2483, which owned 4,970,675.222 Class B shares (10.35%
      of the outstanding Class B shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of customers, 4800 Deer Lake Drive, E FL 3, Jacksonville, FL 32246-6484
      which owned 4,182,291.307 Class B shares (9.04% of the outstanding
      Class B shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the sole benefit of customers, 4800 Deer Lake Drive, E FL 3, Jacksonville, FL 32246-6484
      which owned 13,711,155.927 Class C shares (19.14% of the outstanding
      Class C shares).

      Citigroup Global Markets, Inc., 7th Floor, 333 West 34th Street, New
      York, NY 10001-2483, which owned 10,967,199.239 Class C shares (15.31%
      of the outstanding Class C shares).

      Roger W. Kirby TR, UW Gwendoline Hoguet Trust, FBO Geoffrey R. Hoguet,
      580 Park Avenue, New York, NY 10021-7313, which owned 325,690.205 Class
      Y shares (25.05% of the outstanding Class Y shares).

      Prudential Investment Management Services, 100 Mulberry Street, Mail
      Stop NJ 05-11-20, Newark, NJ 07102, which owned 33,344.531 Class Y shares (24.87% of the outstanding Class Y shares).

      NFS LLC, Alliance Bank, Alliance Bank Trust Department, 160 Main
      Street, Oneida, NY 13421-1622, which owned 184,604.583 Class Y shares
      (14.20% of the outstanding Class Y shares).

      Charles Schwab & Co, Inc., for the exclusive benefit of customers, 101
      Montgomery Street, San Francisco, CA 94104-4122, which owned
      179,496.217 Class Y shares (13.80% of the outstanding Class Y shares).

      SEI Private Trust Company, c/o HSBC Bank, One Freedom Valley Drive,
      Oaks, PA 19456, which owned 112,299.194 Class Y shares (8.63% of the outstanding Class Y shares).

      Elizabeth N. Hoguet, 166 Corrigan Street, Southampton, NY 11968-3918,
      who owned 68,677.907 Class Y shares (5.28% of the outstanding Class Y shares).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

o     Accounting and Administrative Services. The Manager provides accounting and administrative services to the Fund pursuant to an Accounting and
Administration Agreement approved by the Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the Fund's shares. The Accounting and Administrative Services fees paid by the Fund to the Manager during its last three fiscal years are listed below.

-------------------------------------------------------------------------------
Fiscal Year        Management Fee Paid to       Accounting and Administrative
                                                    Services Fee Paid to
Ended 12/31        OppenheimerFunds, Inc.          OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2004                $27,768,032                      $1,797,931
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2005                $32,070,175                      $2,086,136
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2006                $40,030,905                      $2,621,885

-------------------------------------------------------------------------------

Portfolio Managers. The Fund's portfolio is managed by Ronald H. Fielding and a team of investment professionals including Daniel G. Loughran, Scott S.
Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael L.
Camarella (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, Franz,
DeMitry and Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by
Portfolio Managers as of December 31, 2006.  No account has a performance-based advisory fee:

------------------------------------------------------------------------------------
Portfolio Manager  Registered     Total    Other      Total      Other   Total
                                                      Assets in
                                Assets in             Other
                               Registered  Pooled     Pooled               Assets
                   Investment  Investment  Investment Investment         in Other

                    Companies   Companies  Vehicles   Vehicles   AccountsAccounts
                     Managed   Managed(1)   Managed   Managed(1) Managed Managed(2)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Ronald H. Fielding     17       20,621.6      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Daniel G. Loughran     17       20,621.6      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Scott S. Cottier       17       20,621.6      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Troy E. Willis         17       20,621.6      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mark R. DeMitry        17       20,621.6      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Marcus V. Franz        17       20,621.6      None       None     None      None

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Michael L.             17       20,621.6      None       None     None      None
Camarella

------------------------------------------------------------------------------------
(1.)  In millions

(2.)  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics

As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the
Portfolio Managers may need to allocate investment opportunities between the
Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or he may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
December 31, 2006, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the
Fund is Lipper New York Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
Portfolio Managers' compensation is not based on the total value of the
Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers.  The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

       Ownership of Fund Shares.  As of December 31, 2006 each
Portfolio Manager beneficially owned shares of the Fund as follows:
            Portfolio Manager                    Range of Shares
                                                   Beneficially
                                                Owned in the Fund

            ------------------------------------------------------------
            ------------------------------------------------------------

            Ronald Fielding                  None

            ------------------------------------------------------------
            ------------------------------------------------------------

            Daniel Loughran                  None

            ------------------------------------------------------------
            ------------------------------------------------------------

            Scott Cottier                    None

            ------------------------------------------------------------
            ------------------------------------------------------------

            Troy Willis                      $10,000 - $50,000

            ------------------------------------------------------------
            ------------------------------------------------------------

            Mark DeMitry                     None

            ------------------------------------------------------------
            ------------------------------------------------------------

            Marcus Franz                     None

            ------------------------------------------------------------
            ------------------------------------------------------------

            Michael Camarella                None

            -------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for each Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below. The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. The Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by a Fund are in principal transactions at net prices (i.e., without commissions). Each Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.
Therefore, a Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis.  In that situation, a Fund would incur a brokerage commission.

      Other funds advised by the Manager have investments policies similar to those of the Funds. Those other funds may purchase or sell the same securities as the Funds at the same time as the Funds, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the funds' respective net asset size and other factors, including the funds' cash flow requirements, investment policies and guidelines and capacity.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect each Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of Fund shares when allocating each Fund's portfolio transactions, and (2) a Fund, the
Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct a Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to a Fund and to one or more of the advisory accounts of the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the  Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in each Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board of the Funds about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal year ended December 31, 2004, 2005 and 2006, the Fund executed no transactions and paid no commissions to firms that provide research services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing Prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------------------------------
Fiscal    Aggregate     Class A      Concessions    Concessions  Concessions
          Front-End     Front-End
Year      Sales         Sales        on Class A     on Class B   on Class C
Ended     Charges       Charges      Shares         Shares       Shares
12/31:    on Class A    Retained by  Advanced by    Advanced by  Advanced by
          Shares        Distributor  Distributor(1) Distributor(2Distributor(2)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2004     $13,168,741   $1,926,707    $1,784,635    $3,862,535   $1,090,378
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2005     $24,702,276   $3,371,458    $3,765,306    $3,516,461   $2,296,364
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2006     $37,466,562   $4,838,139    $7,407,594    $3,286,397   $4,029,038

-------------------------------------------------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
Fiscal Year  Class A Contingent    Class B Contingent    Class C Contingent
             Deferred Sales        Deferred Sales        Deferred Sales
             Charges Retained by   Charges Retained by   Charges Retained by
Ended 12/31: Distributor           Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2004            $63,952             $2,288,830              $46,687
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2005            $58,123             $1,445,156             $131,436
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2006           $382,784             $1,433,428             $278,875

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees currently limits aggregate payments under the Class A plan to 0.15% of average annual net assets.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares, however, the Board has set the rate at 0.15%. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.
The Distributor makes payments to plan recipients periodically at an annual rate currently not to exceed 0.15% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended December 31, 2006 payments under the Class A plan totaled $10,120,534, none of which was retained by the Distributor under the arrangement described above, and $97,407 of which was paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,

o     bears the costs of sales literature, advertising and Prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,

o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended

                                   12/31/2006

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan    $9,238,000   $7,152,555(1)      $35,798,671          3.95%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan    $9,534,239   $3,533,049(2)      $22,281,626          1.77%

---------------------------------------------------------------------------------

1.    Includes  $14,131  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $52,385  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &

                                        Annuity Co.

Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)(6) -1]
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on
Class Y shares. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

--------------------------------------------------------------------------------

           The Fund's Yields for the 30-Day Periods Ended 12/31/2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of    Standardized Yield      Dividend Yield       Tax-Equivalent Yield

                                                           (39.45%Combined

                                                         Federal/New York Tax
Shares                                                       Bracket)(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Without     After      Without    After      Without      After
          Sales       Sales      Sales      Sales                   Sales
          Charge      Charge     Charge     Charge     Sales Charge Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A      3.94%      3.75%      5.40%      5.14%       6.50%        6.19%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B      3.05%       N/A       4.24%       N/A        5.04%         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C      3.06%       N/A       4.26%       N/A        5.05%         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y      4.07%       N/A       5.58%       N/A        6.72%         N/A

--------------------------------------------------------------------------------

1. The  tax-equivalent  yield  calculation  assumes that the investor is taxed just below the highest federal income tax bracket  (currently 35%) and also assumes the 2006 combined  federal and New York State rates  (regardless of whether a switch to non-taxable  investments would cause a lower bracket to apply).

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 12/31/2006

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class of  Cumulative Total               Average Annual Total Returns
               Returns
            (10 Years or
           life-of-class,
Shares        if less)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                 1-Year            5-Year            10-Year
                                                 (or life of
                                                   class)       (or life of class)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
          After    Without  After     Without After     Without  After    Without
          Sales    Sales    Sales     Sales   Sales     Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge    Charge   Charge   Charge
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class      79.13%   88.06%    3.18%    8.33%    6.54%    7.58%    6.00%    6.52%

A(1)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class B   77.62%(2)77.62%(2)  2.39%    7.39%    6.33%    6.64%   6.04%(2) 6.04%(2)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class C   71.81%(3)71.81%(3)  6.40%    7.40%    6.65%    6.65%   5.68%(3) 5.68%(3)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class Y   66.32%(4)66.32%(4)  8.45%    8.45%  7.72%(4)  7.72%(4)  7.92%    7.92%

-----------------------------------------------------------------------------------
1. Inception of Class A:      5/15/86
2. Inception of Class B:      3/17/97
3. Inception of Class C:      3/17/97
4. Inception of Class Y:      4/28/00

---------------------------------------------------------------------------
   Average Annual Total Returns for Class A Shares (After Sales Charge)

                     For the Periods Ended 12/31/2006

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                1-Year         5-Year          10-Year
---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on Distributions     3.16%          6.53%           6.00%

---------------------------------------------------------------------------
---------------------------------------------------------------------------

After Taxes on                   3.80%          6.42%           5.96%

Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The
Fund is ranked among muni New York long-term funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                Active Allocation Fund
Oppenheimer Core Bond Fund                   Conservative Investor Fund
Oppenheimer California Municipal Fund        Equity Investor Fund
Oppenheimer Capital Appreciation Fund        Moderate Investor Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund II
Oppenheimer Commodity Strategy Total      Oppenheimer Principal Protected Main
Return Fund                               Street Fund III
Oppenheimer Convertible Securities Fund   Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Developing Markets Fund       Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Dividend Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Enterprise Fund               Fund
                                          Oppenheimer Rochester Maryland
Oppenheimer Equity Fund, Inc.             Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Growth Fund                   Municipals
                                          Oppenheimer Rochester North Carolina
Oppenheimer International Bond Fund       Municipal Fund
Oppenheimer International Diversified     Oppenheimer Rochester Ohio Municipal
Fund                                      Fund
                                          Oppenheimer Rochester Virginia
Oppenheimer International Growth Fund     Municipal Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Select Value Fund
Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer Strategic Income Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer U.S. Government Trust
Oppenheimer Main Street Fund              Oppenheimer Value Fund
Oppenheimer Main Street Opportunity Fund  Limited-Term New York Municipal Fund
Oppenheimer Main Street Small Cap Fund    Rochester Fund Municipals

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described  in this SAI,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that  applies to your  purchases  of Class A shares if you  purchase
Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month  period.  The total amount of your  purchases of Class A, Class B and
Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in the determination.  Class
A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash Reserves on
which you have not paid a sales charge and any Class N shares you  purchase,  or may have  purchased,  will  not be  counted  towards  satisfying  the  purchases specified in a Letter.

     A Letter is an investor's statement in writing to the Distributor of his or her  intention  to  purchase a  specified  value of Class A, Class B and Class C shares of the Fund and other  Oppenheimer  funds  during a 13-month  period (the
"Letter  period").  The  Letter  states  the  investor's  intention  to make the aggregate  amount of  purchases  of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent  deferred  sales charge) do not count toward  satisfying the amount of the Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the  Prospectus,  this SAI and the application used for a Letter.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of Oppenheimer funds by OppenheimerFunds  prototype 401(k) plans under a Letter.
If  the  intended   purchase   amount   under  a  Letter   entered  into  by  an
OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter  period,  there will be no adjustment of  concessions  paid to the broker-dealer  or financial  institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

|X|  Terms of Escrow That Apply to Letters of Intent.

1.   Out of the initial  purchase (or  subsequent  purchases if necessary)  made pursuant  to a Letter,  shares  of the Fund  equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the  Transfer  Agent.  For  example,  if the  intended  purchase  amount is
     $50,000,  the  escrow  shall be  shares  valued  in the  amount  of  $2,500
     (computed  at the offering  price  adjusted  for a $50,000  purchase).  Any dividends and capital gains  distributions  on the escrowed  shares will be credited to the investor's account.

2.   If the total  minimum  investment  specified  under the Letter is completed within the 13-month  Letter  period,  the escrowed  shares will be promptly released to the investor.

3.   If, at the end of the 13-month Letter period the total  purchases  pursuant to the Letter are less than the intended  purchase amount  specified in the
     Letter,  the investor must remit to the  Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales  charges  which  would  have been paid if the total  amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference  in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the  expiration  of the  Letter,  redeem the number of  escrowed  shares necessary to realize such difference in sales charges.  Full and fractional shares  remaining after such redemption will be released from escrow.  If a request is received to redeem  escrowed shares prior to the payment of such additional  sales  charge,  the  sales  charge  will be  withheld  from the redemption proceeds.

4.   By signing the Letter,  the investor  irrevocably  constitutes and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.   The shares  eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a)  Class A shares sold with a front-end  sales  charge or subject to a Class A contingent deferred sales charge,

(b)  Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and

(c)  Class A , Class B or Class C shares  acquired  by  exchange  of either  (1)
     Class A shares of one of the other  Oppenheimer  funds  that were  acquired subject to a Class A initial or  contingent  deferred  sales  charge or (2)
     Class B or Class C shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

6.   Shares held in escrow hereunder will  automatically be exchanged for shares of another  fund to which an exchange is  requested,  as  described  in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the  Distributor,  the Transfer Agent or the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a Prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income attributable to Class B or
Class C shares and the  dividends  payable on Class B or Class C shares  will be reduced by  incremental  expenses  borne  solely by that class.  Those  expenses include the asset-based sales charges to which Class B and Class C are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and
Class C shares have no initial sales charge,  the purpose of the deferred  sales charge and asset-based sales charge on Class B and Class C shares is the same as that  of the  initial  sales  charge  on  Class A  shares  - to  compensate  the
Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for Class
B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single  investor  (not  including  dealer  "street  name" or omnibus accounts).

Class B or Class C shares may not be purchased by a new investor  directly  from
the   Distributor   without  the   investor   designating   another   registered
broker-dealer.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the  asset-based  sales  charge for longer than six years.  Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of shares.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports,  Prospectuses, SAI and other materials for current  shareholders,  fees to unaffiliated  Trustees,  custodian expenses, share issuance  costs,  organization  and start-up  costs,  interest,  taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual  "Minimum  Balance
Fee" is assessed on each Fund  account with a share  balance  valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

o    A fund account whose shares were acquired after September 30th of the prior year;

o    A fund  account  that  has a  balance  below  $500  due  to  the  automatic conversion  of shares  from  Class B to Class A shares.  However,  once all
     Class B shares held in the account  have been  converted  to Class A shares the new account balance may become subject to the Minimum Balance Fee;

o    Accounts  of  shareholders  who elect to  access  their  account  documents electronically via eDoc Direct; o A fund account that has only certificated shares and, has a balance below $500 and is being escheated;

o    Accounts of  shareholders  that are held by  broker-dealers  under the NSCC
     Fund/SERV system;

o    Accounts held under the  Oppenheimer  Legacy Program and/or holding certain
     Oppenheimer Variable Account Funds;

o    Omnibus accounts holding shares pursuant to the Pinnacle,  Ascender, Custom
     Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and

o    A fund  account  that  falls  below the $500  minimum  solely due to market fluctuations  within  the  12-month  period  preceding  the date the fee is deducted.

To access account documents  electronically  via eDocs Direct,  please visit the
Service  Center  on  our  website  at  www.oppenheimerfunds.com  and  click  the hyperlink "Sign Up for Electronic  Document  Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

Determination  of Net Asset  Values Per Share.  The net asset value per share of each class of shares of the Fund is  determined  as of the close of  business of the NYSE on each day that the NYSE is open. The  calculation is done by dividing the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class that are  outstanding.  The NYSE  normally  closes at 4:00
p.m.,  Eastern time,  but may close earlier on some other days (for example,  in case of weather  emergencies  or on days  falling  before a U.S.  holiday).  All references  to time in this SAI are to  "Eastern  time." The NYSE's  most recent annual announcement  regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

     Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

o    Long-term debt securities having a remaining  maturity in excess of 60 days are  valued  based  on the  mean  between  the  "bid"  and  "asked"  prices determined by a portfolio  pricing service  approved by the Fund's Board of
     Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.

o    The  following  securities  are  valued at the mean  between  the "bid" and
     "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

     (1)  debt  instruments  that  have a  maturity  of more  than 397 days when issued,

     (2)  debt  instruments  that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3)  non-money  market debt  instruments that had a maturity of 397 days or less when  issued and which have a  remaining  maturity  of 60 days or less.

o    The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:

     (1)  money market debt securities held by a non-money  market fund that had a maturity  of less than 397 days when  issued  that have a  remaining maturity of 60 days or less, and

     (2)  debt  instruments  held by a money  market  fund that have a remaining maturity of 397 days or less.

     Securities (including restricted  securities) not having  readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the case of  municipal  securities,  when last sale  information  is not generally available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments  on the  basis of  quality,  yield and  maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may  include  comparing  prices  used  for portfolio valuation to actual sales prices of selected securities.

     Puts,  calls,  futures and  municipal  bond index futures are valued at the last  sale  price on the  principal  exchange  on  which  they  are  traded,  as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing  "bid" and "asked"  prices on the  principal  exchange on the  valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation  date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices  obtained by the
Manager from two active market makers. In certain cases that may be at the "bid"
price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining  the Fund's gain on  investments,  if a call  written by the Fund is exercised, the proceeds are increased by the premium received. If a call written by the Fund  expires,  the Fund has a gain in the amount of the premium.  If the
Fund enters into a closing  purchase  transaction,  it will have a gain or loss, depending on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the  underlying  investment  is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the  shareholder  to continue  receiving  dividends on those shares until the  check is  presented  to the Fund.  Checks  may not be  presented  for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering checkwriting  privileges at any time. The Fund will provide you notice  whenever it is required to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:

     (1)  for  individual  accounts,  represents  that  they are the  registered owner(s) of the shares of the Fund in that account;

     (2)  for  accounts  for  corporations,   partnerships,   trusts  and  other
          entities,  represents  that  they  are an  officer,  general  partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);

     (3)  authorizes the Fund, its Transfer Agent and any bank through which the
          Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;

     (4)  specifically  acknowledges  that if they choose to permit checks to be honored if there is a single  signature on checks drawn  against joint accounts, or accounts for corporations,  partnerships, trusts or other entities,  the  signature  of any one  signatory  on a  check  will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one  person  or more  than one  authorized  signature  appears  on the
          Checkwriting card or the application, as applicable;

     (5)  understands  that the  Checkwriting  privilege  may be  terminated  or amended at any time by the Fund and/or the Fund's bank; and

     (6)  acknowledges and agrees that neither the Fund nor its bank shall incur any  liability  for that  amendment  or  termination  of  checkwriting privileges or for redeeming shares to pay checks  reasonably  believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:

o    Class A shares  purchased  subject  to an initial  sales  charge or Class A shares on which a contingent deferred sales charge was paid, or

o    Class B shares that were subject to the Class B contingent  deferred  sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C or  Class Y  shares.  The  Fund  may  amend,  suspend  or  cease  offering  this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board of Trustees  will not cause the  involuntary  redemption  of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).  The Board may alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be  involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B or Class
C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except  where the  contingent  deferred  sales charge is waived as described in
Appendix B to this SAI).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this SAI.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A
   shares:
Centennial California Tax Exempt Trust      Centennial New York Tax Exempt Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund     Oppenheimer Rochester Arizona
                                            Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Rochester Maryland
                                            Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Rochester Michigan
                                            Municipal Fund
   Oppenheimer International Value Fund     Oppenheimer Rochester Minnesota
                                            Municipal Fund
   Oppenheimer Institutional Money Market   Oppenheimer Rochester National
   Fund                                     Municipals
   Oppenheimer Limited Term California      Oppenheimer Rochester North Carolina
   Municipal Fund                           Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Ohio Municipal
                                            Fund
   Oppenheimer Money Market Fund, Inc.      Oppenheimer Rochester Virginia
                                            Municipal Fund
   Oppenheimer New Jersey Municipal Fund    Oppenheimer Senior Floating Rate Fund
   Oppenheimer Pennsylvania Municipal Fund  Rochester Fund Municipals
   Oppenheimer Principal Protected Main
   Street Fund II

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York            Oppenheimer Principal Protected Main
   Municipals                               Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value
                                            Fund, Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International
                                            Value Fund, Inc.
   Oppenheimer Capital Income Fund          Oppenheimer Rochester Arizona
                                            Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Rochester Maryland
                                            Municipal Fund
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan
                                            Municipal Fund
   Oppenheimer Gold & Special Minerals      Oppenheimer Rochester Minnesota
   Fund                                     Municipal Fund
   Oppenheimer Institutional Money Market   Oppenheimer Rochester National
   Fund                                     Municipals
   Oppenheimer Limited Term California      Oppenheimer Rochester North Carolina
   Municipal Fund                           Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Ohio Municipal
                                            Fund
   Oppenheimer New Jersey Municipal Fund    Oppenheimer Rochester Virginia
                                            Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

o     Oppenheimer  Institutional  Money  Market Fund only  offers  Class E and
   Class L shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).

o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

      o  When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of capital gains over capital  losses) that it  distributed  to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to 2011) and the dividends-received deduction for corporate shareholders.  However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      The Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies net income from qualified publicly-traded partnerships (i.e. publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer. No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as
U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from
November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet these requirements. To meet these requirements, in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the fund's income will be tax-exempt.

|X|   Taxation of Fund Distributions. Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the
Internal Revenue Code).  Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The
Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the
Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Exempt-Interest Dividends.  The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders.  To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the
Internal Revenue Code, as amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the
Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      The Fund will allocate interest from tax-exempt municipal securities
(as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year
(or under another method, if prescribed by the IRS and SEC).  The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

      Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to
exempt-interest dividends.   Shareholders receiving Social Security or
railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

      A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the
Fund.

      In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.
Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

      Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

      Ordinary Interest Dividends.  A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

       (1)  certain  taxable  temporary  investments  (such as certificates of deposit,  repurchase agreements,  commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
       (2)  income from securities loans;
       (3)  income or gains from options or futures;
       (4)  any net short-term capital gain; and
       (5)  any market discount accrual on tax-exempt bonds.

Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

      In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from
New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's distributions are attributable to interest on New York municipal securities. Distributions from the Fund attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining New York corporate franchise tax and New
York City general corporation tax for corporate shareholders of the Fund.
Additionally, certain distributions paid to corporate shareholders of the
Fund may be includable in income subject to the New York alternative minimum tax.

            Capital Gains.  The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on the gain at the 35% corporate tax rate, and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid.  In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

Backup withholding.  The Fund will be required in certain cases to withhold
28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.  Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his or her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares (including tax basis arising from reinvestment of dividends).  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends).
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.  If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege.  Instead, such sales charge will be treated as an amount paid for the new shares.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W8ECI or substitute form. Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

      If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. withholding tax at a rate of 28%
on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares. Any tax withheld (in this situation) by the Fund is remitted by the Fund to the
U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to a foreign person entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a
Prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the
Independent Registered Public Accounting Firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

                          ROCHESTER FUND MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER FUND MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of
Rochester Fund Municipals, including the statement of investments, as of
December 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Rochester Fund Municipals as of December 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

      As discussed in Note 9, the Statement of Changes in Net Assets for the
year ended December 31, 2005 and the Financial Highlights for the years in the four-year period ended December 31, 2005 have been restated.

KPMG LLP

Denver, Colorado
February 8, 2007

STATEMENT OF INVESTMENTS  December 31, 2006
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--116.1%
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--100.7%
$      1,420,000   Albany County Airport Authority                                         5.000%     12/15/2035   $      1,491,596
-----------------------------------------------------------------------------------------------------------------------------------
         125,000   Albany County Airport Authority                                         5.500      12/15/2019            129,294
-----------------------------------------------------------------------------------------------------------------------------------
       1,035,000   Albany County IDA (Albany College of Pharmacy)                          5.375      12/01/2024          1,093,695
-----------------------------------------------------------------------------------------------------------------------------------
       1,700,000   Albany County IDA (Albany College of Pharmacy)                          5.625      12/01/2034          1,807,576
-----------------------------------------------------------------------------------------------------------------------------------
         605,000   Albany County IDA (Wildwood Programs)                                   4.900      07/01/2021            628,577
-----------------------------------------------------------------------------------------------------------------------------------
         885,000   Albany Hsg. Authority (Lark Drive)                                      5.500      12/01/2028            916,302
-----------------------------------------------------------------------------------------------------------------------------------
       1,420,000   Albany IDA (Albany Medical Center)                                      6.000      05/01/2019          1,450,274
-----------------------------------------------------------------------------------------------------------------------------------
       2,460,000   Albany IDA (Albany Medical Center)                                      6.000      05/01/2029          2,505,461
-----------------------------------------------------------------------------------------------------------------------------------
         400,000   Albany IDA (Albany Municipal Golf Course Clubhouse)                     7.500      05/01/2012            404,088
-----------------------------------------------------------------------------------------------------------------------------------
         870,000   Albany IDA (Albany Rehab.)                                              8.375      06/01/2023            912,761
-----------------------------------------------------------------------------------------------------------------------------------
       7,005,000   Albany IDA (Charitable Leadership)                                      5.750      07/01/2026          7,395,108
-----------------------------------------------------------------------------------------------------------------------------------
       3,730,000   Albany IDA (Daughters of Sarah Nursing Home)                            5.375      10/20/2030          4,017,508
-----------------------------------------------------------------------------------------------------------------------------------
       2,485,000   Albany IDA (Hampton Plaza)                                              6.250      03/15/2018          2,507,191
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   Albany IDA (New Covenant Charter School)                                7.000      05/01/2025            900,864
-----------------------------------------------------------------------------------------------------------------------------------
       1,285,000   Albany IDA (Sage Colleges)                                              5.250      04/01/2019          1,313,784
-----------------------------------------------------------------------------------------------------------------------------------
       1,760,000   Albany IDA (Sage Colleges)                                              5.300      04/01/2029          1,800,146
-----------------------------------------------------------------------------------------------------------------------------------
       2,510,000   Albany Parking Authority 1                                              5.625      07/15/2020          2,676,764
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Albany Parking Authority                                                5.625      07/15/2025          2,132,020
-----------------------------------------------------------------------------------------------------------------------------------
       1,770,000   Albany Parking Authority 2                                              7.052 3    11/01/2017          1,033,715
-----------------------------------------------------------------------------------------------------------------------------------
       5,700,000   Allegany County IDA (Houghton College)                                  5.250      01/15/2024          5,802,999
-----------------------------------------------------------------------------------------------------------------------------------
         925,000   Amherst IDA (Asbury Pointe)                                             5.800      02/01/2015            925,518
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Amherst IDA (Asbury Pointe)                                             6.000      02/01/2023             10,005
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Amherst IDA (Asbury Pointe)                                             6.000      02/01/2029          3,075,210
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Amherst IDA (UBF Faculty-Student Hsg. Corp.)                            5.250      08/01/2031             26,965
-----------------------------------------------------------------------------------------------------------------------------------
       3,150,000   Appleridge Retirement Community                                         5.750      09/01/2041          3,355,664
-----------------------------------------------------------------------------------------------------------------------------------
         485,000   Babylon IDA (WWH Ambulance)                                             7.375      09/15/2008            486,426
-----------------------------------------------------------------------------------------------------------------------------------
         810,000   Bethlehem Water System                                                  5.250      03/01/2018            862,115
-----------------------------------------------------------------------------------------------------------------------------------
         855,000   Bethlehem Water System                                                  5.375      03/01/2019            913,867
-----------------------------------------------------------------------------------------------------------------------------------
         905,000   Bethlehem Water System                                                  5.375      03/01/2020            967,255
-----------------------------------------------------------------------------------------------------------------------------------
         955,000   Bethlehem Water System                                                  5.500      03/01/2021          1,028,822
-----------------------------------------------------------------------------------------------------------------------------------
         505,000   Bethlehem Water System                                                  5.500      03/01/2022            543,749
-----------------------------------------------------------------------------------------------------------------------------------
       1,065,000   Blauvelt Volunteer Fire Company                                         6.250      10/15/2017          1,088,228
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   Bleeker Terrace HDC                                                     8.750      07/01/2007            912,564
-----------------------------------------------------------------------------------------------------------------------------------
         580,000   Brookhaven IDA (Brookhaven Memorial Hospital)                           8.250      11/15/2030            639,769
-----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Brookhaven IDA (St. Joseph's College)                                   6.000      12/01/2020          1,280,700
-----------------------------------------------------------------------------------------------------------------------------------
       2,425,000   Brookhaven IDA (Stony Brook Foundation)                                 6.500      11/01/2020          2,569,482
-----------------------------------------------------------------------------------------------------------------------------------
          65,000   Broome County IDA (University Plaza)                                    5.000      08/01/2025             67,555
-----------------------------------------------------------------------------------------------------------------------------------
       3,030,000   Broome County IDA (University Plaza)                                    5.000      08/01/2036          3,123,415
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Broome County IDA (University Plaza)                                    5.100      08/01/2030          1,044,640
-----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Broome County IDA (University Plaza)                                    5.100      08/01/2036          1,298,450

                         ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
-----------------------------------------------------------------------------------------------------------------------------------
$      3,000,000   Broome County IDA (University Plaza)                                    5.200%     08/01/2030   $      3,157,860
-----------------------------------------------------------------------------------------------------------------------------------
       4,450,000   Broome County IDA (University Plaza)                                    5.200      08/01/2036          4,661,331
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)                       5.750      11/01/2030          3,064,650
-----------------------------------------------------------------------------------------------------------------------------------
         915,000   Canton Human Services Initiatives                                       5.700      09/01/2024            979,489
-----------------------------------------------------------------------------------------------------------------------------------
       1,155,000   Canton Human Services Initiatives                                       5.750      09/01/2032          1,235,169
-----------------------------------------------------------------------------------------------------------------------------------
         600,000   Capital District Youth Center                                           6.000      02/01/2017            612,912
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Carnegie Redevel. Corp. 2                                               7.000      09/01/2021            503,440
-----------------------------------------------------------------------------------------------------------------------------------
       4,295,000   Cattaraugus County IDA (Olean General Hospital)                         5.250      08/01/2023          4,441,460
-----------------------------------------------------------------------------------------------------------------------------------
       1,465,000   Cattaraugus County IDA (St. Bonaventure University)                     5.450      09/15/2019          1,508,291
-----------------------------------------------------------------------------------------------------------------------------------
       2,900,000   Chautauqua County IDA (Jamestown Community College)                     5.250      08/01/2028          2,994,975
-----------------------------------------------------------------------------------------------------------------------------------
         440,000   Chautauqua County IDA (Jamestown Devel. Corp.)                          7.125      11/01/2008            451,101
-----------------------------------------------------------------------------------------------------------------------------------
       3,395,000   Chautauqua County IDA (Jamestown Devel. Corp.)                          7.125      11/01/2018          3,549,778
-----------------------------------------------------------------------------------------------------------------------------------
       1,900,000   Chautauqua County IDA (Woman's Christian Assoc. of Jamestown)           6.400      11/15/2029          1,994,582
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   Chautauqua Utility District                                             5.000      06/01/2023             98,649
-----------------------------------------------------------------------------------------------------------------------------------
         105,000   Chautauqua Utility District                                             5.000      06/01/2025            108,462
-----------------------------------------------------------------------------------------------------------------------------------
       3,250,000   Chemung County IDA (Arnot Ogden Medical Center)                         5.000      11/01/2029          3,364,855
-----------------------------------------------------------------------------------------------------------------------------------
       1,915,000   Chemung County IDA (Arnot Ogden Medical Center)                         5.000      11/01/2029          1,982,676
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Chemung County IDA (Arnot Ogden Medical Center)                         5.000      11/01/2034          1,030,760
-----------------------------------------------------------------------------------------------------------------------------------
       1,455,000   Chemung County IDA (Arnot Ogden Medical Center)                         5.000      11/01/2034          1,499,756
-----------------------------------------------------------------------------------------------------------------------------------
       1,225,000   Chemung County IDA (Hathorn Redevel. Company)                           4.850      07/01/2023          1,260,537
-----------------------------------------------------------------------------------------------------------------------------------
       1,515,000   Chemung County IDA (Hathorn Redevel. Company)                           5.000      07/01/2033          1,573,555
-----------------------------------------------------------------------------------------------------------------------------------
       5,480,000   Chemung County IDA (St. Joseph's Hospital)                              6.000      01/01/2013          5,520,716
-----------------------------------------------------------------------------------------------------------------------------------
       5,675,000   Chemung County IDA (St. Joseph's Hospital)                              6.350      01/01/2013          5,794,629
-----------------------------------------------------------------------------------------------------------------------------------
       4,910,000   Chemung County IDA (St. Joseph's Hospital)                              6.500      01/01/2019          5,020,131
-----------------------------------------------------------------------------------------------------------------------------------
       1,425,000   Clifton Springs Hospital & Clinic                                       7.650      01/01/2012          1,455,167
-----------------------------------------------------------------------------------------------------------------------------------
       2,735,000   Clifton Springs Hospital & Clinic                                       8.000      01/01/2020          2,739,376
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Cohoes GO                                                               6.200      03/15/2012             35,781
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Cohoes GO                                                               6.200      03/15/2013             25,555
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Cohoes GO                                                               6.250      03/15/2014             25,556
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Cohoes GO                                                               6.250      03/15/2015             25,553
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Cohoes GO                                                               6.250      03/15/2016             25,551
-----------------------------------------------------------------------------------------------------------------------------------
       1,725,000   Columbia County IDA (Berkshire Farms)                                   7.500      12/15/2014          1,749,754
-----------------------------------------------------------------------------------------------------------------------------------
       3,300,000   Corinth IDA (International Paper Company)                               5.750      02/01/2022          3,484,932
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Corinth IDA (International Paper Company)                               5.850      12/01/2020             30,935
-----------------------------------------------------------------------------------------------------------------------------------
       5,370,000   Cortland County IDA (Cortland Memorial Hospital)                        5.250      07/01/2032          5,677,110
-----------------------------------------------------------------------------------------------------------------------------------
         155,000   Dutchess County IDA (Astor Learning Center Civic Facility)              5.150      11/01/2024            160,434
-----------------------------------------------------------------------------------------------------------------------------------
         120,000   Dutchess County IDA (Bard College)                                      5.750      08/01/2030            128,387
-----------------------------------------------------------------------------------------------------------------------------------
       3,500,000   Dutchess County IDA (Bard College)                                      7.000      11/01/2017          3,509,485
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   Dutchess County IDA (St. Francis Hospital)                              7.500      03/01/2029          1,004,301

                         ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
-----------------------------------------------------------------------------------------------------------------------------------
$      2,310,000   Dutchess County IDA (Vassar Brothers Hospital)                          6.500%     04/01/2020   $      2,466,433
-----------------------------------------------------------------------------------------------------------------------------------
       5,635,000   Dutchess County IDA (Vassar Brothers Hospital)                          6.500      04/01/2030          6,023,308
-----------------------------------------------------------------------------------------------------------------------------------
          85,000   Dutchess County IDA (Vassar College)                                    5.350      09/01/2040             90,916
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Dutchess County Water & Wastewater Authority                            5.400 3    06/01/2027            419,430
-----------------------------------------------------------------------------------------------------------------------------------
       3,280,000   East Rochester Hsg. Authority (Episcopal Senior Hsg.)                   7.750      10/01/2032          3,522,458
-----------------------------------------------------------------------------------------------------------------------------------
       1,355,000   East Rochester Hsg. Authority (Gates Senior Hsg.) 1                     6.125      04/20/2043          1,492,871
-----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   East Rochester Hsg. Authority (Genesee Valley Nursing Home)             5.200      12/20/2024          1,482,110
-----------------------------------------------------------------------------------------------------------------------------------
       2,570,000   East Rochester Hsg. Authority (Jefferson Park Apartments)               6.750      03/01/2030          2,690,893
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   East Rochester Hsg. Authority (Linden Knoll) 1                          5.350      02/01/2038          2,028,960
-----------------------------------------------------------------------------------------------------------------------------------
       4,095,000   East Rochester Hsg. Authority (St. John's Meadows)                      5.950      08/01/2027          4,212,486
-----------------------------------------------------------------------------------------------------------------------------------
       1,700,000   East Rochester Hsg. Authority (Woodland Village)                        5.500      08/01/2033          1,752,105
-----------------------------------------------------------------------------------------------------------------------------------
         190,000   Erie County IDA (Air Cargo)                                             8.250      10/01/2007            190,990
-----------------------------------------------------------------------------------------------------------------------------------
       2,380,000   Erie County IDA (Air Cargo)                                             8.500      10/01/2015          2,406,537
-----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Erie County IDA (Charter School Applied Tech)                           6.750      06/01/2025          4,007,120
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Erie County IDA (Charter School Applied Tech)                           6.875      06/01/2035          7,025,270
-----------------------------------------------------------------------------------------------------------------------------------
       1,960,000   Erie County IDA (DePaul Properties)                                     5.750      09/01/2028          1,762,922
-----------------------------------------------------------------------------------------------------------------------------------
       2,765,000   Erie County IDA (DePaul Properties)                                     6.500      09/01/2018          2,764,668
-----------------------------------------------------------------------------------------------------------------------------------
      35,000,000   Erie County IDA (Great Lakes) 4,5                                       7.500      12/01/2025         16,452,100
-----------------------------------------------------------------------------------------------------------------------------------
      11,310,000   Erie County IDA (Medaille College)                                      7.625      04/01/2035         12,940,110
-----------------------------------------------------------------------------------------------------------------------------------
       3,515,000   Erie County IDA (Medaille College)                                      8.250      11/01/2026          3,964,041
-----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Erie County IDA (Orchard Park)                                          6.000      11/15/2036          2,412,675
-----------------------------------------------------------------------------------------------------------------------------------
          75,000   Erie County IDA (The Episcopal Church Home)                             5.875      02/01/2018             77,366
-----------------------------------------------------------------------------------------------------------------------------------
       9,600,000   Erie County IDA (The Episcopal Church Home)                             6.000      02/01/2028          9,906,816
-----------------------------------------------------------------------------------------------------------------------------------
       3,170,000   Erie County Sewer District 1                                            5.000      06/01/2029          3,380,076
-----------------------------------------------------------------------------------------------------------------------------------
       2,630,000   Erie County Sewer District                                              5.000      12/01/2030          2,804,290
-----------------------------------------------------------------------------------------------------------------------------------
       1,360,000   Erie County Sewer District                                              5.000      12/01/2035          1,446,986
-----------------------------------------------------------------------------------------------------------------------------------
      28,610,000   Erie County Tobacco Asset Securitization Corp. 1                        5.000      06/01/2038         29,150,443
-----------------------------------------------------------------------------------------------------------------------------------
       5,255,000   Erie County Tobacco Asset Securitization Corp. 1                        5.000      06/01/2045          5,350,588
-----------------------------------------------------------------------------------------------------------------------------------
      72,000,000   Erie County Tobacco Asset Securitization Corp.                          5.986 3    06/01/2047          7,248,960
-----------------------------------------------------------------------------------------------------------------------------------
     135,000,000   Erie County Tobacco Asset Securitization Corp.                          6.486 3    06/01/2050          9,174,600
-----------------------------------------------------------------------------------------------------------------------------------
     150,000,000   Erie County Tobacco Asset Securitization Corp.                          6.751 3    06/01/2055          6,018,000
-----------------------------------------------------------------------------------------------------------------------------------
   1,024,000,000   Erie County Tobacco Asset Securitization Corp.                          7.650 3    06/01/2060         20,264,960
-----------------------------------------------------------------------------------------------------------------------------------
      25,300,000   Erie County Tobacco Asset Securitization Corp. 9                        5.000      06/01/2038         25,777,603
-----------------------------------------------------------------------------------------------------------------------------------
      72,385,000   Erie County Tobacco Asset Securitization Corp. 9                        5.000      06/01/2045         73,701,955
-----------------------------------------------------------------------------------------------------------------------------------
       2,300,000   Essex County IDA (International Paper Company) 1                        6.450      11/15/2023          2,437,655
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Essex County IDA (Moses Ludington Nursing Home)                         6.200      02/01/2030             43,375
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Essex County IDA (Moses Ludington Nursing Home) 1                       6.375      02/01/2050          5,430,750
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   Essex County IDA (Moses Ludington Nursing Home)                         9.000      02/01/2008            117,455

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
-----------------------------------------------------------------------------------------------------------------------------------
$        975,000   Essex County IDA (North Country Community College Foundation)           5.000%     06/01/2020   $      1,010,558
-----------------------------------------------------------------------------------------------------------------------------------
         320,000   Essex County IDA (North Country Community College Foundation)           5.000      06/01/2020            331,670
-----------------------------------------------------------------------------------------------------------------------------------
       1,235,000   Essex County IDA (North Country Community College Foundation)           5.200      06/01/2025          1,286,302
-----------------------------------------------------------------------------------------------------------------------------------
         410,000   Essex County IDA (North Country Community College Foundation)           5.200      06/01/2025            427,031
-----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Essex County IDA (North Country Community College Foundation)           5.300      06/01/2035          1,142,713
-----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Essex County IDA Solid Waste Disposal (International Paper Company)     5.200      12/01/2023          3,893,813
-----------------------------------------------------------------------------------------------------------------------------------
       4,440,000   Essex County IDA Solid Waste Disposal (International Paper Company)     5.200      03/01/2028          4,560,235
-----------------------------------------------------------------------------------------------------------------------------------
       1,850,000   Essex County IDA Solid Waste Disposal
                   (International Paper Company) 1                                         5.500      08/15/2022          1,903,391
-----------------------------------------------------------------------------------------------------------------------------------
       1,625,000   Essex County IDA Solid Waste Disposal
                   (International Paper Company) 1                                         5.500      10/01/2026          1,689,350
-----------------------------------------------------------------------------------------------------------------------------------
       5,680,000   Franklin County IDA (Adirondack Medical Center) 1                       5.500      12/01/2029          5,991,946
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   Franklin County IDA (North Country Community College Foundation)        5.200      06/01/2025            937,386
-----------------------------------------------------------------------------------------------------------------------------------
         200,000   Glen Cove IDA (SLCD)                                                    6.875      07/01/2008            201,342
-----------------------------------------------------------------------------------------------------------------------------------
       3,775,000   Glen Cove IDA (SLCD)                                                    7.375      07/01/2023          3,938,986
-----------------------------------------------------------------------------------------------------------------------------------
       1,270,000   Green Island Power Authority                                            5.125      12/15/2024          1,307,097
-----------------------------------------------------------------------------------------------------------------------------------
       2,795,000   Green Island Power Authority 1                                          6.000      12/15/2020          2,999,762
-----------------------------------------------------------------------------------------------------------------------------------
       1,695,000   Green Island Power Authority                                            6.000      12/15/2025          1,815,328
-----------------------------------------------------------------------------------------------------------------------------------
         840,000   Hempstead GO                                                            5.000      07/01/2020            869,744
-----------------------------------------------------------------------------------------------------------------------------------
       1,025,000   Hempstead GO 1                                                          5.000      07/01/2021          1,060,301
-----------------------------------------------------------------------------------------------------------------------------------
       1,270,000   Hempstead GO 1                                                          5.000      07/01/2022          1,312,520
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Hempstead IDA (Adelphi University)                                      5.500      06/01/2032          2,685,500
-----------------------------------------------------------------------------------------------------------------------------------
         275,000   Hempstead IDA (Dentaco Corp.)                                           7.250      11/01/2012            295,089
-----------------------------------------------------------------------------------------------------------------------------------
       1,270,000   Hempstead IDA (Dentaco Corp.)                                           8.250      11/01/2025          1,378,306
-----------------------------------------------------------------------------------------------------------------------------------
       2,925,000   Hempstead IDA (Engel Burman Senior Hsg.)                                6.250      11/01/2010          2,987,946
-----------------------------------------------------------------------------------------------------------------------------------
      18,825,000   Hempstead IDA (Engel Burman Senior Hsg.)                                6.750      11/01/2024         19,614,709
-----------------------------------------------------------------------------------------------------------------------------------
       1,285,000   Hempstead IDA (Franklin Hospital Medical Center)                        5.750      11/01/2008          1,286,439
-----------------------------------------------------------------------------------------------------------------------------------
       9,375,000   Hempstead IDA (Franklin Hospital Medical Center)                        6.375      11/01/2018          9,547,313
-----------------------------------------------------------------------------------------------------------------------------------
       9,010,000   Hempstead IDA (Franklin Hospital Medical Center)                        7.750      11/01/2022          9,919,379
-----------------------------------------------------------------------------------------------------------------------------------
       2,485,000   Hempstead IDA (Hungry Harbor Associates)                                8.000      05/01/2044          2,698,834
-----------------------------------------------------------------------------------------------------------------------------------
       5,680,000   Hempstead IDA (Hungry Harbor Associates)                                8.000      05/01/2044          5,685,339
-----------------------------------------------------------------------------------------------------------------------------------
       4,740,000   Hempstead IDA (Hungry Harbor Associates)                                8.000      05/01/2044          5,147,877
-----------------------------------------------------------------------------------------------------------------------------------
      12,455,000   Hempstead IDA (Hungry Harbor Associates)                                8.000      05/01/2044         13,526,753
-----------------------------------------------------------------------------------------------------------------------------------
       6,355,000   Hempstead IDA (South Shore Y JCC)                                       6.750      11/01/2024          6,357,542

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
-----------------------------------------------------------------------------------------------------------------------------------
$      4,310,000   Herkimer County IDA (Burrows Paper) 1                                   8.000%     01/01/2009   $      4,299,139
-----------------------------------------------------------------------------------------------------------------------------------
       3,225,000   Herkimer County IDA (Folts Adult Home)                                  5.500      03/20/2040          3,619,869
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Herkimer County IDA (Herkimer County College Foundation) 1              6.250      08/01/2034          1,085,430
-----------------------------------------------------------------------------------------------------------------------------------
       1,285,000   Herkimer County IDA (Herkimer County College Foundation) 1              6.400      11/01/2020          1,362,036
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Herkimer County IDA (Herkimer County College Foundation) 1              6.500      11/01/2030          2,108,840
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   Herkimer Hsg. Authority                                                 7.150      03/01/2011            235,503
-----------------------------------------------------------------------------------------------------------------------------------
         990,000   Hudson IDA (Have, Inc.)                                                 8.125      12/01/2017          1,003,751
-----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   Hudson IDA (Hudson Fabrics)                                             6.750      11/01/2024          1,297,770
-----------------------------------------------------------------------------------------------------------------------------------
      45,000,000   Hudson Yards Infrastructure Corp.                                       4.500      02/15/2047         44,914,950
-----------------------------------------------------------------------------------------------------------------------------------
      54,500,000   Hudson Yards Infrastructure Corp.                                       5.000      02/15/2047         58,036,505
-----------------------------------------------------------------------------------------------------------------------------------
     171,500,000   Hudson Yards Infrastructure Corp. 7                                     5.000      02/15/2047        181,467,580
-----------------------------------------------------------------------------------------------------------------------------------
         145,000   Huntington Hsg. Authority (GJSR)                                        5.875      05/01/2019            149,199
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Huntington Hsg. Authority (GJSR)                                        6.000      05/01/2029          1,034,050
-----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   Huntington Hsg. Authority (GJSR)                                        6.000      05/01/2039          8,768,090
-----------------------------------------------------------------------------------------------------------------------------------
         795,000   Islip IDA (Leeway School)                                               9.000      08/01/2021            797,584
-----------------------------------------------------------------------------------------------------------------------------------
      17,985,000   Islip IDA (Southside Hospital Civic Facilities)                         7.750      12/01/2022         19,257,439
-----------------------------------------------------------------------------------------------------------------------------------
       9,695,000   Islip IDA (United Cerebral Palsy Assoc.) 7                              6.250      12/01/2031          9,688,214
-----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   Islip IDA (United Cerebral Palsy Assoc.)                                6.250      12/01/2031          1,125,394
-----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Islip Res Rec, Series E 1                                               5.750      07/01/2020          1,220,593
-----------------------------------------------------------------------------------------------------------------------------------
       1,315,000   Islip Res Rec, Series E 1                                               5.750      07/01/2021          1,460,952
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Islip Res Rec, Series E 1                                               5.750      07/01/2023          1,111,680
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)                                5.500      08/01/2024          3,160,230
-----------------------------------------------------------------------------------------------------------------------------------
      11,645,000   L.I. Power Authority, Series A 9                                        5.250      09/01/2028         12,467,555
-----------------------------------------------------------------------------------------------------------------------------------
         275,000   L.I. Power Authority, Series A                                          5.000      09/01/2027            287,433
-----------------------------------------------------------------------------------------------------------------------------------
      24,130,000   L.I. Power Authority, Series A                                          5.125      09/01/2029         25,082,170
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   L.I. Power Authority, Series A                                          5.125      09/01/2029             62,951
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   L.I. Power Authority, Series B 1                                        5.000      12/01/2035          7,401,100
-----------------------------------------------------------------------------------------------------------------------------------
       1,350,000   L.I. Power Authority, Series B                                          5.000      12/01/2035          1,435,982
-----------------------------------------------------------------------------------------------------------------------------------
      46,880,000   L.I. Power Authority, Series C 1                                        5.000      09/01/2035         49,622,949
-----------------------------------------------------------------------------------------------------------------------------------
      86,300,000   L.I. Power Authority, Series L                                          5.375      05/01/2033         92,272,823
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Lowville GO                                                             7.200      09/15/2012            116,552
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Lowville GO                                                             7.200      09/15/2013            118,761
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Lowville GO                                                             7.200      09/15/2014            120,905
-----------------------------------------------------------------------------------------------------------------------------------
       3,830,000   Lyons Community Health Initiatives Corp.                                5.550      09/01/2024          4,123,953
-----------------------------------------------------------------------------------------------------------------------------------
       4,305,000   Macleay Hsg. Corp. (Larchmont Woods)                                    8.500      01/01/2031          4,482,280
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   Madison County IDA (Morrisville State College Foundation)               5.000      06/01/2028            798,975
-----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Madison County IDA (Morrisville State College Foundation)               5.000      06/01/2032          1,169,179

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,290,000   Madison County IDA (Oneida Healthcare Center)                           5.300%     02/01/2021   $      1,356,964
-----------------------------------------------------------------------------------------------------------------------------------
       5,500,000   Madison County IDA (Oneida Healthcare Center) 1                         5.350      02/01/2031          5,784,735
-----------------------------------------------------------------------------------------------------------------------------------
         690,000   Middleton IDA (Flanagan Design & Display)                               7.500      11/01/2018            723,320
-----------------------------------------------------------------------------------------------------------------------------------
       2,605,000   Middletown Hsg. Authority (Summitfield & Moore Heights)                 4.800      07/01/2039          2,613,883
-----------------------------------------------------------------------------------------------------------------------------------
       3,955,000   Middletown IDA (Southwinds Retirement Home)                             6.375      03/01/2018          4,027,574
-----------------------------------------------------------------------------------------------------------------------------------
         240,000   Middletown IDA (YMCA)                                                   6.250      11/01/2009            235,152
-----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   Middletown IDA (YMCA)                                                   7.000      11/01/2019          1,183,427
-----------------------------------------------------------------------------------------------------------------------------------
         190,000   Monroe County COP                                                       8.050      01/01/2011            190,040
-----------------------------------------------------------------------------------------------------------------------------------
         645,000   Monroe County IDA (Canal Ponds)                                         7.000      06/15/2013            669,458
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Monroe County IDA (Cloverwood Senior Living)                            6.750      05/01/2023             49,798
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Monroe County IDA (Cloverwood Senior Living)                            6.875      05/01/2033            998,060
-----------------------------------------------------------------------------------------------------------------------------------
         997,549   Monroe County IDA (Cottrone Devel.)                                     9.500      12/01/2010          1,004,921
-----------------------------------------------------------------------------------------------------------------------------------
         950,000   Monroe County IDA (Dayton Rogers Manufacturing)                         6.100      12/01/2009            934,164
-----------------------------------------------------------------------------------------------------------------------------------
       4,325,000   Monroe County IDA (DePaul Community Facilities)                         5.875      02/01/2028          3,956,640
-----------------------------------------------------------------------------------------------------------------------------------
       5,320,000   Monroe County IDA (DePaul Community Facilities)                         5.950      08/01/2028          4,907,434
-----------------------------------------------------------------------------------------------------------------------------------
         805,000   Monroe County IDA (DePaul Community Facilities)                         6.450      02/01/2014            806,763
-----------------------------------------------------------------------------------------------------------------------------------
       1,285,000   Monroe County IDA (DePaul Community Facilities)                         6.500      02/01/2024          1,287,930
-----------------------------------------------------------------------------------------------------------------------------------
       4,485,000   Monroe County IDA (DePaul Properties)                                   6.150      09/01/2021          4,253,126
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Monroe County IDA (Highland Hospital of Rochester)                      5.000      08/01/2022          1,031,300
-----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Monroe County IDA (Highland Hospital of Rochester)                      5.000      08/01/2025          1,283,763
-----------------------------------------------------------------------------------------------------------------------------------
         535,000   Monroe County IDA (Melles Griot)                                        9.500      12/01/2009            543,009
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   Monroe County IDA (Morrell/Morrell)                                     7.000      12/01/2007            300,141
-----------------------------------------------------------------------------------------------------------------------------------
       2,525,000   Monroe County IDA (Parma Senior Hsg. Assoc.)                            6.500      12/01/2042          2,561,284
-----------------------------------------------------------------------------------------------------------------------------------
       4,330,000   Monroe County IDA (Piano Works)                                         7.625      11/01/2016          4,447,776
-----------------------------------------------------------------------------------------------------------------------------------
       2,890,000   Monroe County IDA (Rochester Institute of Technology)                   5.375      04/01/2029          2,973,781
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Monroe County IDA (Southview Towers)                                    6.125      02/01/2020          1,069,680
-----------------------------------------------------------------------------------------------------------------------------------
       1,465,000   Monroe County IDA (St. John Fisher College)                             5.200      06/01/2019          1,553,090
-----------------------------------------------------------------------------------------------------------------------------------
       2,190,000   Monroe County IDA (St. John Fisher College)                             5.250      06/01/2026          2,321,488
-----------------------------------------------------------------------------------------------------------------------------------
       3,075,000   Monroe County IDA (St. John Fisher College)                             5.375      06/01/2024          3,220,540
-----------------------------------------------------------------------------------------------------------------------------------
       2,175,000   Monroe County IDA (Summit at Brighton)                                  5.375      07/01/2032          2,203,079
-----------------------------------------------------------------------------------------------------------------------------------
       3,660,000   Monroe County IDA (Summit at Brighton)                                  5.500      07/01/2027          3,758,966
-----------------------------------------------------------------------------------------------------------------------------------
         910,000   Monroe County IDA (Volunteers of America)                               5.700      08/01/2018            925,570
-----------------------------------------------------------------------------------------------------------------------------------
       2,745,000   Monroe County IDA (Volunteers of America)                               5.750      08/01/2028          2,769,678
-----------------------------------------------------------------------------------------------------------------------------------
     650,000,000   Monroe County Tobacco Asset Securitization Corp. (TASC)                 7.701 3    06/01/2061         11,667,500
-----------------------------------------------------------------------------------------------------------------------------------
       2,265,000   Monroe Newpower Corp.                                                   5.500      01/01/2034          2,380,877
-----------------------------------------------------------------------------------------------------------------------------------
         580,000   Monroe Newpower Corp.                                                   5.625      01/01/2026            615,450
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Mount Vernon IDA (Kings Court)                                          5.200      12/01/2033            512,095
-----------------------------------------------------------------------------------------------------------------------------------
       3,275,000   Mount Vernon IDA (Macedonia Towers) 1                                   5.200      12/01/2033          3,354,222
-----------------------------------------------------------------------------------------------------------------------------------
       2,295,000   Mount Vernon IDA (Meadowview)                                           6.150      06/01/2019          2,375,463
-----------------------------------------------------------------------------------------------------------------------------------
       2,600,000   Mount Vernon IDA (Meadowview)                                           6.200      06/01/2029          2,677,948

                         ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     15,895,000   MTA Service Contract, Series A 1                                        5.125%     01/01/2024   $     16,883,669
-----------------------------------------------------------------------------------------------------------------------------------
     162,430,000   MTA Service Contract, Series A                                          5.125      01/01/2029        171,626,787
-----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   MTA Service Contract, Series A                                          5.750      07/01/2031         21,921,000
-----------------------------------------------------------------------------------------------------------------------------------
      33,275,000   MTA Service Contract, Series B                                          5.250      01/01/2031         35,118,768
-----------------------------------------------------------------------------------------------------------------------------------
      56,800,000   MTA, Series A 9                                                         5.000      11/15/2028         60,173,920
-----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   MTA, Series A 9                                                         5.000      11/15/2032          8,963,718
-----------------------------------------------------------------------------------------------------------------------------------
      71,575,000   MTA, Series A 9                                                         5.000      11/15/2030         75,115,073
-----------------------------------------------------------------------------------------------------------------------------------
       8,400,000   MTA, Series A 9                                                         4.500      11/15/2034          8,427,720
-----------------------------------------------------------------------------------------------------------------------------------
       7,650,000   MTA, Series A 9                                                         5.000      11/15/2020          8,066,800
-----------------------------------------------------------------------------------------------------------------------------------
       8,895,000   MTA, Series A 9                                                         5.125      01/01/2024          9,447,336
-----------------------------------------------------------------------------------------------------------------------------------
      32,000,000   MTA, Series A                                                           5.000      11/15/2030         33,583,040
-----------------------------------------------------------------------------------------------------------------------------------
      14,500,000   MTA, Series A                                                           5.000      11/15/2031         15,435,395
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   MTA, Series A                                                           5.000      11/15/2032             21,216
-----------------------------------------------------------------------------------------------------------------------------------
      64,655,000   MTA, Series A 1                                                         5.000      11/15/2035         68,503,266
-----------------------------------------------------------------------------------------------------------------------------------
      42,295,000   MTA, Series A                                                           5.125      11/15/2031         44,718,081
-----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   MTA, Series B 1                                                         4.750      11/15/2026          6,252,000
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   MTA, Series B                                                           5.000      01/01/2031             26,288
-----------------------------------------------------------------------------------------------------------------------------------
      54,900,000   MTA, Series B                                                           5.000      11/15/2031         58,019,967
-----------------------------------------------------------------------------------------------------------------------------------
      20,080,000   MTA, Series B                                                           5.250      11/15/2032         21,985,793
-----------------------------------------------------------------------------------------------------------------------------------
      34,845,000   MTA, Series E                                                           5.250      11/15/2031         37,067,414
-----------------------------------------------------------------------------------------------------------------------------------
       3,500,000   MTA, Series F                                                           5.000      11/15/2030          3,701,565
-----------------------------------------------------------------------------------------------------------------------------------
     146,990,000   MTA, Series F                                                           5.000      11/15/2035        155,009,774
-----------------------------------------------------------------------------------------------------------------------------------
      30,000,000   MTA, Series F 9                                                         5.000      11/15/2031         31,636,650
-----------------------------------------------------------------------------------------------------------------------------------
         802,824   Municipal Assistance Corp. for Troy                                     5.733 3    07/15/2021            444,267
-----------------------------------------------------------------------------------------------------------------------------------
       1,218,573   Municipal Assistance Corp. for Troy 1                                   5.741 3    01/15/2022            658,809
-----------------------------------------------------------------------------------------------------------------------------------
         975,000   Nassau County IDA (ALIA-ACDS)                                           7.500      06/01/2015          1,054,628
-----------------------------------------------------------------------------------------------------------------------------------
       2,975,000   Nassau County IDA (ALIA-ACLD)                                           6.250      09/01/2022          3,089,835
-----------------------------------------------------------------------------------------------------------------------------------
         225,000   Nassau County IDA (ALIA-ACLD)                                           7.125      06/01/2017            243,225
-----------------------------------------------------------------------------------------------------------------------------------
         350,000   Nassau County IDA (ALIA-ACLD)                                           7.500      06/01/2015            378,585
-----------------------------------------------------------------------------------------------------------------------------------
       5,460,000   Nassau County IDA (ALIA-CSMR)                                           7.000      11/01/2016          5,888,337
-----------------------------------------------------------------------------------------------------------------------------------
       3,325,000   Nassau County IDA (ALIA-CSMR)                                           7.125      06/01/2017          3,594,325
-----------------------------------------------------------------------------------------------------------------------------------
       1,740,000   Nassau County IDA (ALIA-CSMR)                                           7.500      06/01/2015          1,882,106
-----------------------------------------------------------------------------------------------------------------------------------
         290,000   Nassau County IDA (ALIA-FREE)                                           7.125      06/01/2012            313,684
-----------------------------------------------------------------------------------------------------------------------------------
       2,145,000   Nassau County IDA (ALIA-FREE)                                           7.500      06/01/2015          2,320,182
-----------------------------------------------------------------------------------------------------------------------------------
       4,030,000   Nassau County IDA (ALIA-FREE)                                           8.150      06/01/2030          4,371,704
-----------------------------------------------------------------------------------------------------------------------------------
       6,415,000   Nassau County IDA (ALIA-FREE)                                           8.250      06/01/2032          7,089,345
-----------------------------------------------------------------------------------------------------------------------------------
         890,000   Nassau County IDA (ALIA-HH)                                             7.125      06/01/2017            959,438
-----------------------------------------------------------------------------------------------------------------------------------
         685,000   Nassau County IDA (ALIA-HHS)                                            7.125      06/01/2017            738,444
-----------------------------------------------------------------------------------------------------------------------------------
         220,000   Nassau County IDA (ALIA-LVH)                                            7.500      06/01/2015            237,967
-----------------------------------------------------------------------------------------------------------------------------------
         525,000   Nassau County IDA (CNGCS)                                               7.500      06/01/2030            567,877

                         ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      2,245,000   Nassau County IDA (CNGCS)                                               8.150%     06/01/2030   $      2,442,650
-----------------------------------------------------------------------------------------------------------------------------------
       5,240,000   Nassau County IDA (Engel Burman Senior Hsg.)                            7.750      05/01/2047          5,456,779
-----------------------------------------------------------------------------------------------------------------------------------
       3,410,000   Nassau County IDA (Engel Burman Senior Hsg.)                            7.750      05/01/2047          3,551,072
-----------------------------------------------------------------------------------------------------------------------------------
       5,875,000   Nassau County IDA (Engel Burman Senior Hsg.)                            7.750      05/01/2047          6,118,049
-----------------------------------------------------------------------------------------------------------------------------------
       6,450,000   Nassau County IDA (Engel Burman Senior Hsg.)                            7.750      05/01/2047          6,716,837
-----------------------------------------------------------------------------------------------------------------------------------
       9,155,000   Nassau County IDA (Engel Burman Senior Hsg.)                            7.750      05/01/2047          9,533,742
-----------------------------------------------------------------------------------------------------------------------------------
       3,805,000   Nassau County IDA (Little Village School)                               7.500      12/01/2031          4,151,027
-----------------------------------------------------------------------------------------------------------------------------------
       3,535,000   Nassau County IDA (New York Water Service Corp.)                        5.000      12/01/2035          3,719,315
-----------------------------------------------------------------------------------------------------------------------------------
       2,290,000   Nassau County IDA (North Shore CFGA)                                    6.750      05/01/2024          2,336,876
-----------------------------------------------------------------------------------------------------------------------------------
       2,759,599   Nassau County IDA (Sharp International) 2,10                            7.375      12/01/2007                276
-----------------------------------------------------------------------------------------------------------------------------------
       1,752,588   Nassau County IDA (Sharp International) 2,10                            7.375      12/01/2007                175
-----------------------------------------------------------------------------------------------------------------------------------
       2,527,212   Nassau County IDA (Sharp International) 2,10                            7.875      12/01/2012                253
-----------------------------------------------------------------------------------------------------------------------------------
       1,597,663   Nassau County IDA (Sharp International) 2,10                            7.875      12/01/2012                160
-----------------------------------------------------------------------------------------------------------------------------------
       2,050,000   Nassau County IDA (United Cerebral Palsy)                               6.250      11/01/2014          2,058,036
-----------------------------------------------------------------------------------------------------------------------------------
      23,710,000   Nassau County IDA (Westbury Senior Living)                              7.900      11/01/2031         25,630,036
-----------------------------------------------------------------------------------------------------------------------------------
         765,000   Nassau County IDA, Series A-A                                           6.000      07/02/2021            779,306
-----------------------------------------------------------------------------------------------------------------------------------
       7,965,000   Nassau County IDA, Series A-B                                           6.000      07/01/2021          8,113,946
-----------------------------------------------------------------------------------------------------------------------------------
         715,000   Nassau County IDA, Series A-C                                           6.000      07/01/2021            728,371
-----------------------------------------------------------------------------------------------------------------------------------
         815,000   Nassau County IDA, Series A-D                                           6.000      07/01/2021            830,241
-----------------------------------------------------------------------------------------------------------------------------------
       1,675,000   Nassau County Interim Finance Authority 1                               5.125      11/15/2021          1,693,827
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Nassau County Tobacco Settlement Corp. 1                                0.000 8    06/01/2026          2,740,740
-----------------------------------------------------------------------------------------------------------------------------------
      79,000,000   Nassau County Tobacco Settlement Corp.                                  5.125      06/01/2046         81,256,240
-----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   Nassau County Tobacco Settlement Corp.                                  5.820 3    06/01/2046          2,151,200
-----------------------------------------------------------------------------------------------------------------------------------
      75,975,000   Nassau County Tobacco Settlement Corp.                                  6.000 3    06/01/2046          7,535,960
-----------------------------------------------------------------------------------------------------------------------------------
     895,215,000   Nassau County Tobacco Settlement Corp.                                  6.400 3    06/01/2060         31,037,104
-----------------------------------------------------------------------------------------------------------------------------------
      40,000,000   Nassau County Tobacco Settlement Corp.                                  7.351 3    06/01/2060            884,400
-----------------------------------------------------------------------------------------------------------------------------------
      14,615,000   Nassau County Tobacco Settlement Corp. (TASC) 1                         5.000      06/01/2035         14,961,960
-----------------------------------------------------------------------------------------------------------------------------------
      40,000,000   Nassau County Tobacco Settlement Corp. (TASC) 9                         5.125      06/01/2046         41,142,600
-----------------------------------------------------------------------------------------------------------------------------------
       7,155,000   Nassau IDA (EBS North Hills LLC)                                        7.800      05/01/2045          7,666,583
-----------------------------------------------------------------------------------------------------------------------------------
       3,340,000   Nassau IDA (EBS North Hills LLC)                                        7.800      05/01/2045          3,578,810
-----------------------------------------------------------------------------------------------------------------------------------
       4,290,000   Nassau IDA (EBS North Hills LLC)                                        7.800      05/01/2045          4,596,735
-----------------------------------------------------------------------------------------------------------------------------------
       6,195,000   Nassau IDA (EBS North Hills LLC)                                        7.800      05/01/2045          6,581,754
-----------------------------------------------------------------------------------------------------------------------------------
       4,775,000   Nassau IDA (EBS North Hills LLC)                                        7.800      05/01/2045          5,116,413
-----------------------------------------------------------------------------------------------------------------------------------
       4,775,000   Nassau IDA (EBS North Hills LLC)                                        7.800      05/01/2045          5,116,413
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   New Hartford-Sunset Wood Funding Corp.                                  5.500      02/01/2029          2,097,700
-----------------------------------------------------------------------------------------------------------------------------------
      13,010,000   New Rochelle IDA (College of New Rochelle)                              5.250      07/01/2027         13,508,673
-----------------------------------------------------------------------------------------------------------------------------------
       6,235,000   New Rochelle IDA (College of New Rochelle)                              5.500      07/01/2019          6,531,350
-----------------------------------------------------------------------------------------------------------------------------------
       3,670,000   New Rochelle IDA (Soundview Apartments)                                 5.375      04/01/2036          3,857,354
-----------------------------------------------------------------------------------------------------------------------------------
       4,715,000   Newark-Wayne Community Hospital 1                                       5.875      01/15/2033          4,722,591
-----------------------------------------------------------------------------------------------------------------------------------
       2,195,000   Newark-Wayne Community Hospital 1                                       7.600      09/01/2015          2,198,205

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        500,000   Niagara County IDA (Affinity Foxwood Place)                             5.000%     07/20/2038   $        510,210
-----------------------------------------------------------------------------------------------------------------------------------
       2,810,000   Niagara County IDA (Affinity Foxwood Place)                             5.000      07/20/2048          2,852,543
-----------------------------------------------------------------------------------------------------------------------------------
       3,300,000   Niagara County IDA (American Ref-Fuel Company) 1                        5.550      11/15/2024          3,448,434
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Niagara County IDA (Niagara University)                                 5.350      11/01/2023          1,611,960
-----------------------------------------------------------------------------------------------------------------------------------
       5,400,000   Niagara County IDA (Niagara University) 1                               5.400      11/01/2031          5,695,056
-----------------------------------------------------------------------------------------------------------------------------------
         850,000   Niagara County IDA (Sevenson Hotel)                                     6.600      05/01/2007            850,706
-----------------------------------------------------------------------------------------------------------------------------------
       6,500,000   Niagara County IDA (Solid Waste Disposal) 1                             5.625      11/15/2024          6,834,230
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Niagara County Tobacco Asset Securitization Corp.                       5.750      05/15/2022             20,970
-----------------------------------------------------------------------------------------------------------------------------------
       1,395,000   Niagara County Tobacco Asset Securitization Corp. 1                     6.250      05/15/2034          1,485,870
-----------------------------------------------------------------------------------------------------------------------------------
       6,295,000   Niagara County Tobacco Asset Securitization Corp.                       6.250      05/15/2040          6,705,056
-----------------------------------------------------------------------------------------------------------------------------------
         295,000   Niagara Frontier Transportation Authority
                   (Buffalo Niagara International Airport)                                 5.000      04/01/2028            299,986
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Niagara Frontier Transportation Authority
                   (Buffalo Niagara International Airport)                                 5.625      04/01/2029             26,181
-----------------------------------------------------------------------------------------------------------------------------------
         715,000   North Babylon Volunteer Fire Company                                    5.750      08/01/2022            744,251
-----------------------------------------------------------------------------------------------------------------------------------
       1,555,000   North Country Devel. Authority (Clarkson University)                    5.500      07/01/2019          1,616,609
-----------------------------------------------------------------------------------------------------------------------------------
       3,145,000   North Country Devel. Authority (Clarkson University) 1                  5.500      07/01/2029          3,264,667
-----------------------------------------------------------------------------------------------------------------------------------
         135,000   North Tonawanda HDC (Bishop Gibbons Associates)                         6.800      12/15/2007            136,924
-----------------------------------------------------------------------------------------------------------------------------------
       3,295,000   North Tonawanda HDC (Bishop Gibbons Associates)                         7.375      12/15/2021          3,746,942
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Nunda GO                                                                8.000      05/01/2010             27,787
-----------------------------------------------------------------------------------------------------------------------------------
      86,885,000   NY Convention Center Devel. Corp. (Hotel Unit Fee)                      5.000      11/15/2044         91,717,544
-----------------------------------------------------------------------------------------------------------------------------------
         315,000   NY Counties Tobacco Trust I                                             6.500      06/01/2035            338,212
-----------------------------------------------------------------------------------------------------------------------------------
       1,295,000   NY Counties Tobacco Trust I (TASC) Fixed Receipts                       6.225      06/01/2028          1,381,584
-----------------------------------------------------------------------------------------------------------------------------------
      11,640,000   NY Counties Tobacco Trust I 9                                           6.250      06/01/2028         12,418,173
-----------------------------------------------------------------------------------------------------------------------------------
       5,920,000   NY Counties Tobacco Trust I 9                                           6.500      06/01/2035          6,356,274
-----------------------------------------------------------------------------------------------------------------------------------
      19,230,000   NY Counties Tobacco Trust I P-Floats 9                                  6.250      12/01/2022         20,786,284
-----------------------------------------------------------------------------------------------------------------------------------
      29,805,000   NY Counties Tobacco Trust II 9                                          5.625      06/01/2035         31,274,438
-----------------------------------------------------------------------------------------------------------------------------------
      53,855,000   NY Counties Tobacco Trust II 9                                          5.750      06/01/2043         56,732,565
-----------------------------------------------------------------------------------------------------------------------------------
         245,000   NY Counties Tobacco Trust III                                           6.000      06/01/2043            264,808
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   NY Counties Tobacco Trust IV                                            5.000      06/01/2038          7,141,960
-----------------------------------------------------------------------------------------------------------------------------------
       2,235,000   NY Counties Tobacco Trust IV 1                                          5.000      06/01/2042          2,274,113
-----------------------------------------------------------------------------------------------------------------------------------
     131,335,000   NY Counties Tobacco Trust IV                                            5.920 3    06/01/2050         10,724,816
-----------------------------------------------------------------------------------------------------------------------------------
     304,690,000   NY Counties Tobacco Trust IV                                            6.395 3    06/01/2055         14,655,589
-----------------------------------------------------------------------------------------------------------------------------------
     608,700,000   NY Counties Tobacco Trust IV                                            6.816 3    06/01/2060         17,110,557
-----------------------------------------------------------------------------------------------------------------------------------
      82,500,000   NY Counties Tobacco Trust IV (TASC)                                     0.000 8    06/01/2041         68,159,850
-----------------------------------------------------------------------------------------------------------------------------------
      82,500,000   NY Counties Tobacco Trust IV (TASC)                                     6.650      06/01/2041         14,435,850
-----------------------------------------------------------------------------------------------------------------------------------
      45,025,000   NY Counties Tobacco Trust IV 9                                          5.000      06/01/2042         45,812,850
-----------------------------------------------------------------------------------------------------------------------------------
      31,605,000   NY Counties Tobacco Trust IV 9                                          5.000      06/01/2045         32,162,375
-----------------------------------------------------------------------------------------------------------------------------------
     212,995,000   NY Counties Tobacco Trust V                                             6.043 3    06/01/2038         34,873,671

                         ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    522,925,000   NY Counties Tobacco Trust V                                             6.147%3   06/01/2050   $     39,721,383
-----------------------------------------------------------------------------------------------------------------------------------
     643,195,000   NY Counties Tobacco Trust V                                             6.850 3    06/01/2055         25,952,918
-----------------------------------------------------------------------------------------------------------------------------------
   3,845,000,000   NY Counties Tobacco Trust V                                             7.846 3    06/01/2060         69,248,450
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   NY Liberty Devel. Corp. (National Sports Museum)                        6.125      02/15/2019          2,649,600
-----------------------------------------------------------------------------------------------------------------------------------
      15,770,000   NY TSASC, Inc. (TFABs)                                                  5.125      06/01/2042         16,220,391
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   NYC GO                                                                  0.000 8    03/15/2029             22,614
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   NYC GO                                                                  5.000      06/01/2020             15,936
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYC GO                                                                  5.000      03/15/2021              5,137
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NYC GO                                                                  5.000      06/01/2022          5,293,850
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   NYC GO                                                                  5.000      08/01/2022            953,766
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NYC GO                                                                  5.000      03/01/2023          5,282,850
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NYC GO                                                                  5.000      06/01/2023          5,318,450
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NYC GO                                                                  5.000      08/01/2023          5,309,150
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   NYC GO                                                                  5.000      09/01/2023          7,945,875
-----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   NYC GO                                                                  5.000      03/01/2024          6,335,160
-----------------------------------------------------------------------------------------------------------------------------------
      12,400,000   NYC GO                                                                  5.000      04/01/2024         13,168,180
-----------------------------------------------------------------------------------------------------------------------------------
       9,305,000   NYC GO                                                                  5.000      08/01/2024          9,873,070
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NYC GO                                                                  5.000      08/01/2024          5,291,300
-----------------------------------------------------------------------------------------------------------------------------------
       2,650,000   NYC GO                                                                  5.000      09/01/2024          2,805,582
-----------------------------------------------------------------------------------------------------------------------------------
       8,250,000   NYC GO 7                                                                5.000      01/01/2025          8,781,135
-----------------------------------------------------------------------------------------------------------------------------------
      12,155,000   NYC GO 7                                                                5.000      02/01/2025         12,942,401
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   NYC GO                                                                  5.000      03/01/2025             26,069
-----------------------------------------------------------------------------------------------------------------------------------
      15,620,000   NYC GO                                                                  5.000      04/01/2025         16,562,979
-----------------------------------------------------------------------------------------------------------------------------------
      17,515,000   NYC GO                                                                  5.000      06/01/2025         18,588,494
-----------------------------------------------------------------------------------------------------------------------------------
       5,700,000   NYC GO                                                                  5.000      08/01/2025          6,039,150
-----------------------------------------------------------------------------------------------------------------------------------
      51,105,000   NYC GO                                                                  5.000      08/01/2025         54,282,198
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NYC GO                                                                  5.000      09/01/2025          5,286,100
-----------------------------------------------------------------------------------------------------------------------------------
       3,205,000   NYC GO                                                                  5.000      11/01/2025          3,377,846
-----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   NYC GO 7                                                                5.000      01/01/2026          4,782,150
-----------------------------------------------------------------------------------------------------------------------------------
       2,655,000   NYC GO 7                                                                5.000      02/01/2026          2,822,504
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   NYC GO                                                                  5.000      04/01/2026          3,160,440
-----------------------------------------------------------------------------------------------------------------------------------
      22,025,000   NYC GO                                                                  5.000      04/01/2026         23,320,070
-----------------------------------------------------------------------------------------------------------------------------------
       6,965,000   NYC GO                                                                  5.000      06/01/2026          7,380,741
-----------------------------------------------------------------------------------------------------------------------------------
       8,760,000   NYC GO                                                                  5.000      08/01/2026          9,267,642
-----------------------------------------------------------------------------------------------------------------------------------
      23,705,000   NYC GO                                                                  5.000      08/01/2026         25,140,338
-----------------------------------------------------------------------------------------------------------------------------------
       3,600,000   NYC GO                                                                  5.000      08/01/2027          3,800,268
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   NYC GO                                                                  5.000      08/01/2028          2,641,025
-----------------------------------------------------------------------------------------------------------------------------------
      30,000,000   NYC GO                                                                  5.000      08/01/2028         31,767,900

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        110,000   NYC GO                                                                  5.000%     08/15/2028   $        112,314
-----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   NYC GO                                                                  5.000      11/01/2028          6,307,200
-----------------------------------------------------------------------------------------------------------------------------------
         395,000   NYC GO                                                                  5.000      03/15/2029            404,804
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   NYC GO                                                                  5.000      03/15/2029             20,539
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   NYC GO                                                                  5.000      06/01/2029          8,464,800
-----------------------------------------------------------------------------------------------------------------------------------
         290,000   NYC GO                                                                  5.000      10/15/2029            302,789
-----------------------------------------------------------------------------------------------------------------------------------
      74,735,000   NYC GO                                                                  5.000      03/01/2030         78,529,296
-----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   NYC GO                                                                  5.000      04/01/2030         21,024,000
-----------------------------------------------------------------------------------------------------------------------------------
      46,570,000   NYC GO                                                                  5.000      06/01/2030         48,989,312
-----------------------------------------------------------------------------------------------------------------------------------
      37,840,000   NYC GO                                                                  5.000      08/01/2030         39,832,276
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYC GO                                                                  5.000      08/01/2030          2,110,340
-----------------------------------------------------------------------------------------------------------------------------------
      16,905,000   NYC GO                                                                  5.000      06/01/2031         17,860,302
-----------------------------------------------------------------------------------------------------------------------------------
      25,910,000   NYC GO                                                                  5.000      08/01/2031         27,394,902
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   NYC GO                                                                  5.000      03/01/2033             62,368
-----------------------------------------------------------------------------------------------------------------------------------
      55,475,000   NYC GO                                                                  5.000      06/01/2033         58,333,072
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   NYC GO                                                                  5.000      10/15/2033            119,934
-----------------------------------------------------------------------------------------------------------------------------------
      12,455,000   NYC GO                                                                  5.000      12/01/2033         13,064,548
-----------------------------------------------------------------------------------------------------------------------------------
      53,750,000   NYC GO                                                                  5.000      11/01/2034         56,428,900
-----------------------------------------------------------------------------------------------------------------------------------
      30,000,000   NYC GO                                                                  5.000      03/01/2035         31,506,300
-----------------------------------------------------------------------------------------------------------------------------------
      34,405,000   NYC GO                                                                  5.000      04/01/2035         36,146,925
-----------------------------------------------------------------------------------------------------------------------------------
       5,400,000   NYC GO                                                                  5.000      08/01/2035          5,682,744
-----------------------------------------------------------------------------------------------------------------------------------
       4,605,000   NYC GO                                                                  5.000      08/01/2036          4,868,913
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   NYC GO                                                                  5.100      11/01/2019             63,164
-----------------------------------------------------------------------------------------------------------------------------------
       5,285,000   NYC GO                                                                  5.100      08/15/2027          5,578,687
-----------------------------------------------------------------------------------------------------------------------------------
       1,955,000   NYC GO                                                                  5.250      08/01/2021          1,993,103
-----------------------------------------------------------------------------------------------------------------------------------
       3,710,000   NYC GO                                                                  5.250      10/15/2021          3,977,602
-----------------------------------------------------------------------------------------------------------------------------------
         265,000   NYC GO                                                                  5.250      08/15/2023            272,855
-----------------------------------------------------------------------------------------------------------------------------------
         530,000   NYC GO                                                                  5.250      08/01/2024            542,333
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYC GO                                                                  5.250      08/01/2024              5,140
-----------------------------------------------------------------------------------------------------------------------------------
       3,875,000   NYC GO                                                                  5.250      06/01/2027          4,188,294
-----------------------------------------------------------------------------------------------------------------------------------
      29,610,000   NYC GO                                                                  5.250      06/01/2027         31,242,103
-----------------------------------------------------------------------------------------------------------------------------------
       4,085,000   NYC GO                                                                  5.250      06/01/2028          4,344,193
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC GO                                                                  5.250      09/15/2033          1,065,300
-----------------------------------------------------------------------------------------------------------------------------------
       1,735,000   NYC GO                                                                  5.375      08/01/2017          1,766,542
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYC GO                                                                  5.375      12/01/2026              5,304
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   NYC GO                                                                  5.375      03/01/2027             16,431
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYC GO                                                                  5.375      03/01/2027              5,354
-----------------------------------------------------------------------------------------------------------------------------------
         515,000   NYC GO                                                                  5.375      08/01/2027            530,852
-----------------------------------------------------------------------------------------------------------------------------------
      37,945,000   NYC GO                                                                  5.375      06/01/2032         40,321,875
-----------------------------------------------------------------------------------------------------------------------------------
      11,500,000   NYC GO                                                                  5.500      08/01/2020         12,521,315

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     11,860,000   NYC GO                                                                  5.500%     08/01/2021   $     12,906,052
-----------------------------------------------------------------------------------------------------------------------------------
         405,000   NYC GO                                                                  5.500      06/01/2028            442,689
-----------------------------------------------------------------------------------------------------------------------------------
         850,000   NYC GO                                                                  5.500      06/01/2028            909,815
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYC GO                                                                  5.500      12/01/2031              5,357
-----------------------------------------------------------------------------------------------------------------------------------
       4,155,000   NYC GO                                                                  5.500      12/01/2031          4,512,953
-----------------------------------------------------------------------------------------------------------------------------------
       3,705,000   NYC GO                                                                  5.500      11/15/2037          3,793,253
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYC GO                                                                  5.950      08/01/2014              5,210
-----------------------------------------------------------------------------------------------------------------------------------
      12,880,000   NYC GO                                                                  6.000      01/15/2021         14,331,061
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   NYC GO                                                                  6.154 3    10/01/2012             32,281
-----------------------------------------------------------------------------------------------------------------------------------
         200,000   NYC GO                                                                  6.343 3    05/15/2012            163,520
-----------------------------------------------------------------------------------------------------------------------------------
         335,000   NYC GO                                                                  6.350      05/15/2014            349,432
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   NYC GO                                                                  7.000      02/01/2010             20,054
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   NYC GO                                                                  7.250      08/15/2024             15,041
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYC GO                                                                  7.750      08/15/2028              5,024
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   NYC GO DIAMONDS                                                         0.000 8    08/01/2025             98,269
-----------------------------------------------------------------------------------------------------------------------------------
         150,000   NYC GO PRAMS                                                            0.000 8    08/01/2022            147,462
-----------------------------------------------------------------------------------------------------------------------------------
         837,000   NYC GO RIBS                                                             8.170 6    08/12/2010            840,306
-----------------------------------------------------------------------------------------------------------------------------------
         837,000   NYC GO RIBS                                                             8.170 6    09/01/2011            840,381
-----------------------------------------------------------------------------------------------------------------------------------
       1,045,000   NYC HDC (Barclay Avenue)                                                6.450      04/01/2017          1,063,308
-----------------------------------------------------------------------------------------------------------------------------------
       4,055,000   NYC HDC (Barclay Avenue)                                                6.600      04/01/2033          4,128,396
-----------------------------------------------------------------------------------------------------------------------------------
         274,864   NYC HDC (Bay Towers)                                                    6.500      08/15/2017            275,343
-----------------------------------------------------------------------------------------------------------------------------------
          59,051   NYC HDC (Beekman)                                                       6.500      10/15/2017             59,680
-----------------------------------------------------------------------------------------------------------------------------------
         348,420   NYC HDC (Bridgeview III)                                                6.500      12/15/2017            366,671
-----------------------------------------------------------------------------------------------------------------------------------
         984,938   NYC HDC (Cadman Towers)                                                 6.500      11/15/2018          1,036,519
-----------------------------------------------------------------------------------------------------------------------------------
         140,122   NYC HDC (Candia House)                                                  6.500      06/15/2018            147,441
-----------------------------------------------------------------------------------------------------------------------------------
         232,801   NYC HDC (Contello III)                                                  7.000      12/15/2018            245,042
-----------------------------------------------------------------------------------------------------------------------------------
         823,919   NYC HDC (Court Plaza)                                                   6.500      08/15/2017            825,352
-----------------------------------------------------------------------------------------------------------------------------------
       2,727,822   NYC HDC (East Midtown Plaza)                                            6.500      11/15/2018          2,732,541
-----------------------------------------------------------------------------------------------------------------------------------
          63,394   NYC HDC (Essex Terrace)                                                 6.500      07/15/2018             63,498
-----------------------------------------------------------------------------------------------------------------------------------
         374,080   NYC HDC (Forest Park Crescent)                                          6.500      12/15/2017            393,626
-----------------------------------------------------------------------------------------------------------------------------------
         301,442   NYC HDC (Kingsbridge Arms)                                              6.500      08/15/2017            301,966
-----------------------------------------------------------------------------------------------------------------------------------
       3,450,000   NYC HDC (Linden Boulevard Apartments)                                   4.750      01/15/2039          3,464,421
..-----------------------------------------------------------------------------------------------------------------------------------
       3,365,000   NYC HDC (Multifamily Hsg.)                                              4.750      11/01/2035          3,417,023
-----------------------------------------------------------------------------------------------------------------------------------
       3,185,000   NYC HDC (Multifamily Hsg.)                                              5.050      11/01/2039          3,257,268
-----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   NYC HDC (Multifamily Hsg.)                                              5.250      11/01/2030          8,956,620
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   NYC HDC (Multifamily Hsg.), Series A                                    5.500      11/01/2034          3,115,530
-----------------------------------------------------------------------------------------------------------------------------------
      10,470,000   NYC HDC (Multifamily Hsg.), Series A                                    5.600      11/01/2042         10,890,161
-----------------------------------------------------------------------------------------------------------------------------------
      31,900,000   NYC HDC (Multifamily Hsg.), Series B 7                                  5.350      05/01/2049         33,963,930
-----------------------------------------------------------------------------------------------------------------------------------
      11,250,000   NYC HDC (Multifamily Hsg.), Series C                                    5.050      11/01/2036         11,788,425

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      8,365,000   NYC HDC (Multifamily Hsg.), Series C                                    5.125%     05/01/2040   $      8,671,243
-----------------------------------------------------------------------------------------------------------------------------------
         385,000   NYC HDC (Multifamily Hsg.), Series C                                    5.700      05/01/2031            398,340
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC HDC (Multifamily Hsg.), Series E                                    5.200      11/01/2033          1,029,220
-----------------------------------------------------------------------------------------------------------------------------------
      11,000,000   NYC HDC (Multifamily Hsg.), Series E-1                                  4.950      11/01/2033         11,444,950
-----------------------------------------------------------------------------------------------------------------------------------
       2,155,000   NYC HDC (Multifamily Hsg.), Series F                                    5.200      11/01/2032          2,218,422
-----------------------------------------------------------------------------------------------------------------------------------
       3,515,000   NYC HDC (Multifamily Hsg.), Series G-1                                  4.750      11/01/2027          3,591,065
-----------------------------------------------------------------------------------------------------------------------------------
      11,930,000   NYC HDC (Multifamily Hsg.), Series G-1                                  4.875      11/01/2039         12,104,417
-----------------------------------------------------------------------------------------------------------------------------------
       1,345,000   NYC HDC (Multifamily Hsg.), Series H-2                                  5.200      11/01/2038          1,379,540
-----------------------------------------------------------------------------------------------------------------------------------
       3,400,000   NYC HDC (Multifamily Hsg.), Series H-2                                  5.250      05/01/2046          3,484,898
-----------------------------------------------------------------------------------------------------------------------------------
      15,510,000   NYC HDC (Multifamily Hsg.), Series I-2                                  5.200      11/01/2038         15,928,615
-----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   NYC HDC (Progress of Peoples Devel.)                                    4.950      05/15/2036         15,337,800
-----------------------------------------------------------------------------------------------------------------------------------
       2,765,000   NYC HDC (Seaview Towers)                                                4.750      07/15/2039          2,775,258
-----------------------------------------------------------------------------------------------------------------------------------
         681,773   NYC HDC (Seaview Towers)                                                6.500      01/15/2018            717,382
-----------------------------------------------------------------------------------------------------------------------------------
         282,749   NYC HDC (St. Martin Tower)                                              6.500      11/15/2018            297,557
-----------------------------------------------------------------------------------------------------------------------------------
       1,297,660   NYC HDC (Tivoli Towers)                                                 6.500      01/15/2018          1,364,554
-----------------------------------------------------------------------------------------------------------------------------------
         193,351   NYC HDC (Westview Apartments)                                           6.500      10/15/2017            193,687
-----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   NYC HDC, Series C                                                       5.000      11/01/2026          2,840,090
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC Health & Hospital Corp.                                             5.375      02/15/2026          1,050,350
-----------------------------------------------------------------------------------------------------------------------------------
      23,500,000   NYC Health & Hospital Corp. 9                                           5.000      02/15/2020         24,333,545
-----------------------------------------------------------------------------------------------------------------------------------
       1,165,000   NYC IDA (A Very Special Place)                                          5.750      01/01/2029          1,169,567
-----------------------------------------------------------------------------------------------------------------------------------
       3,535,000   NYC IDA (Acme Architectural Products)                                   6.375      11/01/2019          3,554,407
-----------------------------------------------------------------------------------------------------------------------------------
      33,475,000   NYC IDA (AIRIS JFK I/JFK International Airport)                         5.500      07/01/2028         34,585,366
-----------------------------------------------------------------------------------------------------------------------------------
      20,745,000   NYC IDA (AIRIS JFK I/JFK International Airport)                         6.000      07/01/2027         21,444,729
-----------------------------------------------------------------------------------------------------------------------------------
         280,000   NYC IDA (Allied Metal)                                                  6.375      12/01/2014            286,227
-----------------------------------------------------------------------------------------------------------------------------------
         940,000   NYC IDA (Allied Metal)                                                  7.125      12/01/2027            969,920
-----------------------------------------------------------------------------------------------------------------------------------
       3,250,000   NYC IDA (Amboy Properties)                                              6.750      06/01/2020          3,195,140
-----------------------------------------------------------------------------------------------------------------------------------
       2,595,000   NYC IDA (American Airlines) 1                                           5.400      07/01/2019          2,491,330
-----------------------------------------------------------------------------------------------------------------------------------
      30,035,000   NYC IDA (American Airlines)                                             5.400      07/01/2020         29,002,096
-----------------------------------------------------------------------------------------------------------------------------------
      38,870,000   NYC IDA (American Airlines)                                             6.900      08/01/2024         39,282,022
-----------------------------------------------------------------------------------------------------------------------------------
     331,800,000   NYC IDA (American Airlines)                                             8.500      08/01/2028        395,319,792
-----------------------------------------------------------------------------------------------------------------------------------
       3,530,000   NYC IDA (American National Red Cross)                                   5.000      02/01/2036          3,745,507
-----------------------------------------------------------------------------------------------------------------------------------
         250,000   NYC IDA (Atlantic Paste & Glue Company)                                 6.000      11/01/2007            250,633
-----------------------------------------------------------------------------------------------------------------------------------
       4,620,000   NYC IDA (Atlantic Paste & Glue Company)                                 6.625      11/01/2019          4,726,814
-----------------------------------------------------------------------------------------------------------------------------------
       1,160,000   NYC IDA (Atlantic Veal & Lamb)                                          8.375      12/01/2016          1,203,709
-----------------------------------------------------------------------------------------------------------------------------------
         535,000   NYC IDA (Baco Enterprises)                                              7.500      11/01/2011            556,587
-----------------------------------------------------------------------------------------------------------------------------------
       1,685,000   NYC IDA (Baco Enterprises)                                              8.500      11/01/2021          1,792,149
-----------------------------------------------------------------------------------------------------------------------------------
          80,000   NYC IDA (Bark Frameworks)                                               6.000      11/01/2007             79,508
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   NYC IDA (Bark Frameworks)                                               6.750      11/01/2019          1,448,730
-----------------------------------------------------------------------------------------------------------------------------------
      10,705,000   NYC IDA (Berkeley Carroll School)                                       6.100      11/01/2028         10,727,481
-----------------------------------------------------------------------------------------------------------------------------------
       5,500,000   NYC IDA (Beth Abraham Health Services)                                  6.500      02/15/2022          5,962,825

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,035,000   NYC IDA (Beth Abraham Health Services)                                  6.500%     11/15/2027   $      1,123,731
-----------------------------------------------------------------------------------------------------------------------------------
       4,220,000   NYC IDA (Beth Abraham Health Services)                                  6.500      11/15/2034          4,552,283
-----------------------------------------------------------------------------------------------------------------------------------
      50,240,000   NYC IDA (British Airways)                                               5.250      12/01/2032         49,808,941
-----------------------------------------------------------------------------------------------------------------------------------
      34,165,000   NYC IDA (British Airways)                                               7.625      12/01/2032         38,415,468
-----------------------------------------------------------------------------------------------------------------------------------
      85,800,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                      5.650      10/01/2028         86,616,816
-----------------------------------------------------------------------------------------------------------------------------------
     143,510,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                      5.750      10/01/2036        145,323,966
-----------------------------------------------------------------------------------------------------------------------------------
      21,115,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                      6.200      10/01/2022         22,913,365
-----------------------------------------------------------------------------------------------------------------------------------
      16,205,000   NYC IDA (Calhoun School)                                                6.625      12/01/2034         17,246,819
-----------------------------------------------------------------------------------------------------------------------------------
       4,145,000   NYC IDA (Calhoun School)                                                6.625      12/01/2034          4,444,518
-----------------------------------------------------------------------------------------------------------------------------------
       2,895,000   NYC IDA (Center for Elimination of Family Violence)                     7.375      11/01/2036          2,951,771
-----------------------------------------------------------------------------------------------------------------------------------
       3,600,000   NYC IDA (Center for Nursing/Rehabilitation)                             5.375      08/01/2027          3,605,580
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC IDA (Center for Nursing/Rehabilitation)                             5.375      08/01/2027          1,001,550
-----------------------------------------------------------------------------------------------------------------------------------
      29,135,000   NYC IDA (Chapin School)                                                 5.000      11/01/2038         29,111,401
-----------------------------------------------------------------------------------------------------------------------------------
       2,235,000   NYC IDA (Chardan Corp.)                                                 7.750      11/01/2020          2,251,986
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   NYC IDA (College of Aeronautics)                                        5.450      05/01/2018          2,602,275
-----------------------------------------------------------------------------------------------------------------------------------
       9,600,000   NYC IDA (College of Aeronautics)                                        5.500      05/01/2028          9,998,880
-----------------------------------------------------------------------------------------------------------------------------------
       2,505,000   NYC IDA (College of New Rochelle)                                       5.750      09/01/2017          2,581,302
-----------------------------------------------------------------------------------------------------------------------------------
       2,975,000   NYC IDA (College of New Rochelle)                                       5.800      09/01/2026          3,069,516
-----------------------------------------------------------------------------------------------------------------------------------
       1,690,000   NYC IDA (Community Hospital of Brooklyn)                                6.875      11/01/2010          1,710,196
-----------------------------------------------------------------------------------------------------------------------------------
       1,490,000   NYC IDA (Comprehensive Care Management)                                 6.000      05/01/2026          1,548,453
-----------------------------------------------------------------------------------------------------------------------------------
       3,145,000   NYC IDA (Comprehensive Care Management)                                 6.125      11/01/2035          3,266,020
-----------------------------------------------------------------------------------------------------------------------------------
       3,975,000   NYC IDA (Comprehensive Care Management)                                 6.375      11/01/2028          4,094,449
-----------------------------------------------------------------------------------------------------------------------------------
       1,575,000   NYC IDA (Comprehensive Care Management)                                 6.375      11/01/2028          1,603,287
-----------------------------------------------------------------------------------------------------------------------------------
       1,770,000   NYC IDA (Comprehensive Care Management)                                 7.875      12/01/2016          1,826,286
-----------------------------------------------------------------------------------------------------------------------------------
       1,110,000   NYC IDA (Comprehensive Care Management)                                 8.000      12/01/2011          1,112,387
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC IDA (Continental Airlines) 1                                        7.250      11/01/2008          1,029,230
-----------------------------------------------------------------------------------------------------------------------------------
       4,685,000   NYC IDA (Continental Airlines)                                          8.375      11/01/2016          5,207,471
-----------------------------------------------------------------------------------------------------------------------------------
         195,000   NYC IDA (Dioni)                                                         6.000      11/01/2007            196,092
-----------------------------------------------------------------------------------------------------------------------------------
       3,600,000   NYC IDA (Dioni)                                                         6.625      11/01/2019          3,722,112
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC IDA (Eger Harbor House)                                             5.875      05/20/2044          1,124,860
-----------------------------------------------------------------------------------------------------------------------------------
       5,500,000   NYC IDA (Family Support Systems)                                        7.500      11/01/2034          5,696,020
-----------------------------------------------------------------------------------------------------------------------------------
       7,315,000   NYC IDA (Friends Seminary School)                                       7.125      09/15/2031          7,862,089
-----------------------------------------------------------------------------------------------------------------------------------
       3,280,000   NYC IDA (Gabrielli Truck Sales)                                         8.125      12/01/2017          3,422,352
-----------------------------------------------------------------------------------------------------------------------------------
       2,265,000   NYC IDA (Gateway School of NY)                                          6.500      11/01/2019          2,415,872
-----------------------------------------------------------------------------------------------------------------------------------
      14,350,000   NYC IDA (General Motors Corp.)                                          5.125      12/30/2023         13,454,704
-----------------------------------------------------------------------------------------------------------------------------------
       1,900,000   NYC IDA (Global Country World Peace)                                    7.250      11/01/2025          1,922,477
-----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   NYC IDA (Global Country World Peace)                                    7.250      11/01/2025          1,800,090
-----------------------------------------------------------------------------------------------------------------------------------
       2,175,000   NYC IDA (Good Shepherd Services)                                        5.875      06/01/2014          2,242,447
-----------------------------------------------------------------------------------------------------------------------------------
       4,470,000   NYC IDA (Gourmet Boutique)                                              5.750      05/01/2021          4,450,824
-----------------------------------------------------------------------------------------------------------------------------------
         260,000   NYC IDA (Herbert G. Birch Childhood Project)                            7.375      02/01/2009            262,457

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      2,195,000   NYC IDA (Herbert G. Birch Childhood Project)                            8.375%     02/01/2022   $      2,266,381
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC IDA (Independent Living Assoc.)                                     6.200      07/01/2020          1,017,750
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC IDA (Institute of International Education)                          5.250      09/01/2021          1,051,640
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   NYC IDA (Institute of International Education)                          5.250      09/01/2031          3,141,930
-----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   NYC IDA (JetBlue Airways Corp.)                                         5.000      05/15/2020          2,231,910
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYC IDA (JetBlue Airways Corp.)                                         5.125      05/15/2030          1,990,440
-----------------------------------------------------------------------------------------------------------------------------------
       1,605,000   NYC IDA (Julia Gray)                                                    7.500      11/01/2020          1,691,301
-----------------------------------------------------------------------------------------------------------------------------------
         780,000   NYC IDA (Just Bagels Manufacturing)                                     8.500      11/01/2016            856,877
-----------------------------------------------------------------------------------------------------------------------------------
       1,010,000   NYC IDA (Just Bagels Manufacturing)                                     8.750      11/01/2026          1,105,799
-----------------------------------------------------------------------------------------------------------------------------------
         920,000   NYC IDA (L&M Optical Disc)                                              7.125      11/01/2010            924,195
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   NYC IDA (Liberty-7 World Trade Center) 2                                6.750      03/01/2015          7,533,820
-----------------------------------------------------------------------------------------------------------------------------------
      25,100,000   NYC IDA (Liberty-IAC/Interactive Corp.)                                 5.000      09/01/2035         26,084,673
-----------------------------------------------------------------------------------------------------------------------------------
       3,025,000   NYC IDA (Little Red Schoolhouse)                                        6.750      11/01/2018          3,185,779
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   NYC IDA (Lucky Polyethylene Manufacturing Company)                      7.000      11/01/2009            296,739
-----------------------------------------------------------------------------------------------------------------------------------
       2,995,000   NYC IDA (Lucky Polyethylene Manufacturing Company)                      7.800      11/01/2024          2,966,667
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYC IDA (Lycee Francais De New York)                                    5.375      06/01/2023          2,101,160
-----------------------------------------------------------------------------------------------------------------------------------
      23,000,000   NYC IDA (Magen David Yeshivah)                                          5.700      06/15/2027         24,751,910
-----------------------------------------------------------------------------------------------------------------------------------
         680,000   NYC IDA (Marymount School of NY)                                        5.125      09/01/2021            706,799
-----------------------------------------------------------------------------------------------------------------------------------
       3,960,000   NYC IDA (Marymount School of NY)                                        5.250      09/01/2031          4,223,261
-----------------------------------------------------------------------------------------------------------------------------------
      19,335,000   NYC IDA (MediSys Health Network)                                        6.250      03/15/2024         18,402,280
-----------------------------------------------------------------------------------------------------------------------------------
       1,450,000   NYC IDA (Mesorah Publications)                                          6.450      02/01/2011          1,489,324
-----------------------------------------------------------------------------------------------------------------------------------
       4,790,000   NYC IDA (Mesorah Publications)                                          6.950      02/01/2021          5,005,598
-----------------------------------------------------------------------------------------------------------------------------------
       3,200,000   NYC IDA (Metropolitan College of New York)                              5.750      03/01/2020          3,183,648
-----------------------------------------------------------------------------------------------------------------------------------
       2,275,000   NYC IDA (Morrisons Pastry)                                              6.500      11/01/2019          2,296,112
-----------------------------------------------------------------------------------------------------------------------------------
         375,000   NYC IDA (NYC Outward Bound Center)                                      7.250      11/01/2010            377,243
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   NYC IDA (NYU)                                                           5.000      07/01/2041             25,798
-----------------------------------------------------------------------------------------------------------------------------------
         505,000   NYC IDA (NYU)                                                           5.000      07/01/2041            521,115
-----------------------------------------------------------------------------------------------------------------------------------
         150,000   NYC IDA (Paradise Products)                                             7.125      11/01/2007            151,244
-----------------------------------------------------------------------------------------------------------------------------------
       4,475,000   NYC IDA (Paradise Products)                                             8.250      11/01/2022          4,654,671
-----------------------------------------------------------------------------------------------------------------------------------
         245,000   NYC IDA (Petrocelli Electric)                                           7.250      11/01/2007            248,516
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   NYC IDA (Petrocelli Electric)                                           7.250      11/01/2008            118,130
-----------------------------------------------------------------------------------------------------------------------------------
       3,780,000   NYC IDA (Petrocelli Electric)                                           8.000      11/01/2017          3,933,695
-----------------------------------------------------------------------------------------------------------------------------------
         940,000   NYC IDA (Petrocelli Electric)                                           8.000      11/01/2018            989,519
-----------------------------------------------------------------------------------------------------------------------------------
       6,410,000   NYC IDA (Polytechnic University) 1                                      6.000      11/01/2020          6,694,155
-----------------------------------------------------------------------------------------------------------------------------------
      34,050,000   NYC IDA (Polytechnic University)                                        6.125      11/01/2030         35,536,964
-----------------------------------------------------------------------------------------------------------------------------------
       2,240,000   NYC IDA (Precision Gear)                                                6.375      11/01/2024          2,280,186
-----------------------------------------------------------------------------------------------------------------------------------
       1,910,000   NYC IDA (Precision Gear)                                                6.375      11/01/2024          1,944,265
-----------------------------------------------------------------------------------------------------------------------------------
         930,000   NYC IDA (Precision Gear)                                                7.625      11/01/2024            994,105
-----------------------------------------------------------------------------------------------------------------------------------
       4,100,000   NYC IDA (PSCH)                                                          6.375      07/01/2033          4,397,086
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   NYC IDA (Queens Baseball Stadium)                                       5.000      01/01/2039          8,548,800

                         ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     73,625,000   NYC IDA (Queens Baseball Stadium)                                       5.000%     01/01/2046   $     78,186,069
-----------------------------------------------------------------------------------------------------------------------------------
       6,800,000   NYC IDA (Reece School)                                                  7.500      12/01/2037          6,910,160
-----------------------------------------------------------------------------------------------------------------------------------
       2,300,000   NYC IDA (Reece School)                                                  7.500      12/01/2037          2,300,207
-----------------------------------------------------------------------------------------------------------------------------------
       2,390,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                            6.250      11/01/2014          2,356,349
-----------------------------------------------------------------------------------------------------------------------------------
       8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                            6.750      11/01/2028          8,619,410
-----------------------------------------------------------------------------------------------------------------------------------
         795,000   NYC IDA (Sahadi Fine Foods)                                             6.250      11/01/2009            800,732
-----------------------------------------------------------------------------------------------------------------------------------
       4,085,000   NYC IDA (Sahadi Fine Foods)                                             6.750      11/01/2019          4,098,644
-----------------------------------------------------------------------------------------------------------------------------------
         875,000   NYC IDA (Services for the Underserved\Young Adult
                   Institute Obligated Group)                                              5.000      07/01/2026            909,563
-----------------------------------------------------------------------------------------------------------------------------------
       4,380,000   NYC IDA (Showman Fabricators)                                           7.500      11/01/2028          4,463,220
-----------------------------------------------------------------------------------------------------------------------------------
       3,350,000   NYC IDA (South Bronx Overall Economic Devel.)                           8.625      12/01/2025          3,463,833
-----------------------------------------------------------------------------------------------------------------------------------
       1,625,000   NYC IDA (Special Needs Facilities Pooled Program)                       4.750      07/01/2020          1,660,929
-----------------------------------------------------------------------------------------------------------------------------------
       4,255,000   NYC IDA (Special Needs Facilities Pooled Program)                       6.650      07/01/2023          4,573,444
-----------------------------------------------------------------------------------------------------------------------------------
       7,010,000   NYC IDA (Special Needs Facilities Pooled Program)                       7.875      08/01/2025          7,459,692
-----------------------------------------------------------------------------------------------------------------------------------
       5,115,000   NYC IDA (St. Bernard's School)                                          7.000      12/01/2021          5,302,004
-----------------------------------------------------------------------------------------------------------------------------------
       1,550,000   NYC IDA (St. Francis College)                                           5.000      10/01/2034          1,614,062
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   NYC IDA (Staten Island University Hospital)                             6.375      07/01/2031             10,287
-----------------------------------------------------------------------------------------------------------------------------------
       4,495,000   NYC IDA (Staten Island University Hospital)                             6.375      07/01/2031          4,623,827
-----------------------------------------------------------------------------------------------------------------------------------
       1,485,000   NYC IDA (Staten Island University Hospital)                             6.450      07/01/2032          1,572,674
-----------------------------------------------------------------------------------------------------------------------------------
         585,000   NYC IDA (Streamline Plastics)                                           7.750      12/01/2015            591,932
-----------------------------------------------------------------------------------------------------------------------------------
       1,275,000   NYC IDA (Streamline Plastics)                                           8.125      12/01/2025          1,296,866
-----------------------------------------------------------------------------------------------------------------------------------
       6,808,500   NYC IDA (Studio School)                                                 7.000      11/01/2038          6,823,206
-----------------------------------------------------------------------------------------------------------------------------------
         865,000   NYC IDA (Surprise Plastics)                                             7.500      11/01/2013            841,014
-----------------------------------------------------------------------------------------------------------------------------------
       2,480,000   NYC IDA (Surprise Plastics)                                             8.500      11/01/2023          2,430,003
-----------------------------------------------------------------------------------------------------------------------------------
       5,245,000   NYC IDA (Terminal One Group Assoc.)                                     5.500      01/01/2020          5,706,770
-----------------------------------------------------------------------------------------------------------------------------------
       7,750,000   NYC IDA (Terminal One Group Assoc.)                                     5.500      01/01/2021          8,432,310
-----------------------------------------------------------------------------------------------------------------------------------
      11,390,000   NYC IDA (Terminal One Group Assoc.)                                     5.500      01/01/2024         12,339,698
-----------------------------------------------------------------------------------------------------------------------------------
         380,000   NYC IDA (The Bank Street College)                                       5.250      12/01/2021            405,247
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC IDA (The Bank Street College)                                       5.250      12/01/2030          1,057,240
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   NYC IDA (The Child School)                                              7.550      06/01/2033         10,809,000
-----------------------------------------------------------------------------------------------------------------------------------
         325,000   NYC IDA (Therapy & Learning Center)                                     7.500      10/01/2011            346,460
-----------------------------------------------------------------------------------------------------------------------------------
       3,735,000   NYC IDA (Therapy & Learning Center)                                     8.250      10/01/2031          4,038,282
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   NYC IDA (THR Products Corp.)                                            7.250      11/01/2010            307,425
-----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   NYC IDA (THR Products Corp.)                                            8.250      11/01/2020          1,142,158
-----------------------------------------------------------------------------------------------------------------------------------
       4,280,000   NYC IDA (Touro College)                                                 6.350      06/01/2029          4,524,516
-----------------------------------------------------------------------------------------------------------------------------------
       4,485,000   NYC IDA (Ulano)                                                         6.900      11/01/2019          4,496,033
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC IDA (United Nations School)                                         6.350      12/01/2015          1,021,570
-----------------------------------------------------------------------------------------------------------------------------------
         735,000   NYC IDA (Urban Health Plan)                                             6.250      09/15/2009            751,398
-----------------------------------------------------------------------------------------------------------------------------------
       9,830,000   NYC IDA (Urban Health Plan)                                             7.050      09/15/2026         10,357,674
-----------------------------------------------------------------------------------------------------------------------------------
       3,640,000   NYC IDA (Urban Resource Institute)                                      7.375      11/01/2033          3,883,370

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,335,000   NYC IDA (Utleys)                                                        7.375%     11/01/2023   $      1,335,761
-----------------------------------------------------------------------------------------------------------------------------------
         190,000   NYC IDA (Van Blarcom Closures)                                          7.125      11/01/2007            192,955
-----------------------------------------------------------------------------------------------------------------------------------
       2,965,000   NYC IDA (Van Blarcom Closures)                                          8.000      11/01/2017          3,102,072
-----------------------------------------------------------------------------------------------------------------------------------
       2,800,000   NYC IDA (Vaughn College Aeronautics)                                    5.000      12/01/2021          2,820,580
-----------------------------------------------------------------------------------------------------------------------------------
       1,330,000   NYC IDA (Vaughn College Aeronautics)                                    5.000      12/01/2028          1,327,313
-----------------------------------------------------------------------------------------------------------------------------------
       3,235,000   NYC IDA (Vaughn College Aeronautics)                                    5.000      12/01/2028          3,228,465
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   NYC IDA (Vaughn College Aeronautics)                                    5.000      12/01/2031            891,738
-----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   NYC IDA (Vaughn College Aeronautics)                                    5.250      12/01/2036          1,829,862
-----------------------------------------------------------------------------------------------------------------------------------
      19,300,000   NYC IDA (Visy Paper)                                                    7.800      01/01/2016         19,546,847
-----------------------------------------------------------------------------------------------------------------------------------
      70,500,000   NYC IDA (Visy Paper)                                                    7.950      01/01/2028         71,410,155
-----------------------------------------------------------------------------------------------------------------------------------
       1,930,000   NYC IDA (Vocational Instruction)                                        7.750      02/01/2033          1,866,156
-----------------------------------------------------------------------------------------------------------------------------------
         435,000   NYC IDA (W & W Jewelers)                                                7.250      02/01/2011            449,781
-----------------------------------------------------------------------------------------------------------------------------------
       1,555,000   NYC IDA (W & W Jewelers)                                                8.250      02/01/2021          1,651,519
-----------------------------------------------------------------------------------------------------------------------------------
       5,930,000   NYC IDA (Weizmann Institute)                                            5.900      11/01/2034          6,090,525
-----------------------------------------------------------------------------------------------------------------------------------
       2,900,000   NYC IDA (Weizmann Institute)                                            5.900      11/01/2034          2,906,844
-----------------------------------------------------------------------------------------------------------------------------------
       2,795,000   NYC IDA (Westchester Square Medical Center)                             8.000      11/01/2010          2,621,403
-----------------------------------------------------------------------------------------------------------------------------------
       6,160,000   NYC IDA (Westchester Square Medical Center)                             8.375      11/01/2015          5,777,772
-----------------------------------------------------------------------------------------------------------------------------------
       1,660,000   NYC IDA (World Casing Corp.)                                            6.700      11/01/2019          1,641,458
-----------------------------------------------------------------------------------------------------------------------------------
      66,025,000   NYC IDA (Yankee Stadium)                                                5.000      03/01/2046         70,001,026
-----------------------------------------------------------------------------------------------------------------------------------
       9,500,000   NYC IDA (YMCA of Greater NY)                                            5.000      08/01/2036          9,983,360
-----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   NYC IDA Special Facilities (JFK International Airport)                  8.000      08/01/2012         10,315,980
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2029         10,408,900
-----------------------------------------------------------------------------------------------------------------------------------
          65,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2029             67,322
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2029             51,786
-----------------------------------------------------------------------------------------------------------------------------------
      45,985,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2034         48,099,850
-----------------------------------------------------------------------------------------------------------------------------------
      40,045,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2035         42,064,870
-----------------------------------------------------------------------------------------------------------------------------------
         200,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2035            208,910
-----------------------------------------------------------------------------------------------------------------------------------
       7,790,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2036          8,199,832
-----------------------------------------------------------------------------------------------------------------------------------
      44,650,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2036         47,184,334
-----------------------------------------------------------------------------------------------------------------------------------
      16,950,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2036         18,006,155
-----------------------------------------------------------------------------------------------------------------------------------
      40,720,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2037         42,974,259
-----------------------------------------------------------------------------------------------------------------------------------
       8,350,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2038          8,812,256
-----------------------------------------------------------------------------------------------------------------------------------
         675,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2039            707,994
-----------------------------------------------------------------------------------------------------------------------------------
       4,600,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2039          4,849,964
-----------------------------------------------------------------------------------------------------------------------------------
     114,260,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2039        120,468,888
-----------------------------------------------------------------------------------------------------------------------------------
      27,580,000   NYC Municipal Water Finance Authority                                   5.000      06/15/2039         29,199,498
-----------------------------------------------------------------------------------------------------------------------------------
      36,120,000   NYC Municipal Water Finance Authority                                   5.125      06/15/2030         36,687,445
-----------------------------------------------------------------------------------------------------------------------------------
         820,000   NYC Municipal Water Finance Authority                                   5.125      06/15/2031            856,867
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   NYC Municipal Water Finance Authority                                   5.125      06/15/2032             31,428
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   NYC Municipal Water Finance Authority                                   5.125      06/15/2033             31,706
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   NYC Municipal Water Finance Authority                                   5.125      06/15/2033             26,351

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     20,545,000   NYC Municipal Water Finance Authority                                   5.125%     06/15/2034   $     21,658,128
-----------------------------------------------------------------------------------------------------------------------------------
         650,000   NYC Municipal Water Finance Authority                                   5.250      06/15/2034            690,807
-----------------------------------------------------------------------------------------------------------------------------------
         530,000   NYC Municipal Water Finance Authority                                   5.400 3    06/15/2019            289,915
-----------------------------------------------------------------------------------------------------------------------------------
      27,500,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2031         29,082,763
-----------------------------------------------------------------------------------------------------------------------------------
      22,000,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2038         23,181,400
-----------------------------------------------------------------------------------------------------------------------------------
      29,000,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2039         30,557,300
-----------------------------------------------------------------------------------------------------------------------------------
      18,000,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2038         18,791,640
-----------------------------------------------------------------------------------------------------------------------------------
      47,450,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2034         49,632,003
-----------------------------------------------------------------------------------------------------------------------------------
      19,745,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2039         20,787,272
-----------------------------------------------------------------------------------------------------------------------------------
      57,700,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2026         60,130,901
-----------------------------------------------------------------------------------------------------------------------------------
      66,750,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2036         70,258,754
-----------------------------------------------------------------------------------------------------------------------------------
      31,410,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2034         32,499,109
-----------------------------------------------------------------------------------------------------------------------------------
      44,850,000   NYC Municipal Water Finance Authority 9                                 5.125      06/15/2032         46,873,181
-----------------------------------------------------------------------------------------------------------------------------------
      11,725,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2032         12,204,231
-----------------------------------------------------------------------------------------------------------------------------------
      18,000,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2039         18,978,210
-----------------------------------------------------------------------------------------------------------------------------------
      40,105,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2037         42,325,137
-----------------------------------------------------------------------------------------------------------------------------------
      92,960,000   NYC Municipal Water Finance Authority 9                                 5.125      06/15/2030         94,419,937
-----------------------------------------------------------------------------------------------------------------------------------
      14,225,000   NYC Municipal Water Finance Authority 9                                 5.125      06/15/2021         14,464,394
-----------------------------------------------------------------------------------------------------------------------------------
      11,235,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2027         11,512,863
-----------------------------------------------------------------------------------------------------------------------------------
      31,515,000   NYC Municipal Water Finance Authority 9                                 5.000      06/15/2039         33,054,720
-----------------------------------------------------------------------------------------------------------------------------------
       8,600,000   NYC Transitional Finance Authority 9                                    5.000      08/15/2027          8,759,702
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   NYC Trust for Cultural Resources (Museum of American Folk Art)          6.125      07/01/2030             54,135
-----------------------------------------------------------------------------------------------------------------------------------
      17,604,398   NYS Certificate of Lease 2                                              5.875      01/02/2023         18,125,840
-----------------------------------------------------------------------------------------------------------------------------------
       1,690,000   NYS DA (4201 Schools Program)                                           6.250      07/01/2020          1,842,708
-----------------------------------------------------------------------------------------------------------------------------------
         350,000   NYS DA (Augustana Lutheran Home)                                        5.400      02/01/2031            373,492
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   NYS DA (Augustana Lutheran Home)                                        5.500      02/01/2041          1,599,525
-----------------------------------------------------------------------------------------------------------------------------------
      14,360,000   NYS DA (Buena Vida Nursing Home)                                        5.250      07/01/2028         14,859,297
-----------------------------------------------------------------------------------------------------------------------------------
       4,475,000   NYS DA (Cabrini Westchester)                                            5.100      02/15/2026          4,896,500
-----------------------------------------------------------------------------------------------------------------------------------
       8,425,000   NYS DA (Cabrini Westchester)                                            5.200      02/15/2041          9,206,672
-----------------------------------------------------------------------------------------------------------------------------------
       8,435,000   NYS DA (Center for Nursing)                                             5.550      08/01/2037          8,823,094
-----------------------------------------------------------------------------------------------------------------------------------
       2,905,000   NYS DA (Chapel Oaks)                                                    5.450      07/01/2026          3,013,008
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYS DA (City University)                                                5.000      07/01/2023              5,138
-----------------------------------------------------------------------------------------------------------------------------------
       1,895,000   NYS DA (City University)                                                5.250      07/01/2031          2,024,391
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   NYS DA (Concord Nursing Home)                                           6.500      07/01/2029          2,504,800
-----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   NYS DA (D'Youville College)                                             5.250      07/01/2025          1,330,738
-----------------------------------------------------------------------------------------------------------------------------------
       5,005,000   NYS DA (Dept. of Health)                                                5.000      07/01/2031          5,310,105
-----------------------------------------------------------------------------------------------------------------------------------
         525,000   NYS DA (Dept. of Health)                                                5.500      07/01/2021            539,338
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   NYS DA (Ellis Hospital)                                                 5.600      08/01/2025             20,222
-----------------------------------------------------------------------------------------------------------------------------------
       6,790,000   NYS DA (Frances Schervier Home & Hospital Obligated Group)              5.500      07/01/2027          6,978,083

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,000,000   NYS DA (Grace Manor Health Care Facility)                               6.150%     07/01/2018   $      1,021,940
-----------------------------------------------------------------------------------------------------------------------------------
       3,970,000   NYS DA (Hospital for Special Surgery)                                   5.000      08/15/2033          4,199,188
-----------------------------------------------------------------------------------------------------------------------------------
     141,015,000   NYS DA (Insured Hospital)                                               5.529 3    08/15/2036         29,153,441
-----------------------------------------------------------------------------------------------------------------------------------
      38,650,000   NYS DA (Interfaith Medical Center)                                      5.400      02/15/2028         39,761,574
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYS DA (Jones Memorial Hospital)                                        5.375      08/01/2034          1,040,140
-----------------------------------------------------------------------------------------------------------------------------------
      10,300,000   NYS DA (Kaleida Health)                                                 5.050      02/15/2025         10,842,398
-----------------------------------------------------------------------------------------------------------------------------------
         195,000   NYS DA (L.I. University)                                                5.125      09/01/2023            206,486
-----------------------------------------------------------------------------------------------------------------------------------
       3,255,000   NYS DA (L.I. University)                                                5.125      09/01/2023          3,399,815
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   NYS DA (L.I. University)                                                5.250      09/01/2028            249,145
-----------------------------------------------------------------------------------------------------------------------------------
          75,000   NYS DA (L.I. University)                                                5.250      09/01/2028             79,655
-----------------------------------------------------------------------------------------------------------------------------------
       1,335,000   NYS DA (L.I. University)                                                5.250      09/01/2028          1,399,267
-----------------------------------------------------------------------------------------------------------------------------------
       1,585,000   NYS DA (L.I. University)                                                5.500      09/01/2020          1,716,650
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   NYS DA (Lakeside Memorial Hospital)                                     6.000      02/01/2021             20,036
-----------------------------------------------------------------------------------------------------------------------------------
       1,710,000   NYS DA (Lenox Hill Hospital Obligated Group)                            5.375      07/01/2020          1,791,584
-----------------------------------------------------------------------------------------------------------------------------------
         405,000   NYS DA (Lenox Hill Hospital Obligated Group)                            5.500      07/01/2030            424,355
-----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   NYS DA (Maimonides Center) 9                                            5.750      08/01/2029         22,486,400
-----------------------------------------------------------------------------------------------------------------------------------
      10,730,000   NYS DA (Memorial Sloan-Kettering)                                       5.000      07/01/2035         11,401,376
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYS DA (Menorah Campus)                                                 6.100      02/01/2037          1,021,800
-----------------------------------------------------------------------------------------------------------------------------------
      12,465,000   NYS DA (Menorah Home) 9                                                 5.100      08/01/2028         12,929,010
-----------------------------------------------------------------------------------------------------------------------------------
      23,300,000   NYS DA (Menorah Home) 9                                                 5.150      08/01/2038         24,221,748
-----------------------------------------------------------------------------------------------------------------------------------
      11,500,000   NYS DA (Mental Health Services Facilities)                              5.000      02/15/2030         12,115,250
-----------------------------------------------------------------------------------------------------------------------------------
      23,900,000   NYS DA (Mental Health Services Facilities)                              5.000      02/15/2035         25,111,491
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   NYS DA (Mental Health Services Facilities)                              5.250      08/15/2031             15,849
-----------------------------------------------------------------------------------------------------------------------------------
       2,535,000   NYS DA (Mental Health Services Facilities)                              5.750      02/15/2011          2,591,378
-----------------------------------------------------------------------------------------------------------------------------------
       3,660,000   NYS DA (Mental Health Services Facilities)                              5.000      02/15/2033          3,823,675
-----------------------------------------------------------------------------------------------------------------------------------
      18,500,000   NYS DA (Mental Health Services Facilities) 9                            5.000      02/15/2023         19,035,205
-----------------------------------------------------------------------------------------------------------------------------------
       3,800,000   NYS DA (Millard Fillmore Hospital)                                      5.375      02/01/2032          3,918,636
-----------------------------------------------------------------------------------------------------------------------------------
       4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                             6.375      07/01/2029          4,522,114
-----------------------------------------------------------------------------------------------------------------------------------
       2,430,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                             6.875      07/01/2019          2,689,840
-----------------------------------------------------------------------------------------------------------------------------------
       6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                             6.875      07/01/2025          7,643,686
-----------------------------------------------------------------------------------------------------------------------------------
      11,750,000   NYS DA (Montefiore Medical Center)                                      5.000      08/01/2033         12,400,950
-----------------------------------------------------------------------------------------------------------------------------------
      13,250,000   NYS DA (Montefiore Medical Center) 9                                    5.000      02/01/2028         14,002,098
-----------------------------------------------------------------------------------------------------------------------------------
       6,400,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                  5.500      07/01/2026          6,533,760
-----------------------------------------------------------------------------------------------------------------------------------
       6,800,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                  6.000      07/01/2014          7,227,584
-----------------------------------------------------------------------------------------------------------------------------------
      25,240,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)                  6.500      07/01/2025         27,173,889
-----------------------------------------------------------------------------------------------------------------------------------
       2,335,000   NYS DA (Mt. Sinai Health)                                               6.625      07/01/2019          2,524,088
-----------------------------------------------------------------------------------------------------------------------------------
       5,100,000   NYS DA (Mt. Sinai/NYU Health)                                           5.500      07/01/2026          5,206,590
-----------------------------------------------------------------------------------------------------------------------------------
         720,000   NYS DA (Mt. Sinai/NYU Health)                                           6.500      07/01/2017            790,171

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      2,280,000   NYS DA (Mt. Sinai/NYU Health)                                           6.500%     07/01/2017   $      2,457,407
-----------------------------------------------------------------------------------------------------------------------------------
       5,745,000   NYS DA (Mt. Sinai/NYU Health)                                           6.750      07/01/2020          6,231,429
-----------------------------------------------------------------------------------------------------------------------------------
      11,400,000   NYS DA (Municipal Health Facilities) 9                                  5.000      01/15/2023         11,781,102
-----------------------------------------------------------------------------------------------------------------------------------
       4,665,000   NYS DA (North Shore Long Island Jewish Group)                           5.500      05/01/2033          5,005,872
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYS DA (Norwegian Christian Home & Health Center)                       5.200      08/01/2036          1,060,750
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYS DA (Norwegian Christian Home & Health Center)                       6.100      08/01/2041          2,243,620
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)                            5.000      11/01/2026          3,160,710
-----------------------------------------------------------------------------------------------------------------------------------
      24,380,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)                            5.000      11/01/2034         25,453,451
-----------------------------------------------------------------------------------------------------------------------------------
       6,200,000   NYS DA (Nursing Homes)                                                  4.900      02/15/2041          6,399,764
-----------------------------------------------------------------------------------------------------------------------------------
       7,600,000   NYS DA (Nursing Homes)                                                  4.950      02/15/2045          7,879,528
-----------------------------------------------------------------------------------------------------------------------------------
       4,215,000   NYS DA (Nursing Homes) 1                                                5.200      02/01/2032          4,517,173
-----------------------------------------------------------------------------------------------------------------------------------
      18,830,000   NYS DA (Nursing Homes) 9                                                5.300      02/01/2038         19,444,705
-----------------------------------------------------------------------------------------------------------------------------------
         695,000   NYS DA (NY & Presbyterian Hospital)                                     5.000      08/01/2032            709,790
-----------------------------------------------------------------------------------------------------------------------------------
       6,950,000   NYS DA (NY Hospital Medical Center)                                     5.600      02/15/2039          7,342,328
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   NYS DA (NY Methodist Hospital)                                          5.250      07/01/2033          2,110,940
-----------------------------------------------------------------------------------------------------------------------------------
       2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)                             5.000      11/01/2026          3,072,098
-----------------------------------------------------------------------------------------------------------------------------------
       3,150,000   NYS DA (Ozanam Hall of Queens Nursing Home)                             5.000      11/01/2031          3,303,279
-----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   NYS DA (Personal Income Tax)                                            5.000      03/15/2036          9,616,950
-----------------------------------------------------------------------------------------------------------------------------------
       6,035,000   NYS DA (Providence Rest)                                                5.000      07/01/2035          6,244,113
-----------------------------------------------------------------------------------------------------------------------------------
       2,700,000   NYS DA (Providence Rest)                                                5.125      07/01/2030          2,838,618
-----------------------------------------------------------------------------------------------------------------------------------
       3,100,000   NYS DA (Providence Rest)                                                5.250      07/01/2025          3,297,718
-----------------------------------------------------------------------------------------------------------------------------------
         580,000   NYS DA (Sarah Neuman Nursing Home)                                      5.450      08/01/2027            597,029
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   NYS DA (School Districts Financing Program), Series B                   6.000      10/01/2022             55,882
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   NYS DA (School Districts Financing Program), Series B                   6.000      10/01/2029             27,777
-----------------------------------------------------------------------------------------------------------------------------------
      20,495,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                                 6.000      07/01/2030         21,732,283
-----------------------------------------------------------------------------------------------------------------------------------
       1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)                            5.100      07/01/2034          1,112,926
-----------------------------------------------------------------------------------------------------------------------------------
         415,000   NYS DA (Special Act School Districts)                                   6.000      07/01/2019            419,963
-----------------------------------------------------------------------------------------------------------------------------------
       2,470,000   NYS DA (St. Barnabas Hospital)                                          5.450      08/01/2035          2,518,955
-----------------------------------------------------------------------------------------------------------------------------------
         905,000   NYS DA (St. Catherine of Siena Medical Center)                          6.000      07/01/2030            961,155
-----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   NYS DA (St. Clare's Hospital)                                           5.300      02/15/2019          1,800,103
-----------------------------------------------------------------------------------------------------------------------------------
       2,970,000   NYS DA (St. Clare's Hospital)                                           5.400      02/15/2025          3,058,090
-----------------------------------------------------------------------------------------------------------------------------------
       2,580,000   NYS DA (St. James Mercy Hospital)                                       5.400      02/01/2038          2,673,009
-----------------------------------------------------------------------------------------------------------------------------------
     101,800,000   NYS DA (St. Lukes Roosevelt Hospital)                                   4.900      08/15/2031        105,883,198
-----------------------------------------------------------------------------------------------------------------------------------
       1,505,000   NYS DA (St. Thomas Aquinas College)                                     5.250      07/01/2028          1,540,744
-----------------------------------------------------------------------------------------------------------------------------------
       3,910,000   NYS DA (St. Vincent DePaul Residence)                                   5.300      07/01/2018          4,055,687
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   NYS DA (The New School)                                                 5.000      07/01/2046         10,601,500
-----------------------------------------------------------------------------------------------------------------------------------
       2,095,000   NYS DA (Vassar Brothers)                                                5.375      07/01/2025          2,169,498
-----------------------------------------------------------------------------------------------------------------------------------
       7,030,000   NYS DA (White Plains Hospital)                                          5.375      02/15/2043          7,498,760
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   NYS DA (Willow Towers)                                                  5.400      02/01/2034          2,681,600
-----------------------------------------------------------------------------------------------------------------------------------
      26,070,000   NYS DA (Wyckoff Heights Medical Center)                                 5.300      08/15/2021         26,816,123

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      9,500,000   NYS DA (Montifiore Medical Center) 9                                    5.500%     08/01/2038   $      9,982,838
-----------------------------------------------------------------------------------------------------------------------------------
       6,260,000   NYS DA (Rochester General Hospital) 9                                   5.000      12/01/2025          6,607,806
-----------------------------------------------------------------------------------------------------------------------------------
      17,675,000   NYS DA (Rochester General Hospital) 9                                   5.000      12/01/2035         18,575,748
-----------------------------------------------------------------------------------------------------------------------------------
         715,000   NYS DA, Series B                                                        6.650      08/15/2030            811,139
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   NYS EFC (Clean Water & Drinking Revolving Funds)                        5.125      06/15/2031            105,143
-----------------------------------------------------------------------------------------------------------------------------------
       4,095,000   NYS EFC (Clean Water & Drinking Revolving Funds)                        5.400      07/15/2021          4,436,564
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   NYS EFC (NYS Water Services)                                            5.950      01/15/2020          8,107,650
-----------------------------------------------------------------------------------------------------------------------------------
       2,365,000   NYS EFC (NYS Water Services)                                            6.000      01/15/2031          2,556,683
-----------------------------------------------------------------------------------------------------------------------------------
          85,000   NYS EFC (Riverbank State Park)                                          5.125      04/01/2022             85,305
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   NYS EFC (United Waterworks)                                             5.150      03/01/2034             41,222
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   NYS ERDA (Brooklyn Union Gas Co.) RIBS                                  8.751 6    04/01/2020          7,710,780
-----------------------------------------------------------------------------------------------------------------------------------
      16,300,000   NYS ERDA (Brooklyn Union Gas Co.) RIBS                                  9.767 6    07/01/2026         17,282,564
-----------------------------------------------------------------------------------------------------------------------------------
         210,000   NYS ERDA (Central Hudson Gas & Electric Co.)                            5.450      08/01/2027            220,884
-----------------------------------------------------------------------------------------------------------------------------------
         135,000   NYS ERDA (Corning Natural Gas)                                          8.250      12/01/2018            137,417
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NYS ERDA (LILCO)                                                        5.150      03/01/2016          5,000,450
-----------------------------------------------------------------------------------------------------------------------------------
      23,000,000   NYS ERDA (LILCO)                                                        5.300      11/01/2023         23,862,270
-----------------------------------------------------------------------------------------------------------------------------------
         315,000   NYS ERDA (LILCO)                                                        5.300      10/01/2024            326,784
-----------------------------------------------------------------------------------------------------------------------------------
      13,950,000   NYS ERDA (Niagara Mohawk) 9                                             5.150      11/01/2025         14,543,635
-----------------------------------------------------------------------------------------------------------------------------------
      14,500,000   NYS ERDA (Rochester Gas & Electric) 9                                   5.950      09/01/2033         15,263,425
-----------------------------------------------------------------------------------------------------------------------------------
       2,870,000   NYS HFA (Children's Rescue) 1                                           7.625      05/01/2018          2,872,353
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYS HFA (Crotona Estates Apartments)                                    4.950      08/15/2038          1,014,950
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYS HFA (Friendship)                                                    5.100      08/15/2041          1,029,620
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   NYS HFA (General Hsg.)                                                  6.600      11/01/2008             15,350
-----------------------------------------------------------------------------------------------------------------------------------
       1,550,000   NYS HFA (Golden Age Apartments)                                         5.000      02/15/2037          1,580,070
-----------------------------------------------------------------------------------------------------------------------------------
         645,000   NYS HFA (Kensico Terrace Apartments)                                    4.900      02/15/2038            651,824
-----------------------------------------------------------------------------------------------------------------------------------
         950,000   NYS HFA (Kensico Terrace Apartments)                                    4.950      02/15/2038            952,223
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYS HFA (Meadow Manor)                                                  7.750      11/01/2019              5,014
-----------------------------------------------------------------------------------------------------------------------------------
         745,000   NYS HFA (Multifamily Hsg.)                                              5.250      11/15/2028            760,757
-----------------------------------------------------------------------------------------------------------------------------------
       1,340,000   NYS HFA (Multifamily Hsg.)                                              5.300      08/15/2024          1,372,348
-----------------------------------------------------------------------------------------------------------------------------------
       1,700,000   NYS HFA (Multifamily Hsg.)                                              5.300      11/15/2039          1,734,323
-----------------------------------------------------------------------------------------------------------------------------------
       1,070,000   NYS HFA (Multifamily Hsg.)                                              5.350      08/15/2020          1,112,886
-----------------------------------------------------------------------------------------------------------------------------------
       2,860,000   NYS HFA (Multifamily Hsg.)                                              5.350      08/15/2031          2,928,154
-----------------------------------------------------------------------------------------------------------------------------------
       2,080,000   NYS HFA (Multifamily Hsg.)                                              5.375      02/15/2035          2,147,974
-----------------------------------------------------------------------------------------------------------------------------------
       3,250,000   NYS HFA (Multifamily Hsg.)                                              5.450      08/15/2032          3,373,695
-----------------------------------------------------------------------------------------------------------------------------------
       2,075,000   NYS HFA (Multifamily Hsg.)                                              5.500      08/15/2030          2,119,322
-----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   NYS HFA (Multifamily Hsg.)                                              5.550      08/15/2019          1,256,383
-----------------------------------------------------------------------------------------------------------------------------------
       1,385,000   NYS HFA (Multifamily Hsg.)                                              5.600      08/15/2019          1,433,309
-----------------------------------------------------------------------------------------------------------------------------------
       1,240,000   NYS HFA (Multifamily Hsg.)                                              5.600      02/15/2026          1,279,432
-----------------------------------------------------------------------------------------------------------------------------------
       1,730,000   NYS HFA (Multifamily Hsg.)                                              5.600      08/15/2033          1,808,438
-----------------------------------------------------------------------------------------------------------------------------------
       1,150,000   NYS HFA (Multifamily Hsg.)                                              5.650      08/15/2030          1,189,215
-----------------------------------------------------------------------------------------------------------------------------------
       3,200,000   NYS HFA (Multifamily Hsg.)                                              5.650      08/15/2030          3,301,088

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,000,000   NYS HFA (Multifamily Hsg.)                                              5.650%     08/15/2031   $      1,033,850
-----------------------------------------------------------------------------------------------------------------------------------
       1,710,000   NYS HFA (Multifamily Hsg.)                                              5.650      02/15/2034          1,760,069
-----------------------------------------------------------------------------------------------------------------------------------
       2,120,000   NYS HFA (Multifamily Hsg.)                                              5.700      08/15/2033          2,205,245
-----------------------------------------------------------------------------------------------------------------------------------
          90,000   NYS HFA (Multifamily Hsg.)                                              5.950      08/15/2024             90,677
-----------------------------------------------------------------------------------------------------------------------------------
       1,285,000   NYS HFA (Multifamily Hsg.)                                              6.100      11/15/2036          1,325,272
-----------------------------------------------------------------------------------------------------------------------------------
       4,700,000   NYS HFA (Multifamily Hsg.)                                              6.125      08/15/2038          4,800,627
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   NYS HFA (Multifamily Hsg.)                                              6.200      08/15/2012             45,063
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   NYS HFA (Multifamily Hsg.)                                              6.200      08/15/2016             25,528
-----------------------------------------------------------------------------------------------------------------------------------
         725,000   NYS HFA (Multifamily Hsg.)                                              6.250      02/15/2031            750,187
-----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   NYS HFA (Multifamily Hsg.)                                              6.400      11/15/2027          1,281,631
-----------------------------------------------------------------------------------------------------------------------------------
         265,000   NYS HFA (Multifamily Hsg.)                                              6.500      08/15/2024            270,970
-----------------------------------------------------------------------------------------------------------------------------------
       2,735,000   NYS HFA (Multifamily Hsg.)                                              6.700      08/15/2025          2,739,075
-----------------------------------------------------------------------------------------------------------------------------------
       5,540,000   NYS HFA (Multifamily Hsg.) 1                                            6.750      11/15/2036          5,619,056
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYS HFA (Multifamily Hsg.)                                              6.950      08/15/2012              5,076
-----------------------------------------------------------------------------------------------------------------------------------
       5,400,000   NYS HFA (Multifamily Hsg.) 1                                            7.050      08/15/2024          5,461,290
-----------------------------------------------------------------------------------------------------------------------------------
         480,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2009            487,291
-----------------------------------------------------------------------------------------------------------------------------------
         525,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2010            532,975
-----------------------------------------------------------------------------------------------------------------------------------
         565,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2011            573,582
-----------------------------------------------------------------------------------------------------------------------------------
         605,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2012            614,190
-----------------------------------------------------------------------------------------------------------------------------------
         655,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2013            664,949
-----------------------------------------------------------------------------------------------------------------------------------
         780,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2014            791,848
-----------------------------------------------------------------------------------------------------------------------------------
         835,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2015            847,684
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2016            913,671
-----------------------------------------------------------------------------------------------------------------------------------
         990,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2017          1,005,038
-----------------------------------------------------------------------------------------------------------------------------------
       1,060,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2018          1,076,101
-----------------------------------------------------------------------------------------------------------------------------------
         460,000   NYS HFA (Nonprofit Hsg.)                                                8.400      11/01/2019            466,987
-----------------------------------------------------------------------------------------------------------------------------------
      10,580,000   NYS HFA (Nursing Home & Health Care) 9                                  5.150      11/01/2016         10,633,006
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NYS HFA (Phillips Village) 1                                            7.750      08/15/2017          5,094,300
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   NYS HFA (Service Contract)                                              5.375      03/15/2023             70,095
-----------------------------------------------------------------------------------------------------------------------------------
       5,600,000   NYS HFA (Service Contract)                                              5.500      09/15/2022          5,772,200
-----------------------------------------------------------------------------------------------------------------------------------
       5,525,000   NYS HFA (Service Contract)                                              5.500      03/15/2025          5,689,590
-----------------------------------------------------------------------------------------------------------------------------------
         255,000   NYS HFA (Service Contract)                                              6.500      03/15/2025            257,876
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   NYS HFA (Shorehill Hsg.)                                                7.500      05/01/2008            235,268
-----------------------------------------------------------------------------------------------------------------------------------
       1,540,000   NYS HFA (Tiffany Gardens)                                               4.900      08/15/2025          1,575,266
-----------------------------------------------------------------------------------------------------------------------------------
       3,210,000   NYS HFA (Tiffany Gardens)                                               5.125      08/15/2037          3,299,495
-----------------------------------------------------------------------------------------------------------------------------------
         275,000   NYS LGSC (SCSB) 2                                                       7.250      12/15/2011            287,964
-----------------------------------------------------------------------------------------------------------------------------------
         810,000   NYS LGSC (SCSB) 2                                                       7.375      12/15/2016            838,391
-----------------------------------------------------------------------------------------------------------------------------------
         980,000   NYS LGSC (SCSB) 2                                                       7.750      12/15/2021          1,045,572
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   NYS Medcare (Hospital & Nursing Home)                                   6.200      08/15/2022             55,403
-----------------------------------------------------------------------------------------------------------------------------------
         960,000   NYS Medcare (Hospital & Nursing Home)                                   6.300      08/15/2023            961,843
-----------------------------------------------------------------------------------------------------------------------------------
         740,000   NYS Medcare (Hospital & Nursing Home)                                   6.375      08/15/2033            741,465

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        590,000   NYS Medcare (Hospital & Nursing Home)                                   7.400%     11/01/2016   $        591,558
-----------------------------------------------------------------------------------------------------------------------------------
         530,000   NYS Medcare (Hospital & Nursing Home)                                   9.375      11/01/2016            550,352
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   NYS Medcare (M.G. Nursing Home)                                         6.200      02/15/2015             35,412
-----------------------------------------------------------------------------------------------------------------------------------
       1,670,000   NYS Medcare (M.G. Nursing Home)                                         6.375      02/15/2035          1,689,856
-----------------------------------------------------------------------------------------------------------------------------------
         350,000   NYS Medcare (Montefiore Medical Center)                                 5.750      02/15/2025            350,455
-----------------------------------------------------------------------------------------------------------------------------------
       5,875,000   NYS Medcare (St. Peter's Hospital) 1                                    5.375      11/01/2020          5,926,818
-----------------------------------------------------------------------------------------------------------------------------------
       2,285,000   NYS Power Authority                                                     5.250      11/15/2030          2,399,958
-----------------------------------------------------------------------------------------------------------------------------------
      28,565,000   NYS Thruway Authority 9                                                 5.000      01/01/2025         29,189,036
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   NYS UDC (Correctional Facilities)                                       6.309 3    01/01/2013              3,719
-----------------------------------------------------------------------------------------------------------------------------------
       5,480,000   Oneida County IDA (Bonide Products) 1                                   6.250      11/01/2018          5,531,293
-----------------------------------------------------------------------------------------------------------------------------------
         830,000   Oneida County IDA (Civic Facilities-Mohawk Valley)                      5.000      09/15/2035            859,274
-----------------------------------------------------------------------------------------------------------------------------------
         450,000   Oneida County IDA (Mohawk Valley Handicapped Services)                  5.300      03/15/2019            468,108
-----------------------------------------------------------------------------------------------------------------------------------
         740,000   Oneida County IDA (Mohawk Valley Handicapped Services)                  5.350      03/15/2029            768,927
-----------------------------------------------------------------------------------------------------------------------------------
       1,190,000   Oneida County IDA (Presbyterian Home)                                   5.250      03/01/2019          1,214,621
-----------------------------------------------------------------------------------------------------------------------------------
       1,015,000   Oneida County IDA (Presbyterian Home)                                   6.100      06/01/2020          1,086,152
-----------------------------------------------------------------------------------------------------------------------------------
       3,995,000   Onondaga County IDA (Air Cargo)                                         6.125      01/01/2032          4,238,535
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Onondaga County IDA (Air Cargo)                                         7.250      01/01/2032          2,174,340
-----------------------------------------------------------------------------------------------------------------------------------
         295,000   Onondaga County IDA
                   (Central New York Charter School for Math & Science) 10                 8.500      01/01/2032             81,193
-----------------------------------------------------------------------------------------------------------------------------------
         475,000   Onondaga County IDA (Coltec Industries)                                 7.250      06/01/2008            480,767
-----------------------------------------------------------------------------------------------------------------------------------
         770,000   Onondaga County IDA (Coltec Industries)                                 9.875      10/01/2010            780,472
-----------------------------------------------------------------------------------------------------------------------------------
       1,315,000   Onondaga County IDA (Community General Hospital)                        5.500      11/01/2018          1,330,030
-----------------------------------------------------------------------------------------------------------------------------------
       6,945,000   Onondaga County IDA (Community General Hospital) 1                      6.625      01/01/2018          7,002,366
-----------------------------------------------------------------------------------------------------------------------------------
       4,710,000   Onondaga County IDA (Le Moyne College)                                  5.625      12/01/2021          5,016,857
-----------------------------------------------------------------------------------------------------------------------------------
      10,600,000   Onondaga County IDA (Solvay Paperboard)                                 6.800      11/01/2014         11,035,342
-----------------------------------------------------------------------------------------------------------------------------------
      67,200,000   Onondaga County IDA (Solvay Paperboard) 1                               7.000      11/01/2030         70,066,752
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   Onondaga County IDA (Syracuse Home)                                     5.200      12/01/2018            775,463
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Onondaga County IDA Sewage Waste Facilities
                   (Anheuser-Busch Companies)                                              6.250      12/01/2034            528,810
-----------------------------------------------------------------------------------------------------------------------------------
      52,669,598   Onondaga County Res Rec                                                 0.000 8    05/01/2022         29,701,966
-----------------------------------------------------------------------------------------------------------------------------------
      41,580,000   Onondaga County Res Rec                                                 5.000      05/01/2015         40,567,527
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Orange County IDA (Arden Hill Life Care Center)                         7.000      08/01/2021          2,684,875
-----------------------------------------------------------------------------------------------------------------------------------
       2,325,000   Orange County IDA (Arden Hill Life Care Center)                         7.000      08/01/2031          2,481,310
-----------------------------------------------------------------------------------------------------------------------------------
       2,090,000   Orange County IDA (Arden Hill Life Care Center)                         7.000      08/01/2031          2,230,511
-----------------------------------------------------------------------------------------------------------------------------------
       2,705,000   Orange County IDA (Glen Arden)                                          5.625      01/01/2018          2,774,464
-----------------------------------------------------------------------------------------------------------------------------------
       5,590,000   Orange County IDA (Glen Arden)                                          5.700      01/01/2028          5,710,241
-----------------------------------------------------------------------------------------------------------------------------------
       2,685,000   Orange County IDA (Kingston Manufacturing) 2                            8.000      11/01/2017          1,370,639
-----------------------------------------------------------------------------------------------------------------------------------
         295,000   Orange County IDA (Orange Mental Retardation Properties)                7.800      07/01/2011            297,522
-----------------------------------------------------------------------------------------------------------------------------------
       1,715,000   Orange County IDA (St. Luke's Cornwall Hospital Obligated Group)        5.375      12/01/2021          1,823,594

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      6,330,000   Orange County IDA (St. Luke's Cornwall Hospital Obligated Group) 1      5.375%     12/01/2026   $      6,719,168
-----------------------------------------------------------------------------------------------------------------------------------
       2,235,000   Orange County IDA (St. Luke's Cornwall Hospital Obligated Group)        5.375      12/01/2026          2,372,408
-----------------------------------------------------------------------------------------------------------------------------------
       7,545,000   Orange County IDA (Tuxedo Place) 2                                      7.000      08/01/2032          5,879,517
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Orange County IDA (Tuxedo Place) 2                                      7.000      08/01/2033          1,947,325
-----------------------------------------------------------------------------------------------------------------------------------
       2,755,000   Oswego County IDA (Bishop's Common)                                     5.375      02/01/2049          2,858,836
-----------------------------------------------------------------------------------------------------------------------------------
       3,260,000   Oswego County IDA (Seneca Hill Manor)                                   5.650      08/01/2037          3,356,887
-----------------------------------------------------------------------------------------------------------------------------------
       6,860,000   Otsego County IDA (Hartwick College)                                    5.900      07/01/2022          7,128,843
-----------------------------------------------------------------------------------------------------------------------------------
       3,030,000   Otsego County IDA (Mary Imogene Bassett Hospital)                       5.350      11/01/2020          3,151,261
-----------------------------------------------------------------------------------------------------------------------------------
      10,720,000   Peekskill IDA (Drum Hill)                                               6.375      10/01/2028         10,759,342
-----------------------------------------------------------------------------------------------------------------------------------
         447,716   Peekskill IDA (Karta)                                                   9.000      07/01/2010            455,023
-----------------------------------------------------------------------------------------------------------------------------------
       1,475,000   Port Authority NY/NJ (Continental Airlines) 1                           9.000      12/01/2010          1,507,598
-----------------------------------------------------------------------------------------------------------------------------------
      53,290,000   Port Authority NY/NJ (Continental Airlines) 1                           9.125      12/01/2015         55,528,180
-----------------------------------------------------------------------------------------------------------------------------------
       2,795,000   Port Authority NY/NJ (Delta Air Lines) 2                                6.950      06/01/2008          2,816,242
-----------------------------------------------------------------------------------------------------------------------------------
      28,085,000   Port Authority NY/NJ (JFK International Air Terminal)                   5.750      12/01/2025         28,587,160
-----------------------------------------------------------------------------------------------------------------------------------
       2,625,000   Port Authority NY/NJ (JFK International Air Terminal) 1                 5.900      12/01/2017          2,726,456
-----------------------------------------------------------------------------------------------------------------------------------
       7,410,000   Port Authority NY/NJ (KIAC)                                             6.750      10/01/2011          7,543,528
-----------------------------------------------------------------------------------------------------------------------------------
      46,435,000   Port Authority NY/NJ (KIAC)                                             6.750      10/01/2019         47,210,929
-----------------------------------------------------------------------------------------------------------------------------------
       3,300,000   Port Authority NY/NJ (KIAC)                                             7.000      10/01/2007          3,337,521
-----------------------------------------------------------------------------------------------------------------------------------
       8,150,000   Port Authority NY/NJ, 108th Series                                      5.875      01/15/2017          8,244,948
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Port Authority NY/NJ, 111th Series                                      5.000      10/01/2032             40,628
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Port Authority NY/NJ, 120th Series 1                                    5.750      10/15/2026          1,025,120
-----------------------------------------------------------------------------------------------------------------------------------
       4,775,000   Port Authority NY/NJ, 121st Series                                      5.125      10/15/2030          4,870,118
-----------------------------------------------------------------------------------------------------------------------------------
         425,000   Port Authority NY/NJ, 122nd Series                                      5.000      07/15/2018            435,260
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Port Authority NY/NJ, 122nd Series                                      5.000      07/15/2026             30,573
-----------------------------------------------------------------------------------------------------------------------------------
         105,000   Port Authority NY/NJ, 122nd Series                                      5.125      01/15/2036            107,245
-----------------------------------------------------------------------------------------------------------------------------------
         745,000   Port Authority NY/NJ, 124th Series                                      5.000      08/01/2019            761,129
-----------------------------------------------------------------------------------------------------------------------------------
       9,560,000   Port Authority NY/NJ, 124th Series                                      5.000      08/01/2036          9,751,296
-----------------------------------------------------------------------------------------------------------------------------------
         120,000   Port Authority NY/NJ, 126th Series                                      5.125      11/15/2028            125,887
-----------------------------------------------------------------------------------------------------------------------------------
         240,000   Port Authority NY/NJ, 126th Series                                      5.125      11/15/2030            251,774
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Port Authority NY/NJ, 127th Series                                      5.200      12/15/2027             26,421
-----------------------------------------------------------------------------------------------------------------------------------
       7,015,000   Port Authority NY/NJ, 127th Series                                      5.250      12/15/2032          7,426,921
-----------------------------------------------------------------------------------------------------------------------------------
         495,000   Port Authority NY/NJ, 132nd Series                                      5.000      09/01/2026            524,076
-----------------------------------------------------------------------------------------------------------------------------------
      35,100,000   Port Authority NY/NJ, 132nd Series                                      5.000      09/01/2038         36,930,816
-----------------------------------------------------------------------------------------------------------------------------------
      80,000,000   Port Authority NY/NJ, 135th Series 9                                    5.000      03/15/2039         84,197,200
-----------------------------------------------------------------------------------------------------------------------------------
      16,105,000   Port Authority NY/NJ, 136th Series                                      5.125      05/01/2034         17,080,802
-----------------------------------------------------------------------------------------------------------------------------------
      19,175,000   Port Authority NY/NJ, 136th Series                                      5.375      11/01/2028         20,697,687
-----------------------------------------------------------------------------------------------------------------------------------
      22,855,000   Port Authority NY/NJ, 136th Series                                      5.500      11/01/2029         24,942,347
-----------------------------------------------------------------------------------------------------------------------------------
       1,430,000   Port Authority NY/NJ, 137th Series                                      5.125      07/15/2030          1,519,375
-----------------------------------------------------------------------------------------------------------------------------------
      18,040,000   Port Authority NY/NJ, 141st Series                                      5.000      09/01/2027         18,958,416

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     47,910,000   Port Authority NY/NJ, 143rd Series                                      5.000%     10/01/2030   $     50,295,918
-----------------------------------------------------------------------------------------------------------------------------------
      27,535,000   Port Authority NY/NJ, 143rd Series                                      5.000      04/01/2036         28,880,635
-----------------------------------------------------------------------------------------------------------------------------------
      50,660,000   Port Authority NY/NJ, 37th Series                                       5.250      07/15/2034         54,200,627
-----------------------------------------------------------------------------------------------------------------------------------
       2,755,000   Poughkeepsie IDA (Eastman & Bixby Redevel. Corp.)                       6.000      08/01/2032          2,940,246
-----------------------------------------------------------------------------------------------------------------------------------
       1,990,000   Putnam County IDA (Brewster Plastics)                                   8.500      12/01/2016          2,048,665
-----------------------------------------------------------------------------------------------------------------------------------
      16,240,000   Rensselaer City School District COP 1                                   5.000      06/01/2036         17,274,326
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Rensselaer County IDA (Franciscan Heights)                              5.375      12/01/2036          1,591,215
-----------------------------------------------------------------------------------------------------------------------------------
      27,455,000   Rensselaer County IDA (Rensselaer Polytechnical Institute)              5.000      03/01/2036         29,014,719
-----------------------------------------------------------------------------------------------------------------------------------
       6,385,000   Rensselaer County Tobacco Asset Securitization Corp. 9                  5.625      06/01/2035          6,699,861
-----------------------------------------------------------------------------------------------------------------------------------
       7,300,000   Rensselaer County Tobacco Asset Securitization Corp. 9                  5.750      06/01/2043          7,696,163
-----------------------------------------------------------------------------------------------------------------------------------
      18,975,000   Rensselaer Municipal Leasing Corp.(Rensselaer County Nursing Home)      6.900      06/01/2024         19,177,463
-----------------------------------------------------------------------------------------------------------------------------------
       1,580,000   Riverhead IDA (Michael Reilly Design)                                   8.875      08/01/2021          1,506,941
-----------------------------------------------------------------------------------------------------------------------------------
       3,810,000   Rochester Hsg. Authority (Andrews Terrace Apartments)                   4.700      12/20/2038          3,799,294
-----------------------------------------------------------------------------------------------------------------------------------
      14,695,000   Rochester Hsg. Authority (Andrews Terrace Apartments)                   4.800      12/20/2048         14,692,208
-----------------------------------------------------------------------------------------------------------------------------------
      14,805,000   Rochester Hsg. Authority (Crossroads Apartments)                        7.700      01/01/2017         14,997,761
-----------------------------------------------------------------------------------------------------------------------------------
       6,790,000   Rochester Museum & Science Center                                       6.125      12/01/2015          6,878,474
-----------------------------------------------------------------------------------------------------------------------------------
       1,195,000   Rockland County IDA (Crystal Run Village/Rockland
                   County Assoc. for the Learning Disabled Obligated Group)                4.900      07/01/2021          1,245,584
-----------------------------------------------------------------------------------------------------------------------------------
      30,000,000   Rockland County Tobacco Asset Securitization Corp.                      5.875 3    08/15/2045          3,237,000
-----------------------------------------------------------------------------------------------------------------------------------
     441,000,000   Rockland County Tobacco Asset Securitization Corp.                      7.624 3    08/15/2060          8,617,140
-----------------------------------------------------------------------------------------------------------------------------------
       9,225,000   Rockland County Tobacco Asset Securitization Corp. 9                    5.625      08/15/2035          9,695,629
-----------------------------------------------------------------------------------------------------------------------------------
      10,100,000   Rockland County Tobacco Asset Securitization Corp. 9                    5.750      08/15/2043         10,665,891
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Sanford Town GO                                                         5.250      04/15/2015             21,272
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Sanford Town GO                                                         5.250      04/15/2016             21,393
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Sanford Town GO                                                         5.250      04/15/2017             26,662
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Sanford Town GO                                                         5.250      04/15/2018             26,576
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Sanford Town GO                                                         5.250      04/15/2019             26,498
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Sanford Town GO                                                         5.250      04/15/2020             26,381
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Sanford Town GO                                                         5.250      04/15/2021             31,540
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Sanford Town GO                                                         5.250      04/15/2022             31,448
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Sanford Town GO                                                         5.250      04/15/2023             31,355
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Sanford Town GO                                                         5.250      04/15/2024             31,286
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Sanford Town GO                                                         5.250      04/15/2025             36,340
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Sanford Town GO                                                         5.250      04/15/2026             36,260
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Sanford Town GO                                                         5.250      04/15/2027             41,419
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Sanford Town GO                                                         5.250      04/15/2028             41,343

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$         40,000   Sanford Town GO                                                         5.250%     04/15/2029   $         41,288
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Sanford Town GO                                                         5.250      04/15/2030             46,348
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Sanford Town GO                                                         5.250      04/15/2031             46,280
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Sanford Town GO                                                         5.250      04/15/2032             51,400
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Sanford Town GO                                                         5.250      04/15/2033             51,369
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   Sanford Town GO                                                         5.250      04/15/2034             56,552
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Sanford Town GO                                                         5.250      04/15/2035             61,661
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Sanford Town GO                                                         5.250      04/15/2036             61,661
-----------------------------------------------------------------------------------------------------------------------------------
         970,000   Saratoga County IDA (ARC)                                               8.400      03/01/2013            973,676
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Saratoga County IDA (Saratoga Hospital/Saratoga Care/
                   Benedict Community Health Center)                                       5.125      12/01/2033          3,162,330
-----------------------------------------------------------------------------------------------------------------------------------
       1,635,000   Schenectady IDA (Schaffer Heights Hsg.)                                 6.000      11/01/2030          1,772,618
-----------------------------------------------------------------------------------------------------------------------------------
       3,335,000   Schenectady IDA (Union College)                                         5.000      07/01/2031          3,543,671
-----------------------------------------------------------------------------------------------------------------------------------
       3,335,000   Schenectady Metroplex Devel. Authority, Series A 1                      5.375      12/15/2021          3,537,001
-----------------------------------------------------------------------------------------------------------------------------------
         188,000   Schroon Lake Fire District 2                                            7.250      03/01/2009            188,626
-----------------------------------------------------------------------------------------------------------------------------------
         175,000   Scotia Hsg. Authority (Holyrood House)                                  7.000      06/01/2009            176,197
-----------------------------------------------------------------------------------------------------------------------------------
       2,480,000   SONYMA, Series 106                                                      5.100      04/01/2023          2,542,372
-----------------------------------------------------------------------------------------------------------------------------------
      10,200,000   SONYMA, Series 109                                                      4.800      10/01/2023         10,366,974
-----------------------------------------------------------------------------------------------------------------------------------
      33,565,000   SONYMA, Series 109 9                                                    4.950      10/01/2034         34,049,439
-----------------------------------------------------------------------------------------------------------------------------------
      14,865,000   SONYMA, Series 133                                                      5.050      10/01/2026         15,374,126
-----------------------------------------------------------------------------------------------------------------------------------
       2,475,000   SONYMA, Series 29                                                       5.450      04/01/2031          2,544,300
-----------------------------------------------------------------------------------------------------------------------------------
      20,600,000   SONYMA, Series 29                                                       5.450      10/01/2031         21,212,438
-----------------------------------------------------------------------------------------------------------------------------------
       7,380,000   SONYMA, Series 35                                                       4.800      10/01/2030          7,466,272
-----------------------------------------------------------------------------------------------------------------------------------
       3,325,000   SONYMA, Series 65                                                       5.850      10/01/2028          3,410,286
-----------------------------------------------------------------------------------------------------------------------------------
      18,610,000   SONYMA, Series 67                                                       5.800      10/01/2028         18,889,336
-----------------------------------------------------------------------------------------------------------------------------------
       3,535,000   SONYMA, Series 69                                                       5.400      10/01/2019          3,606,407
-----------------------------------------------------------------------------------------------------------------------------------
       3,775,000   SONYMA, Series 69                                                       5.500      10/01/2028          3,809,957
-----------------------------------------------------------------------------------------------------------------------------------
       5,540,000   SONYMA, Series 69 9                                                     5.500      10/01/2028          5,591,300
-----------------------------------------------------------------------------------------------------------------------------------
      12,320,000   SONYMA, Series 71                                                       5.400      04/01/2029         12,518,968
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   SONYMA, Series 71                                                       5.400      04/01/2029             30,485
-----------------------------------------------------------------------------------------------------------------------------------
      19,100,000   SONYMA, Series 71 9                                                     5.400      04/01/2029         19,408,179
-----------------------------------------------------------------------------------------------------------------------------------
      22,000,000   SONYMA, Series 73 9                                                     5.300      10/01/2028         22,455,730
-----------------------------------------------------------------------------------------------------------------------------------
       1,815,000   SONYMA, Series 73-A                                                     5.300      10/01/2028          1,852,607
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   SONYMA, Series 77                                                       5.150      04/01/2029            101,973
-----------------------------------------------------------------------------------------------------------------------------------
      10,175,000   SONYMA, Series 79                                                       5.300      04/01/2029         10,382,265
-----------------------------------------------------------------------------------------------------------------------------------
         470,000   SONYMA, Series 82                                                       5.650      04/01/2030            473,718
-----------------------------------------------------------------------------------------------------------------------------------
       5,660,000   SONYMA, Series 97                                                       5.500      04/01/2031          5,846,667
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   St. Lawrence County IDA (Clarkson University)                           5.125      07/01/2021            306,069
-----------------------------------------------------------------------------------------------------------------------------------
       1,315,000   St. Lawrence County IDA (Clarkson University)                           5.250      07/01/2031          1,344,837
-----------------------------------------------------------------------------------------------------------------------------------
       2,370,000   St. Lawrence County IDA (Clarkson University)                           5.500      07/01/2029          2,461,316
-----------------------------------------------------------------------------------------------------------------------------------
       1,225,000   Suffolk County IDA (ACLD)                                               6.000      12/01/2019          1,264,580

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        530,000   Suffolk County IDA (ALIA-ACDS)                                          7.125%     06/01/2017   $        571,351
-----------------------------------------------------------------------------------------------------------------------------------
       2,295,000   Suffolk County IDA (ALIA-ACLD)                                          5.950      10/01/2021          2,304,088
-----------------------------------------------------------------------------------------------------------------------------------
         315,000   Suffolk County IDA (ALIA-ACLD)                                          6.375      06/01/2014            326,715
-----------------------------------------------------------------------------------------------------------------------------------
       1,310,000   Suffolk County IDA (ALIA-ACLD)                                          6.500      03/01/2018          1,354,553
-----------------------------------------------------------------------------------------------------------------------------------
         745,000   Suffolk County IDA (ALIA-ACLD)                                          7.500      09/01/2015            802,767
-----------------------------------------------------------------------------------------------------------------------------------
         260,000   Suffolk County IDA (ALIA-ADD)                                           6.950      12/01/2014            277,820
-----------------------------------------------------------------------------------------------------------------------------------
         480,000   Suffolk County IDA (ALIA-ADD)                                           7.125      06/01/2017            517,450
-----------------------------------------------------------------------------------------------------------------------------------
         395,000   Suffolk County IDA (ALIA-ADD)                                           7.500      09/01/2015            425,628
-----------------------------------------------------------------------------------------------------------------------------------
       3,355,000   Suffolk County IDA (ALIA-DDI)                                           5.950      10/01/2021          3,368,286
-----------------------------------------------------------------------------------------------------------------------------------
       1,245,000   Suffolk County IDA (ALIA-DDI)                                           6.375      06/01/2014          1,291,302
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Suffolk County IDA (ALIA-DDI)                                           7.500      09/01/2015            107,754
-----------------------------------------------------------------------------------------------------------------------------------
         870,000   Suffolk County IDA (ALIA-FREE)                                          5.950      10/01/2021            873,445
-----------------------------------------------------------------------------------------------------------------------------------
         700,000   Suffolk County IDA (ALIA-FREE)                                          6.375      06/01/2014            726,033
-----------------------------------------------------------------------------------------------------------------------------------
       1,605,000   Suffolk County IDA (ALIA-FREE)                                          6.950      12/01/2014          1,715,007
-----------------------------------------------------------------------------------------------------------------------------------
       3,965,000   Suffolk County IDA (ALIA-FREE)                                          7.125      06/01/2017          4,274,349
-----------------------------------------------------------------------------------------------------------------------------------
         615,000   Suffolk County IDA (ALIA-IGHL)                                          5.950      10/01/2021            617,435
-----------------------------------------------------------------------------------------------------------------------------------
         380,000   Suffolk County IDA (ALIA-IGHL)                                          6.000      10/01/2031            381,596
-----------------------------------------------------------------------------------------------------------------------------------
         560,000   Suffolk County IDA (ALIA-IGHL)                                          6.375      06/01/2014            580,826
-----------------------------------------------------------------------------------------------------------------------------------
         550,000   Suffolk County IDA (ALIA-IGHL)                                          6.950      12/01/2014            587,697
-----------------------------------------------------------------------------------------------------------------------------------
       1,110,000   Suffolk County IDA (ALIA-IGHL)                                          7.125      06/01/2017          1,196,602
-----------------------------------------------------------------------------------------------------------------------------------
       1,945,000   Suffolk County IDA (ALIA-IGHL)                                          7.250      12/01/2033          2,075,510
-----------------------------------------------------------------------------------------------------------------------------------
         240,000   Suffolk County IDA (ALIA-IGHL)                                          7.500      09/01/2015            258,610
-----------------------------------------------------------------------------------------------------------------------------------
         330,000   Suffolk County IDA (ALIA- L.I. Head Injury Assoc.)                      6.375      06/01/2014            342,273
-----------------------------------------------------------------------------------------------------------------------------------
         655,000   Suffolk County IDA (ALIA- L.I. Head Injury Assoc.)                      6.950      12/01/2014            699,894
-----------------------------------------------------------------------------------------------------------------------------------
         250,000   Suffolk County IDA (ALIA- L.I. Head Injury Assoc.)                      7.500      09/01/2015            269,385
-----------------------------------------------------------------------------------------------------------------------------------
         550,000   Suffolk County IDA (ALIA-MCH)                                           6.375      06/01/2014            570,455
-----------------------------------------------------------------------------------------------------------------------------------
       1,535,000   Suffolk County IDA (ALIA-MCH)                                           6.950      12/01/2014          1,640,209
-----------------------------------------------------------------------------------------------------------------------------------
       1,355,000   Suffolk County IDA (ALIA-MCH)                                           7.125      06/01/2017          1,460,717
-----------------------------------------------------------------------------------------------------------------------------------
         745,000   Suffolk County IDA (ALIA-NYS ARC)                                       7.500      09/01/2015            802,767
-----------------------------------------------------------------------------------------------------------------------------------
         400,000   Suffolk County IDA (ALIA-Pederson-Krag Center)                          8.375      06/01/2016            436,164
-----------------------------------------------------------------------------------------------------------------------------------
         595,000   Suffolk County IDA (ALIA-SMCFS)                                         7.500      09/01/2015            641,136
-----------------------------------------------------------------------------------------------------------------------------------
         710,000   Suffolk County IDA (ALIA-Suffolk Hostels)                               7.500      09/01/2015            765,053
-----------------------------------------------------------------------------------------------------------------------------------
       2,075,000   Suffolk County IDA (ALIA-UCPAGS)                                        5.950      10/01/2021          2,083,217
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   Suffolk County IDA (ALIA-UCPAGS)                                        6.375      06/01/2014            243,740
-----------------------------------------------------------------------------------------------------------------------------------
         955,000   Suffolk County IDA (ALIA-UCPAGS)                                        6.950      12/01/2014          1,020,456
-----------------------------------------------------------------------------------------------------------------------------------
         785,000   Suffolk County IDA (ALIA-UCPAGS)                                        7.000      06/01/2016            843,098
-----------------------------------------------------------------------------------------------------------------------------------
         495,000   Suffolk County IDA (ALIA-UCPAGS)                                        7.500      09/01/2015            533,382
-----------------------------------------------------------------------------------------------------------------------------------
         340,000   Suffolk County IDA (ALIA-WORCA)                                         6.950      12/01/2014            363,304
-----------------------------------------------------------------------------------------------------------------------------------
         850,000   Suffolk County IDA (ALIA-WORCA)                                         7.125      06/01/2017            916,317
-----------------------------------------------------------------------------------------------------------------------------------
         590,000   Suffolk County IDA (ALIA-WORCA)                                         7.500      09/01/2015            635,749
-----------------------------------------------------------------------------------------------------------------------------------
         715,000   Suffolk County IDA (Catholic Charities)                                 6.000      10/01/2020            730,208

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        235,000   Suffolk County IDA (DDI)                                                6.000%     12/01/2019   $        242,593
-----------------------------------------------------------------------------------------------------------------------------------
         635,000   Suffolk County IDA (DDI)                                                6.000      10/01/2020            648,506
-----------------------------------------------------------------------------------------------------------------------------------
         655,000   Suffolk County IDA (DDI)                                                6.000      10/01/2020            668,932
-----------------------------------------------------------------------------------------------------------------------------------
         520,000   Suffolk County IDA (DDI)                                                6.250      03/01/2009            529,256
-----------------------------------------------------------------------------------------------------------------------------------
       5,025,000   Suffolk County IDA (DDI)                                                7.250      03/01/2024          5,322,229
-----------------------------------------------------------------------------------------------------------------------------------
       8,940,000   Suffolk County IDA (DDI)                                                8.750      03/01/2023          9,567,409
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Suffolk County IDA (Dowling College)                                    5.000      06/01/2036          2,073,700
-----------------------------------------------------------------------------------------------------------------------------------
       3,275,000   Suffolk County IDA (Dowling College)                                    6.700      12/01/2020          3,345,544
-----------------------------------------------------------------------------------------------------------------------------------
       1,740,000   Suffolk County IDA (Family Residences)                                  6.000      12/01/2019          1,796,219
-----------------------------------------------------------------------------------------------------------------------------------
       1,345,000   Suffolk County IDA (Family Services League)                             5.000      11/01/2027          1,411,120
-----------------------------------------------------------------------------------------------------------------------------------
         830,000   Suffolk County IDA (Family Services League)                             5.000      11/01/2034            870,238
-----------------------------------------------------------------------------------------------------------------------------------
         160,000   Suffolk County IDA (Federation of Organizations)                        7.625      04/01/2010            166,048
-----------------------------------------------------------------------------------------------------------------------------------
       2,195,000   Suffolk County IDA (Federation of Organizations)                        8.125      04/01/2030          2,317,503
-----------------------------------------------------------------------------------------------------------------------------------
       2,600,000   Suffolk County IDA (Gurwin Jewish-Phase II)                             6.700      05/01/2039          2,851,290
-----------------------------------------------------------------------------------------------------------------------------------
       3,860,000   Suffolk County IDA (Huntington First Aid Squad)                         6.650      11/01/2017          4,029,801
-----------------------------------------------------------------------------------------------------------------------------------
         270,000   Suffolk County IDA (Independent Group Home Living)                      6.000      12/01/2019            278,724
-----------------------------------------------------------------------------------------------------------------------------------
       1,460,000   Suffolk County IDA (Independent Group Home Living)                      6.000      10/01/2020          1,491,054
-----------------------------------------------------------------------------------------------------------------------------------
       2,950,000   Suffolk County IDA (Jefferson's Ferry)                                  5.000      11/01/2028          3,022,393
-----------------------------------------------------------------------------------------------------------------------------------
      13,760,000   Suffolk County IDA (Keyspan-Port Jefferson Center)                      5.250      06/01/2027         14,388,144
-----------------------------------------------------------------------------------------------------------------------------------
       4,065,000   Suffolk County IDA (L.I. Network Community Services)                    7.550      02/01/2034          4,333,453
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Suffolk County IDA (Medford Hamlet Assisted Living)                     6.375      01/01/2039          8,221,600
-----------------------------------------------------------------------------------------------------------------------------------
       1,865,000   Suffolk County IDA (Nassau-Suffolk Services for Autism)                 6.750      11/01/2036          1,902,878
-----------------------------------------------------------------------------------------------------------------------------------
         635,000   Suffolk County IDA (Nassau-Suffolk Services for Autism)                 6.750      11/01/2036            636,187
-----------------------------------------------------------------------------------------------------------------------------------
       3,080,000   Suffolk County IDA (New Interdisciplinary School)                       6.750      12/01/2019          3,191,250
-----------------------------------------------------------------------------------------------------------------------------------
         450,000   Suffolk County IDA (Nissequogue Cogeneration Partners)                  4.875      01/01/2008            449,136
-----------------------------------------------------------------------------------------------------------------------------------
       8,750,000   Suffolk County IDA (Nissequogue Cogeneration Partners)                  5.300      01/01/2013          8,674,663
-----------------------------------------------------------------------------------------------------------------------------------
      18,925,000   Suffolk County IDA (Nissequogue Cogeneration Partners)                  5.500      01/01/2023         18,885,068
-----------------------------------------------------------------------------------------------------------------------------------
         665,000   Suffolk County IDA (OBPWC)                                              7.500      11/01/2022            665,466
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Suffolk County IDA (Peconic Landing Retirement Home)                    8.000      10/01/2020          1,113,690
-----------------------------------------------------------------------------------------------------------------------------------
       2,850,000   Suffolk County IDA (Peconic Landing Retirement Home)                    8.000      10/01/2030          3,161,591
-----------------------------------------------------------------------------------------------------------------------------------
       4,800,000   Suffolk County IDA (Pederson-Krager Center)                             7.200      02/01/2035          5,150,400
-----------------------------------------------------------------------------------------------------------------------------------
         185,000   Suffolk County IDA (Pederson-Krager Center)                             7.625      04/01/2010            196,020
-----------------------------------------------------------------------------------------------------------------------------------
       2,545,000   Suffolk County IDA (Pederson-Krager Center)                             8.125      04/01/2030          2,751,450
-----------------------------------------------------------------------------------------------------------------------------------
         195,000   Suffolk County IDA (St. Vincent De Paul in the Diocese of Rockville
                   Center)                                                                 7.000      04/01/2010            203,516
-----------------------------------------------------------------------------------------------------------------------------------
       2,595,000   Suffolk County IDA (St. Vincent De Paul in the Diocese of Rockville
                   Center)                                                                 8.000      04/01/2030          2,749,273
-----------------------------------------------------------------------------------------------------------------------------------
         545,000   Suffolk County IDA (Suffolk Hotels)                                     6.000      10/01/2020            556,592
-----------------------------------------------------------------------------------------------------------------------------------
       2,140,000   Suffolk County IDA (United Cerebral Palsy Assoc.)                       6.000      12/01/2019          2,209,143
-----------------------------------------------------------------------------------------------------------------------------------
       3,350,000   Suffolk County IDA (United Cerebral Palsy Assoc.)                       7.875      09/01/2041          3,530,900
-----------------------------------------------------------------------------------------------------------------------------------
       1,620,000   Suffolk County IDA (Windmill Village)                                   5.700      12/01/2026          1,727,390

                         ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,305,000   Suffolk County IDA (Windmill Village)                                   5.750%     12/01/2031   $      1,398,033
-----------------------------------------------------------------------------------------------------------------------------------
       4,005,000   Suffolk County IDA (Wireless Boulevard Realty)                          8.625      12/01/2026          4,122,347
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Suffolk County IDA (WORCA)                                              6.000      10/01/2020          1,021,270
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Suffolk County Water Authority                                          5.125      06/01/2026             52,759
-----------------------------------------------------------------------------------------------------------------------------------
       4,995,000   Sullivan County IDA (Center for Discovery)                              5.625      06/01/2013          5,072,672
-----------------------------------------------------------------------------------------------------------------------------------
       6,705,000   Sullivan County IDA (Center for Discovery)                              6.000      06/01/2019          6,870,614
-----------------------------------------------------------------------------------------------------------------------------------
       4,900,000   Sullivan County IDA (Center for Discovery)                              6.500      06/01/2025          5,023,578
-----------------------------------------------------------------------------------------------------------------------------------
       4,700,000   Sullivan County IDA (Center for Discovery)                              6.950      02/01/2035          4,893,452
-----------------------------------------------------------------------------------------------------------------------------------
       2,225,000   Sullivan County IDA (Center for Discovery)                              7.250      02/01/2012          2,356,142
-----------------------------------------------------------------------------------------------------------------------------------
       9,965,000   Sullivan County IDA (Center for Discovery)                              7.750      02/01/2027         10,739,081
-----------------------------------------------------------------------------------------------------------------------------------
       8,535,000   Sullivan County IDA (SCCC Dorm Corp. Civic Facility)                    7.250      06/01/2027          8,594,830
-----------------------------------------------------------------------------------------------------------------------------------
         190,000   Syracuse Hsg. Authority (Loretto Sedgwick Heights Corp.)                7.375      11/01/2008            189,200
-----------------------------------------------------------------------------------------------------------------------------------
       6,995,000   Syracuse Hsg. Authority (Loretto Sedgwick Heights Corp.)                8.500      11/01/2031          7,081,668
-----------------------------------------------------------------------------------------------------------------------------------
       6,590,000   Syracuse Hsg. Authority (LRRHCF)                                        5.800      08/01/2037          6,842,595
-----------------------------------------------------------------------------------------------------------------------------------
         195,000   Syracuse Hsg. Authority (LRRHCF)                                        7.500      08/01/2010            197,972
-----------------------------------------------------------------------------------------------------------------------------------
       2,435,000   Syracuse Hsg. Authority (Pavilion on James)                             7.500      11/01/2042          2,393,045
-----------------------------------------------------------------------------------------------------------------------------------
         145,000   Syracuse IDA (Anoplate Corp.)                                           7.250      11/01/2007            147,114
-----------------------------------------------------------------------------------------------------------------------------------
       2,195,000   Syracuse IDA (Anoplate Corp.)                                           8.000      11/01/2022          2,285,215
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Syracuse IDA (Crouse Irving Health Hospital)                            5.375      01/01/2023            925,610
-----------------------------------------------------------------------------------------------------------------------------------
      15,770,000   Syracuse IDA (James Square)                                             7.197 3    08/01/2025          4,489,719
-----------------------------------------------------------------------------------------------------------------------------------
         725,000   Syracuse IDA (Jewish Home of Central NY)                                7.375      03/01/2021            784,885
-----------------------------------------------------------------------------------------------------------------------------------
       2,050,000   Syracuse IDA (Jewish Home of Central NY)                                7.375      03/01/2031          2,214,554
-----------------------------------------------------------------------------------------------------------------------------------
          75,000   Taconic Hills Central School District at Craryville                     5.000      06/15/2026             78,908
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Tobacco Settlement Financing Corp. (TASC)                               5.500      06/01/2019          8,182,350
-----------------------------------------------------------------------------------------------------------------------------------
      13,825,000   Tobacco Settlement Financing Corp. (TASC)                               5.500      06/01/2021         15,050,033
-----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Tompkins County IDA (Ithacare Center)                                   6.200      02/01/2037          3,832,013
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Tompkins Health Care Corp. (Reconstruction Home)                       10.800      02/01/2007             20,091
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Tompkins Health Care Corp. (Reconstruction Home)                       10.800      02/01/2028             65,699
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Tonawanda Senior Citizen Hsg. Corp.                                     6.500      12/01/2010            507,830
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Triborough Bridge & Tunnel Authority                                    5.000      01/01/2032             25,980
-----------------------------------------------------------------------------------------------------------------------------------
      18,940,000   Triborough Bridge & Tunnel Authority                                    5.000      11/15/2032         19,942,873
-----------------------------------------------------------------------------------------------------------------------------------
      16,775,000   Triborough Bridge & Tunnel Authority, Series A 9                        5.000      01/01/2032         17,582,748
-----------------------------------------------------------------------------------------------------------------------------------
      33,075,000   Triborough Bridge & Tunnel Authority, Series A 9                        5.000      01/01/2027         34,356,075
-----------------------------------------------------------------------------------------------------------------------------------
       5,400,000   Triborough Bridge & Tunnel Authority, Series A 1                        5.000      11/15/2035          5,757,318
-----------------------------------------------------------------------------------------------------------------------------------
       8,040,000   TSASC, Inc. (TFABs)                                                     5.000      06/01/2034          8,218,568
-----------------------------------------------------------------------------------------------------------------------------------
     114,350,000   TSASC, Inc. (TFABs) 9                                                   5.000      06/01/2034        116,914,678
-----------------------------------------------------------------------------------------------------------------------------------
     313,130,000   TSASC, Inc. (TFABs) 9                                                   5.125      06/01/2042        322,075,255
-----------------------------------------------------------------------------------------------------------------------------------
         995,000   UCP/HCA of Chemung County                                               6.600      08/01/2022          1,026,940
-----------------------------------------------------------------------------------------------------------------------------------
      13,200,000   Ulster County IDA (Benedictine Hospital)                                6.500      11/01/2036         13,378,332

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      1,760,000   Ulster County IDA (Brooklyn Bottling)                                   8.600%     06/30/2022   $      1,777,530
-----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Ulster County IDA (Kingston Hospital)                                   5.650      11/15/2024          4,155,960
-----------------------------------------------------------------------------------------------------------------------------------
       1,465,000   Ulster County IDA (Mid-Hudson Family Health Services)                   5.350      07/01/2023          1,505,317
-----------------------------------------------------------------------------------------------------------------------------------
         175,000   Ulster County Res Rec                                                   5.000      03/01/2019            181,305
-----------------------------------------------------------------------------------------------------------------------------------
         185,000   Ulster County Res Rec                                                   5.000      03/01/2020            190,824
-----------------------------------------------------------------------------------------------------------------------------------
       3,005,000   Ulster County Tobacco Asset Securitization Corp.                        0.000 8    06/01/2040          2,770,790
-----------------------------------------------------------------------------------------------------------------------------------
       2,935,000   Ulster County Tobacco Asset Securitization Corp.                        6.000      06/01/2040          3,135,461
-----------------------------------------------------------------------------------------------------------------------------------
       2,175,000   Ulster County Tobacco Asset Securitization Corp. 2                      6.250      06/01/2025          2,352,872
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   United Nations Devel. Corp., Series A                                   5.250      07/01/2026          2,025,780
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Utica GO                                                                6.100      01/15/2013            528,925
-----------------------------------------------------------------------------------------------------------------------------------
       3,550,000   Utica IDA (Utica College Civic Facility)                                6.850      12/01/2031          3,871,843
-----------------------------------------------------------------------------------------------------------------------------------
         375,000   Watervliet Hsg. Authority (Colonie Senior Service Center)               5.875      06/01/2018            377,978
-----------------------------------------------------------------------------------------------------------------------------------
      10,800,000   Watervliet Hsg. Authority (Colonie Senior Service Center)               6.125      06/01/2038         10,873,656
-----------------------------------------------------------------------------------------------------------------------------------
       2,590,000   Wayne County IDA (ARC)                                                  8.375      03/01/2018          2,595,620
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   Westchester County Healthcare Corp., Series A                           5.875      11/01/2025            309,201
-----------------------------------------------------------------------------------------------------------------------------------
       1,870,000   Westchester County IDA (Beth Abraham Hospital)                          8.375      12/01/2025          1,928,157
-----------------------------------------------------------------------------------------------------------------------------------
          90,000   Westchester County IDA (Children's Village)                             5.375      03/15/2019             92,048
-----------------------------------------------------------------------------------------------------------------------------------
       4,290,000   Westchester County IDA (Children's Village)                             6.000      06/01/2022          4,480,133
-----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   Westchester County IDA (Clearview School)                               7.250      01/01/2035          1,284,012
-----------------------------------------------------------------------------------------------------------------------------------
       1,300,000   Westchester County IDA (Guiding Eyes for the Blind)                     5.375      08/01/2024          1,377,870
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Westchester County IDA (Hebrew Hospital Senior Hsg.)                    7.375      07/01/2030          2,157,200
-----------------------------------------------------------------------------------------------------------------------------------
       1,560,000   Westchester County IDA (JDAM)                                           6.750      04/01/2016          1,582,495
-----------------------------------------------------------------------------------------------------------------------------------
       3,325,000   Westchester County IDA (Lawrence Hospital)                              5.000      01/01/2028          3,372,548
-----------------------------------------------------------------------------------------------------------------------------------
         820,000   Westchester County IDA (Lawrence Hospital)                              5.125      01/01/2018            837,376
-----------------------------------------------------------------------------------------------------------------------------------
       1,275,000   Westchester County IDA (Living Independently for the Elderly)           5.375      08/20/2021          1,365,538
-----------------------------------------------------------------------------------------------------------------------------------
       3,035,000   Westchester County IDA (Living Independently for the Elderly)           5.400      08/20/2032          3,243,140
-----------------------------------------------------------------------------------------------------------------------------------
       1,580,000   Westchester County IDA (Rippowam-Cisqua School)                         5.750      06/01/2029          1,634,336
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Westchester County IDA (Schnurmacher Center)                            6.500      11/01/2013          1,063,880
-----------------------------------------------------------------------------------------------------------------------------------
       1,710,000   Westchester County IDA (Schnurmacher Center)                            6.500      11/01/2033          1,847,980
-----------------------------------------------------------------------------------------------------------------------------------
         130,000   Westchester County IDA (Westchester Airport Assoc.)                     5.950      08/01/2024            130,580
-----------------------------------------------------------------------------------------------------------------------------------
       2,590,000   Westchester County IDA (Winward School)                                 5.250      10/01/2031          2,701,992
-----------------------------------------------------------------------------------------------------------------------------------
      76,375,000   Westchester County Tobacco Asset Securitization Corp.                   0.000 8    07/15/2039         84,422,634
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   Westchester County Tobacco Asset Securitization Corp.                   5.125      06/01/2038            308,247
-----------------------------------------------------------------------------------------------------------------------------------
      52,675,000   Westchester County Tobacco Asset Securitization Corp. 9                 5.125      06/01/2045         54,012,621

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     52,510,000   Westchester County Tobacco Asset Securitization Corp. 9                 5.125%     06/01/2038   $     53,953,226
-----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Yates County IDA (Keuka College)                                        8.750      08/01/2015          1,478,540
-----------------------------------------------------------------------------------------------------------------------------------
       3,675,000   Yates County IDA (SSMH)                                                 5.650      02/01/2039          3,872,458
-----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   Yonkers GO                                                              5.000      08/01/2035          4,755,510
-----------------------------------------------------------------------------------------------------------------------------------
       4,685,000   Yonkers IDA (Hudson Scenic Studio)                                      6.625      11/01/2019          4,822,973
-----------------------------------------------------------------------------------------------------------------------------------
       4,445,000   Yonkers IDA (Monastery Manor Associates)                                5.250      04/01/2037          4,719,034
-----------------------------------------------------------------------------------------------------------------------------------
       1,590,000   Yonkers IDA (Philipsburgh Hall Associates)                              7.500      11/01/2030          1,430,285
-----------------------------------------------------------------------------------------------------------------------------------
         730,000   Yonkers IDA (Sacred Heart Assoc.)                                       4.800      10/01/2026            743,279
-----------------------------------------------------------------------------------------------------------------------------------
       2,355,000   Yonkers IDA (Sacred Heart Assoc.)                                       5.000      10/01/2037          2,445,668
-----------------------------------------------------------------------------------------------------------------------------------
       2,515,000   Yonkers IDA (St. John's Riverside Hospital)                             7.125      07/01/2031          2,716,074
-----------------------------------------------------------------------------------------------------------------------------------
       1,700,000   Yonkers IDA (St. Joseph's Hospital)                                     5.900      03/01/2008          1,703,213
-----------------------------------------------------------------------------------------------------------------------------------
       2,550,000   Yonkers IDA (St. Joseph's Hospital)                                     8.500      12/30/2013          2,569,610
-----------------------------------------------------------------------------------------------------------------------------------
       3,145,000   Yonkers IDA (Westchester School)                                        8.750      12/30/2023          3,212,083
-----------------------------------------------------------------------------------------------------------------------------------
         800,000   Yonkers Parking Authority                                               6.000      06/15/2018            835,968
-----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   Yonkers Parking Authority                                               6.000      06/15/2024          1,260,064
                                                                                                                   ----------------
                                                                                                                     10,232,863,305
-----------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.1%
       4,000,000   Los Angeles, CA Regional Airports Improvement Corp.
                   (Delta-Continental Airlines)                                            9.250      08/01/2024          4,012,600
-----------------------------------------------------------------------------------------------------------------------------------
       5,500,000   NJ EDA (Continental Airlines) 1                                         7.000      11/15/2030          5,890,280
                                                                                                                   ----------------
                                                                                                                          9,902,880
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--15.3%
       2,995,000   Guam EDA (Harmon Village Apartments) 2,10                               9.375      11/01/2018                 --
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Guam Government Waterworks Authority & Wastewater System 1              5.875      07/01/2035          3,226,290
-----------------------------------------------------------------------------------------------------------------------------------
         290,000   Guam Power Authority, Series A                                          5.250      10/01/2023            290,096
-----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   Guam Power Authority, Series A                                          5.250      10/01/2034         20,438,800
-----------------------------------------------------------------------------------------------------------------------------------
       7,695,000   Northern Mariana Islands Ports Authority, Series A                      6.250      03/15/2028          8,110,376
-----------------------------------------------------------------------------------------------------------------------------------
      18,595,000   Northern Mariana Islands Ports Authority, Series A                      6.600      03/15/2028         20,946,710
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Northern Mariana Islands, Series A                                      6.000      06/01/2020          1,053,690
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Northern Mariana Islands, Series A 1                                    7.375      06/01/2030         10,867,300
-----------------------------------------------------------------------------------------------------------------------------------
         375,000   Puerto Rico Aqueduct & Sewer Authority                                  5.000      07/01/2015            380,235
-----------------------------------------------------------------------------------------------------------------------------------
       7,050,000   Puerto Rico Children's Trust Fund (TASC)                                5.625      05/15/2043          7,419,561
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Puerto Rico Commonwealth GO                                             5.000      07/01/2026             20,507
-----------------------------------------------------------------------------------------------------------------------------------
      14,000,000   Puerto Rico Commonwealth GO                                             5.000      07/01/2027         14,522,760
-----------------------------------------------------------------------------------------------------------------------------------
      17,010,000   Puerto Rico Commonwealth GO                                             5.000      07/01/2029         17,728,162
-----------------------------------------------------------------------------------------------------------------------------------
      48,655,000   Puerto Rico Commonwealth GO 1                                           5.000      07/01/2033         50,416,311
-----------------------------------------------------------------------------------------------------------------------------------
      41,600,000   Puerto Rico Commonwealth GO                                             5.000      07/01/2034         43,302,272
-----------------------------------------------------------------------------------------------------------------------------------
      16,900,000   Puerto Rico Commonwealth GO                                             5.000      07/01/2035         17,741,113
-----------------------------------------------------------------------------------------------------------------------------------
       5,605,000   Puerto Rico Commonwealth GO                                             5.125      07/01/2031          5,798,373

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      5,000,000   Puerto Rico Commonwealth GO                                             5.250%     07/01/2022   $      5,426,350
-----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2030          4,315,000
-----------------------------------------------------------------------------------------------------------------------------------
      22,085,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2032         23,797,250
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Puerto Rico Electric Power Authority                                    5.250      07/01/2029             73,939
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Puerto Rico Electric Power Authority, Series II                         5.125      07/01/2026             74,584
-----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   Puerto Rico Electric Power Authority, Series NN                         5.125      07/01/2024          2,922,425
-----------------------------------------------------------------------------------------------------------------------------------
         370,000   Puerto Rico Electric Power Authority, Series NN                         5.125      07/01/2029            388,770
-----------------------------------------------------------------------------------------------------------------------------------
          75,000   Puerto Rico HFC                                                         5.100      12/01/2018             75,790
-----------------------------------------------------------------------------------------------------------------------------------
       1,920,000   Puerto Rico HFC                                                         5.500      12/01/2023          1,999,661
-----------------------------------------------------------------------------------------------------------------------------------
       9,515,000   Puerto Rico Highway & Transportation Authority                          5.000      07/01/2028          9,859,443
-----------------------------------------------------------------------------------------------------------------------------------
         270,000   Puerto Rico Highway & Transportation Authority                          5.750      07/01/2020            299,028
-----------------------------------------------------------------------------------------------------------------------------------
      25,545,000   Puerto Rico Highway & Transportation Authority, Series G                5.000      07/01/2033         26,469,729
-----------------------------------------------------------------------------------------------------------------------------------
      77,655,000   Puerto Rico Highway & Transportation Authority, Series G                5.000      07/01/2042         80,288,281
-----------------------------------------------------------------------------------------------------------------------------------
         165,000   Puerto Rico Highway & Transportation Authority, Series J                5.000      07/01/2034            171,752
-----------------------------------------------------------------------------------------------------------------------------------
      33,940,000   Puerto Rico Highway & Transportation Authority, Series J                5.125      07/01/2039         35,553,508
-----------------------------------------------------------------------------------------------------------------------------------
      42,850,000   Puerto Rico Highway & Transportation Authority, Series J                5.125      07/01/2043         44,853,666
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2025         10,490,600
-----------------------------------------------------------------------------------------------------------------------------------
      14,725,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2026         15,426,057
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2027          8,375,040
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2030          2,092,320
-----------------------------------------------------------------------------------------------------------------------------------
      73,725,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2035         77,075,064
-----------------------------------------------------------------------------------------------------------------------------------
       3,530,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2035          3,739,294
-----------------------------------------------------------------------------------------------------------------------------------
      13,960,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2040         14,553,998
-----------------------------------------------------------------------------------------------------------------------------------
     107,540,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2045        112,053,454
-----------------------------------------------------------------------------------------------------------------------------------
       3,650,000   Puerto Rico Infrastructure                                              5.000      07/01/2025          3,846,188
-----------------------------------------------------------------------------------------------------------------------------------
       5,250,000   Puerto Rico Infrastructure                                              5.000      07/01/2031          5,515,440
-----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Puerto Rico Infrastructure                                              5.000      07/01/2037          6,268,260
-----------------------------------------------------------------------------------------------------------------------------------
      12,590,000   Puerto Rico Infrastructure                                              5.000      07/01/2037         13,206,532
-----------------------------------------------------------------------------------------------------------------------------------
     202,145,000   Puerto Rico Infrastructure                                              5.000      07/01/2041        210,746,270
-----------------------------------------------------------------------------------------------------------------------------------
      72,510,000   Puerto Rico Infrastructure 7                                            5.000      07/01/2046         75,830,958
-----------------------------------------------------------------------------------------------------------------------------------
       1,080,000   Puerto Rico ITEMECF (Ana G. Mendez University)                          5.375      02/01/2019          1,104,613
-----------------------------------------------------------------------------------------------------------------------------------
       1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)                          5.375      12/01/2021          1,666,208
-----------------------------------------------------------------------------------------------------------------------------------
       5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)                          5.375      02/01/2029          5,880,008
-----------------------------------------------------------------------------------------------------------------------------------
       6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)                          5.500      12/01/2031          6,688,722
-----------------------------------------------------------------------------------------------------------------------------------
      42,400,000   Puerto Rico ITEMECF (Cogeneration Facilities)                           6.625      06/01/2026         46,044,280
-----------------------------------------------------------------------------------------------------------------------------------
       2,970,000   Puerto Rico ITEMECF (Mennonite General Hospital)                        5.625      07/01/2017          2,841,785
-----------------------------------------------------------------------------------------------------------------------------------
         985,000   Puerto Rico ITEMECF (Mennonite General Hospital)                        5.625      07/01/2027            910,101
-----------------------------------------------------------------------------------------------------------------------------------
       8,745,000   Puerto Rico ITEMECF (Mennonite General Hospital)                        6.500      07/01/2018          8,783,391
-----------------------------------------------------------------------------------------------------------------------------------
      12,380,000   Puerto Rico ITEMECF (Mennonite General Hospital)                        6.500      07/01/2026         12,416,769
-----------------------------------------------------------------------------------------------------------------------------------
         475,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                           6.400      05/01/2009            475,219
-----------------------------------------------------------------------------------------------------------------------------------
       2,450,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                           6.600      05/01/2014          2,450,441

                          ROCHESTER FUND MUNICIPALS

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                           6.700%     05/01/2024   $      5,251,890
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Puerto Rico ITEMECF
                   (San Lucas & Cristo Redentor Hospitals)                                 5.750      06/01/2029          6,819,050
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Puerto Rico ITEMECF (University of the Sacred Heart)                    5.250      09/01/2021            516,780
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart)                    5.250      09/01/2031          8,244,640
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Puerto Rico Municipal Finance Agency, Series A                          5.250      08/01/2024          5,376,950
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Puerto Rico Municipal Finance Agency, Series A                          5.250      08/01/2025          1,613,085
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Port Authority (American Airlines), Series A 1              6.250      06/01/2026          1,015,010
-----------------------------------------------------------------------------------------------------------------------------------
      12,440,000   Puerto Rico Port Authority (American Airlines), Series A                6.300      06/01/2023         12,486,899
-----------------------------------------------------------------------------------------------------------------------------------
       1,940,000   Puerto Rico Public Buildings Authority                                  5.000      07/01/2026          2,003,535
-----------------------------------------------------------------------------------------------------------------------------------
      47,855,000   Puerto Rico Public Buildings Authority                                  5.000      07/01/2036         49,813,227
-----------------------------------------------------------------------------------------------------------------------------------
      52,000,000   Puerto Rico Public Buildings Authority                                  5.250      07/01/2029         55,604,640
-----------------------------------------------------------------------------------------------------------------------------------
      90,400,000   Puerto Rico Public Buildings Authority                                  5.250      07/01/2033         96,426,064
-----------------------------------------------------------------------------------------------------------------------------------
         120,000   Puerto Rico Public Buildings Authority                                  5.375      07/01/2033            127,078
-----------------------------------------------------------------------------------------------------------------------------------
      47,720,000   Puerto Rico Public Finance Corp., Series E                              5.500      08/01/2029         50,668,619
-----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   University of Puerto Rico, Series Q                                     5.000      06/01/2030          6,301,020
-----------------------------------------------------------------------------------------------------------------------------------
      15,750,000   University of Puerto Rico, Series Q                                     5.000      06/01/2036         16,527,735
-----------------------------------------------------------------------------------------------------------------------------------
       9,230,000   University of V.I. Series A                                             5.375      06/01/2034          9,767,278
-----------------------------------------------------------------------------------------------------------------------------------
       2,040,000   University of V.I. Series A                                             6.250      12/01/2029          2,193,143
-----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   V.I. Government Refinery Facilities (Hovensa Coker)                     6.500      07/01/2021          1,411,463
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   V.I. HFA, Series A                                                      6.450      03/01/2016             25,049
-----------------------------------------------------------------------------------------------------------------------------------
      18,720,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)               5.000      10/01/2031         19,331,957
-----------------------------------------------------------------------------------------------------------------------------------
         550,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)               5.000      10/01/2033            578,276
-----------------------------------------------------------------------------------------------------------------------------------
      27,733,000   V.I. Public Finance Authority (Hovensa Coker)                           6.500      07/01/2021         31,315,272
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   V.I. Public Finance Authority (Hovensa Refinery)                        6.125      07/01/2022          8,864,880
-----------------------------------------------------------------------------------------------------------------------------------
      11,700,000   V.I. Public Finance Authority (Hovensa)                                 5.875      07/01/2022         12,851,748
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   V.I. Public Finance Authority, Series A                                 5.250      10/01/2023          1,063,720
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   V.I. Public Finance Authority, Series A                                 5.250      10/01/2024            797,280
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   V.I. Public Finance Authority, Series A                                 5.500      10/01/2018          1,030,410
-----------------------------------------------------------------------------------------------------------------------------------
      16,220,000   V.I. Public Finance Authority, Series A                                 5.500      10/01/2022         16,707,573
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   V.I. Public Finance Authority, Series A                                 5.625      10/01/2025          7,742,475
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   V.I. Public Finance Authority, Series A                                 5.625      10/01/2025             51,728
-----------------------------------------------------------------------------------------------------------------------------------
       3,830,000   V.I. Public Finance Authority, Series E                                 6.000      10/01/2022          3,986,456
-----------------------------------------------------------------------------------------------------------------------------------
       1,575,000   V.I. Water & Power Authority                                            5.300      07/01/2018          1,603,145
-----------------------------------------------------------------------------------------------------------------------------------
       3,515,000   V.I. Water & Power Authority                                            5.300      07/01/2021          3,568,252
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   V.I. Water & Power Authority                                            5.500      07/01/2017          2,575,693
                                                                                                                   ----------------
                                                                                                                      1,551,574,764

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $11,299,356,630)--116.1%                                                           11,794,340,949
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(16.1)                                                                        (1,631,794,461)
                                                                                                                   ----------------
NET ASSETS--100.0%                                                                                                 $ 10,162,546,488
                                                                                                                   ================

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of December
31, 2006 was $43,924,827, which represents 0.43% of the Fund's net assets. See
Note 5 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

5. Partial interest payment received.

6. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying Notes.

7. When-issued security or forward commitment to be delivered and settled after
December 31, 2006. See Note 1 of accompanying Notes.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

10. Issuer is in default. Non-income producing security. See Note 1 of accompanying Notes.

                         ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS  December 31, 2006
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS           Assoc. for Children with Down Syndrome            MTA             Metropolitan Transportation Authority
ACLD           Adults and Children with Learning and             NH&HC           Nursing Home and Health Care
               Developmental Disabilities                        NIMO            Niagara Mohawk Power Corp.
ADD            Aid to the Developmentally Disabled               NSLIJHS         North Shore Long Island Jewish
ALIA           Alliance of Long Island Agencies                                  Health System
ARC            Assoc. of Retarded Citizens                       NSUHGC          North Shore University Hospital at
CFGA           Child and Family Guidance Assoc.                                  Glen Cove
CHSLI          Catholic Health Services of Long Island           NY/NJ           New York/New Jersey
CNGCS          Central Nassau Guidance and                       NYC             New York City
               Counseling Services                               NYS             New York State
COP            Certificates of Participation                     NYU             New York University
CSMR           Community Services for the Mentally               OBPWC           Ocean Bay Park Water Corp.
               Retarded                                          P-Floats        Puttable Floats
DA             Dormitory Authority                               PRAMS           Prudential Receipts of Accrual
DDI            Developmental Disabilities Institute                              Municipal Securities
DIAMONDS       Direct Investment of Accrued Municipals           PSCH            Professional Service Centers for
DRIVERS        Derivative Inverse Tax Exempt Receipts                            the Handicapped, Inc.
EDA            Economic Devel. Authority                         RG&E            Rochester Gas and Electric
EFC            Environmental Facilities Corp.                    RIBS            Residual Interest Bonds
ERDA           Energy Research and Devel. Authority              RITES           Residual Interest Tax Exempt Security
FREE           Family Residences and Essential                   ROLs            Residual Option Longs
               Enterprises                                       Res Rec         Resource Recovery Facility
GJSR           Gurwin Jewish Senior Residences                   SCCC            Sullivan County Community College
GO             General Obligation                                SCHRC           St. Charles Hospital and
GSHMC          Good Samaritan Hospital Medical Center                            Rehabilitation Center
HDC            Housing Devel. Corp.                              SCSB            Schuyler Community Services Board
HFA            Housing Finance Agency                            SCSMC           St. Catherine of Sienna Medical Center
HFC            Housing Finance Corp.                             SFH             St. Francis Hospital
HH             Harmony Heights, Inc.                             SLCD            School for Language and
HHS            Harmony Heights School                                            Communication Devel.
HJDOI          Hospital for Joint Diseases Orthopedic            SMCFS           St. Mary's Children and Family Services
               Institute                                         SONYMA          State of New York Mortgage Agency
IDA            Industrial Devel. Agency                          SSMH            Soldiers and Sailors Memorial Hospital
IGHL           Independent Group Home for Living                 SUNY            State University of New York
ITEMECF        Industrial, Tourist, Educational, Medical         SV              Sienna Village
               and Environmental Community Facilities            TASC            Tobacco Settlement Asset-Backed Bonds
JCC            Jewish Community Center                           TFABs           Tobacco Flexible Amortization Bonds
JDAM           Julia Dyckman Andrus Memorial                     UBF             University of Buffalo Foundation
JFK            John Fitzgerald Kennedy                           UCP/HCA         United Cerebral Palsy Assoc. and
L.I.           Long Island                                                       Handicapped Children's Assoc.
LGSC           Local Government Services Corp.                   UCPAGS          United Cerebral Palsy Assoc. of
LILCO          Long Island Lighting Corp.                                        Greater Suffolk
LIMC           Long Island Medical Center                        UDC             Urban Devel. Corp.
LRRHCF         Loretto Rest Residential Health                   V.I.            United States Virgin Islands
               Care Facility                                     WORCA           Working Organization for Retarded
LVH            Little Village House                                              Children and Adults
MCH            Maryhaven Center of Hope                          WWH             Wyandach/Wheatley Heights
MMC            Mercy Medical Center                              YMCA            Young Men's Christian Assoc.
MSH/NYU        Mount Sinai Hospital/New York
               University

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  December 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                   VALUE        PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                      $ 1,596,101,244           13.5%
Highways/Railways                                  1,439,860,504           12.2
General Obligation                                 1,145,517,307            9.7
Water Utilities                                    1,089,708,989            9.3
Hospital/Health Care                               1,006,483,765            8.5
Airlines                                             684,830,267            5.8
Electric Utilities                                   675,728,166            5.7
Marine/Aviation Facilities                           498,814,055            4.2
Multifamily Housing                                  388,349,335            3.3
Higher Education                                     369,384,998            3.1
Not-for-Profit Organization                          354,472,966            3.0
Adult Living Facilities                              323,190,982            2.8
Special Assessment                                   322,095,371            2.7
Special Tax                                          309,145,388            2.6
Municipal Leases                                     257,853,961            2.2
Single Family Housing                                206,648,182            1.8
Paper, Containers & Packaging                        194,358,546            1.7
Education                                            182,697,389            1.6
Sports Facility Revenue                              156,735,895            1.3
Hotels, Restaurants & Leisure                        121,302,523            1.0
Resource Recovery                                     99,634,465            0.9
Sales Tax Revenue                                     94,183,142            0.8
Manufacturing, Non-Durable Goods                      86,164,697            0.7
Manufacturing, Durable Goods                          74,916,077            0.6
Pollution Control                                     54,898,386            0.5
Parking Fee Revenue                                   28,502,236            0.2
Gas Utilities                                         25,130,761            0.2
Sewer Utilities                                        7,631,352            0.1
                                                 -------------------------------
Total                                            $11,794,340,949          100.0%
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $11,299,356,630)--see accompanying statement of investments    $ 11,794,340,949
------------------------------------------------------------------------------------------------------------
Cash                                                                                             16,643,521
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                        141,237,342
Shares of beneficial interest sold                                                               37,550,419
Investments sold                                                                                  6,601,894
Other                                                                                               113,662
                                                                                           -----------------
Total assets                                                                                 11,996,487,787

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                1,439,195,000
Payable on borrowings (See Note 6)                                                              222,300,000
Investments purchased (including $105,776,553 purchased on a
when-issued basis or forward commitment)                                                        152,538,450
Shares of beneficial interest redeemed                                                           13,714,682
Distribution and service plan fees                                                                4,181,197
Trustees' compensation                                                                            1,008,252
Interest expense                                                                                    344,379
Transfer and shareholder servicing agent fees                                                       290,512
Shareholder communications                                                                          170,468
Other                                                                                               198,359
                                                                                           -----------------
Total liabilities                                                                             1,833,941,299

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 10,162,546,488
                                                                                           =================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $  9,769,888,564
------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (516,903)
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (101,809,492)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      494,984,319
                                                                                           -----------------
NET ASSETS                                                                                 $ 10,162,546,488
                                                                                           =================

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,978,615,937 and
423,912,096 shares of beneficial interest outstanding)                                                          $18.82
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)                 $19.76
-----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price(excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $906,107,463 and 48,185,838 shares
of beneficial interest outstanding)                                                                             $18.80
-----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price(excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,256,195,774 and 66,837,005 shares
of beneficial interest outstanding)                                                                             $18.79
-----------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$21,627,314 and 1,149,397 shares of beneficial interest outstanding)                                            $18.82

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 557,625,494
--------------------------------------------------------------------------------
Other income                                                              3,566
                                                                  --------------
Total investment income                                             557,629,060

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      40,030,905
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              10,120,534
Class B                                                               9,238,000
Class C                                                               9,534,239
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,014,922
Class B                                                                 497,603
Class C                                                                 413,357
Class Y                                                                  10,007
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 257,382
Class B                                                                  61,002
Class C                                                                  50,802
--------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate
notes issued (See Note 1)                                            54,099,767
--------------------------------------------------------------------------------
Interest expense on borrowings                                        3,125,649
--------------------------------------------------------------------------------
Accounting service fees                                               2,620,409
--------------------------------------------------------------------------------
Trustees' compensation                                                  381,672
--------------------------------------------------------------------------------
Custodian fees and expenses                                               9,537
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   963,702
                                                                  --------------
Total expenses                                                      133,430,989
Less reduction to custodian expenses                                     (4,209)
                                                                  --------------
Net expenses                                                        133,426,780

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               424,202,280

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                     64,514,394
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                200,124,365

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 688,841,039
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                   2006               2005 1
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                          $   424,202,280    $   363,904,169
---------------------------------------------------------------------------------------------------
Net realized gain                                                   64,514,394         49,632,732 1
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              200,124,365        142,057,977 1
                                                               ------------------------------------
Net increase in net assets resulting from operations               688,841,039        555,594,878

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (345,323,410)      (291,978,951)
Class B                                                            (39,093,803)       (47,112,396)
Class C                                                            (39,656,968)       (27,548,812)
Class Y                                                               (818,853)          (536,002)
                                                               ------------------------------------
                                                                  (424,893,034)      (367,176,161)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                          1,834,390,004      1,095,376,031
Class B                                                            (75,346,776)      (148,156,262)
Class C                                                            514,608,540        198,527,019
Class Y                                                              9,689,538          3,090,108
                                                               ------------------------------------
                                                                 2,283,341,306      1,148,836,896

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                   2,547,289,311      1,337,255,613
---------------------------------------------------------------------------------------------------
Beginning of period                                              7,615,257,177      6,278,001,564
                                                               ------------------------------------
End of period (including accumulated net investment income
(loss) of $(516,903) and $173,851, respectively)               $10,162,546,488    $ 7,615,257,177
                                                               ====================================

1. As restated, see Note 9.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                        $   688,841,039
--------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                                  (4,228,308,326)
Proceeds from disposition of investment securities                                  1,683,687,026
Short-term investment securities, net                                                 (91,153,208)
Premium amortization                                                                   12,893,348
Discount accretion                                                                    (33,034,508)
Net realized gain on investments                                                      (64,514,394)
Net change in unrealized appreciation on investments                                 (200,124,365)
Increase in interest receivable                                                       (21,372,760)
Decrease in receivable for securities sold                                             60,186,010
Increase in other assets                                                                  (35,688)
Increase in payable for securities purchased                                           32,615,381
Increase in payable for accrued expenses                                                  994,457
                                                                                  ----------------
Net cash used in operating activities                                              (2,159,325,988)

--------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                        1,841,400,000
Payments on bank borrowing                                                         (1,643,700,000)
Proceeds from short-term floating rate notes issued                                   126,215,000
Proceeds from shares sold                                                           3,033,492,877
Proceeds from shares purchased                                                     (1,018,272,911)
Cash distributions paid                                                              (164,945,410)
                                                                                  ----------------
Net cash provided by financing activities                                           2,174,189,556
--------------------------------------------------------------------------------------------------
Net increase in cash                                                                   14,863,568
--------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                 1,779,953
                                                                                  ----------------
Cash, ending balance                                                              $    16,643,521
                                                                                  ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $259,947,624.

Cash paid for interest on bank borrowings--$2,932,623.

Cash paid for interest on short-term floating rate notes issued--$54,099,767.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A          YEAR ENDED DECEMBER 31,               2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $18.28       $17.76       $17.62       $17.38      $17.52
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .93 1        .99 1       1.07 1       1.11        1.08
Net realized and unrealized gain (loss)                 .55          .53          .16          .23        (.15)
                                                     ------------------------------------------------------------
Total from investment operations                       1.48         1.52         1.23         1.34         .93
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.94)       (1.00)       (1.09)       (1.10)      (1.07)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $18.82       $18.28       $17.76       $17.62      $17.38
                                                     ============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     8.33%        8.76%        7.25%        8.12%       5.46%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $7,979       $5,937       $4,699       $4,228      $4,299
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $6,836       $5,327       $4,387       $4,100      $4,292
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.05%        5.44%        6.09%        6.49%       6.18%
Expenses excluding interest and fees on
short-term floating rate notes issued                  0.72%        0.73%        0.72%        0.71%       0.72%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%        0.46% 5      0.26% 5      0.26% 5     0.26% 5
                                                     ------------------------------------------------------------
Total expenses                                         1.34%        1.19% 5      0.98% 5      0.97% 5     0.98% 5
Expenses after payments and waivers and
reduction to custodian expenses                        1.34%        1.19% 5      0.98% 5      0.97% 5     0.97% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  17%          16% 5        10% 5        12% 5       19% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. As restated, see Note 9.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          ROCHESTER FUND MUNICIPALS

CLASS B          YEAR ENDED DECEMBER 31,               2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $18.26       $17.75       $17.60       $17.36      $17.51
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .78 1        .83 1        .91 1        .96         .93
Net realized and unrealized gain (loss)                 .54          .52          .18          .23        (.16)
                                                     ------------------------------------------------------------
Total from investment operations                       1.32         1.35         1.09         1.19         .77
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.78)        (.84)        (.94)        (.95)       (.92)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $18.80       $18.26       $17.75       $17.60      $17.36
                                                     ============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     7.39%        7.77%        6.40%        7.19%       4.50%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $  906       $  955       $1,073       $1,231      $1,342
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $  925       $1,006       $1,130       $1,259      $1,275
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.20%        4.60%        5.23%        5.62%       5.32%
Expenses excluding interest and fees on
short-term floating rate notes issued                  1.60%        1.60%        1.59%        1.58%       1.58%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%        0.46% 5      0.26% 5      0.26% 5     0.26% 5
                                                     ------------------------------------------------------------
Total expenses                                         2.22%        2.06% 5      1.85% 5      1.84% 5     1.84% 5
Expenses after payments and waivers and
reduction to custodian expenses                        2.22%        2.06% 5      1.85% 5      1.84% 5     1.83% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  17%          16% 5        10% 5        12% 5       19% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. As restated, see Note 9.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C          YEAR ENDED DECEMBER 31,               2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $18.25       $17.74       $17.59       $17.36      $17.50
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .76 1        .82 1        .91 1        .96         .93
Net realized and unrealized gain (loss)                 .56          .53          .18          .22        (.15)
                                                     ------------------------------------------------------------
Total from investment operations                       1.32         1.35         1.09         1.18         .78
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.78)        (.84)        (.94)        (.95)       (.92)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $18.79       $18.25       $17.74       $17.59      $17.36
                                                     ============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     7.40%        7.78%        6.40%        7.14%       4.57%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $1,256       $  712       $  498       $  443      $  471
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $  956       $  600       $  459       $  436      $  460
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.15%        4.56%        5.22%        5.62%       5.32%
Expenses excluding interest and fees on
short-term floating rate notes issued                  1.58%        1.59%        1.59%        1.58%       1.58%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%        0.46% 5      0.26% 5      0.26% 5     0.26% 5
                                                     ------------------------------------------------------------
Total expenses                                         2.20%        2.05% 5      1.85% 5      1.84% 5     1.84% 5
Expenses after payments and waivers and
reduction to custodian expenses                        2.20%        2.05% 5      1.85% 5      1.84% 5     1.83% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  17%          16% 5        10% 5        12% 5       19% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. As restated, see Note 9.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          ROCHESTER FUND MUNICIPALS

CLASS Y          YEAR ENDED DECEMBER 31,               2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $18.28       $17.76       $17.61       $17.38      $17.52
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .95 1       1.01 1       1.10 1       1.14        1.10
Net realized and unrealized gain (loss)                 .55          .54          .17          .21        (.15)
                                                     ------------------------------------------------------------
Total from investment operations                       1.50         1.55         1.27         1.35         .95
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.96)       (1.03)       (1.12)       (1.12)      (1.09)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $18.82       $18.28       $17.76       $17.61      $17.38
                                                     ============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     8.45%        8.93%        7.50%        8.16%       5.57%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $   22       $   11       $    8       $    9      $   12
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $   16       $   10       $    8       $   11      $   12
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.14%        5.59%        6.27%        6.79%       6.30%
Expenses excluding interest and fees on
short-term floating rate notes issued                  0.60%        0.58%        0.55%        0.61%       0.62%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%        0.46% 5      0.26% 5      0.26% 5     0.26% 5
                                                     ------------------------------------------------------------
Total expenses                                         1.22%        1.04% 5      0.81% 5      0.87% 5     0.88% 5
Expenses after payments and waivers and
reduction to custodian expenses                        1.22%        1.04% 5      0.81% 5      0.87% 5     0.87% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  17%          16% 5        10% 5        12% 5       19% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. As restated, see Note 9.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the Fund) is registered under the Investment Company
Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The
Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or

                         ROCHESTER FUND MUNICIPALS

official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased
$105,776,553 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $817,839,739 as of December 31, 2006, which represents 6.82% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond

                          ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the
Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The
Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of
Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date.
Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the
Fund's Statement of Operations. At December 31, 2006 municipal bond holdings with a value of $2,230,360,708 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,439,195,000 in short-term floating rate notes issued and outstanding at that date.

      At December 31, 2006, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                                                            VALUE AS OF
AMOUNT            INVERSE FLOATER 1                                              COUPON 2        MATURITY      DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
$     3,340,000   Erie County Tobacco Asset Securitization Corp.RITES             4.060%           6/1/38          $   3,466,152
      9,305,000   Erie County Tobacco Asset Securitization Corp.RITES             4.060            6/1/38              9,656,450
     21,250,000   Erie County Tobacco Asset Securitization Corp.RITES             4.060            6/1/45             22,023,288
     14,940,000   Erie County Tobacco Asset Securitization Corp.RITES             4.060            6/1/45             15,483,667
      2,915,000   L.I. Power Authority RITES                                      6.625            9/1/28              3,737,555
      2,100,000   MTA DRIVERS                                                     5.311           5/15/13              2,127,720
     14,200,000   MTA RITES                                                       5.500          11/15/25             17,573,920
      1,910,000   MTA RITES                                                       5.500          11/15/28              2,326,800
     10,000,000   MTA RITES                                                       5.500          11/15/30             11,978,800
      5,000,000   MTA RITES                                                       5.500          11/15/30              5,989,400
      2,890,000   MTA RITES                                                       5.500          11/15/30              3,461,873
      7,500,000   MTA RITES                                                       5.500          11/15/31              9,136,650
      2,125,000   MTA RITES                                                       5.500          11/15/32              2,588,718
      2,220,000   MTA Service Contract RITES                                      6.000            1/1/24              2,772,336
     20,000,000   Nassau County Tobacco Settlement Corp. RITES                    4.270            6/1/46             21,142,600

                          ROCHESTER FUND MUNICIPALS

PRINCIPAL                                                                                                            VALUE AS OF
AMOUNT            INVERSE FLOATER 1                                              COUPON 2        MATURITY      DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
$     3,880,000   NY Counties Tobacco Trust I (TASC) RITES                        7.070%           6/1/28          $   4,658,173
      2,960,000   NY Counties Tobacco Trust I RITES                               6.933            6/1/35              3,396,274
      9,615,000   NY Counties Tobacco Trust I RITES                               7.005            6/1/42             11,171,284
     14,900,000   NY Counties Tobacco Trust II RITES                              5.100            6/1/35             16,369,438
      5,000,000   NY Counties Tobacco Trust II RITES                              5.760            6/1/43              5,801,550
     12,950,000   NY Counties Tobacco Trust II RITES                              5.760            6/1/43             15,026,015
     12,300,000   NY Counties Tobacco Trust IV RITES                              4.060            6/1/42             12,730,500
      5,725,000   NY Counties Tobacco Trust IV RITES                              4.060            6/1/45              5,925,375
      8,700,000   NY Counties Tobacco Trust IV RITES                              4.060            6/1/45              9,004,500
      1,500,000   NY Counties Tobacco Trust IV RITES                              4.060            6/1/45              1,552,500
     10,210,000   NY Counties Tobacco Trust IV RITES                              4.090            6/1/42             10,567,350
      5,875,000   NYC Health & Hospital Corp. RITES                               5.535           2/15/20              6,708,545
     12,750,000   NYC Municipal Water Finance Authority DRIVERS                   7.309           6/15/13             15,488,700
     11,860,000   NYC Municipal Water Finance Authority RITES                     4.870           6/15/34             14,042,003
      4,500,000   NYC Municipal Water Finance Authority RITES                     4.870           6/15/38              5,291,640
      2,930,000   NYC Municipal Water Finance Authority RITES                     5.465           6/15/32              3,409,231
      7,850,000   NYC Municipal Water Finance Authority RITES                     5.534           6/15/34              8,939,109
      2,805,000   NYC Municipal Water Finance Authority RITES                     5.547           6/15/27              3,082,863
     14,425,000   NYC Municipal Water Finance Authority RITES                     5.558           6/15/26             16,855,901
     11,210,000   NYC Municipal Water Finance Authority RITES                     5.965           6/15/32             13,233,181
      3,555,000   NYC Municipal Water Finance Authority RITES                     6.000           6/15/21              3,794,394
     18,240,000   NYC Municipal Water Finance Authority RITES                     6.035           6/15/30             19,385,837
      5,000,000   NYC Municipal Water Finance Authority RITES                     6.047           6/15/30              5,314,100
      6,875,000   NYC Municipal Water Finance Authority ROLs                      7.768           6/15/31              8,457,763
     16,675,000   NYC Municipal Water Finance Authority ROLs                      7.768           6/15/36             20,183,754
     10,025,000   NYC Municipal Water Finance Authority ROLs                      7.768           6/15/37             12,245,137
      7,875,000   NYC Municipal Water Finance Authority ROLs                      7.768           6/15/39              9,414,720
      4,935,000   NYC Municipal Water Finance Authority ROLs                      7.768           6/15/39              5,977,272
      4,500,000   NYC Municipal Water Finance Authority ROLs                      7.788           6/15/39              5,478,210
      2,150,000   NYC Transitional Finance Authority RITES                        5.535           8/15/27              2,309,702
      9,415,000   NYS DA (Lutheran Social Services of Upstate NY) RITES           5.767            2/1/38             10,029,705
      3,115,000   NYS DA (Menorah Home & Hospital) RITES                          5.912            8/1/38              3,579,010
      5,825,000   NYS DA (Menorah Home) RITES                                     6.100            8/1/38              6,746,748
      4,625,000   NYS DA (Mental Health Services Facilities) RITES                5.547           2/15/23              5,160,205
      2,375,000   NYS DA (Montefiore Medical) RITES                               7.500            8/1/38              2,857,838
      2,850,000   NYS DA (Municipal Health Facilities) RITES                      5.547           1/15/23              3,231,102
      3,310,000   NYS DA P-Floats                                                 4.870            2/1/28              4,062,098
      1,565,000   NYS DA RITES                                                    4.840           12/1/25              1,912,806
      4,415,000   NYS DA RITES                                                    4.840           12/1/35              5,315,748
      5,000,000   NYS DA RITES                                                    7.350            2/1/12              7,486,400
      3,485,000   NYS ERDA (NIMO) RITES                                           6.147           11/1/25              4,078,635
      3,625,000   NYS ERDA (RG&E) Residual Certificates                          11.080            9/1/33              4,388,425
      2,645,000   NYS HFA (NH&HC) RITES                                           6.146           11/1/16              2,698,006
      7,140,000   NYS Thruway Authority RITES                                     5.535            1/1/25              7,764,036
     20,000,000   Port Authority NY/NJ RITES                                      4.720           9/15/13             24,197,200
      2,125,000   Rensselaer County Tobacco Asset Securitization Corp. RITES      5.430            6/1/35              2,439,861
      2,430,000   Rensselaer County Tobacco Asset Securitization Corp. RITES      5.760            6/1/43              2,826,163

                          ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

PRINCIPAL                                                                                                            VALUE AS OF
AMOUNT            INVERSE FLOATER 1                                              COUPON 2        MATURITY      DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
$     3,075,000   Rockland County Tobacco Asset Securitization Corp. RITES        5.430%          8/15/35          $   3,545,629
      3,360,000   Rockland County Tobacco Asset Securitization Corp. RITES        5.760           8/15/43              3,925,891
      8,390,000   SONYMA RITES                                                    4.660           10/1/34              8,874,439
      2,770,000   SONYMA, Series 69 RITES                                         6.142           10/1/28              2,821,300
      9,550,000   SONYMA, Series 71 RITES                                         5.955            4/1/29              9,858,179
      5,500,000   SONYMA, Series 73 RITES                                         6.712           10/1/28              5,955,730
      4,190,000   Triborough Bridge & Tunnel Authority RITES                      5.500            1/1/32              4,997,748
      8,265,000   Triborough Bridge & Tunnel Authority RITES                      5.534            1/1/27              9,546,075
     57,750,000   TSASC, Inc. (TFABs) RITES                                       4.020            6/1/34             60,314,678
     74,545,000   TSASC, Inc. (TFABs) RITES                                       4.190            6/1/42             80,933,507
      7,335,000   TSASC, Inc. (TFABs) RITES                                       4.190            6/1/42              7,963,610
     33,750,000   TSASC, Inc. (TFABs) ROLs 3                                      6.212            6/1/42             35,678,138
      4,250,000   Westchester County Tobacco Asset Securitization Corp. RITES     4.280            6/1/38              4,483,665
     21,325,000   Westchester County Tobacco Asset Securitization Corp. RITES     4.280            6/1/38             22,497,449
        675,000   Westchester County Tobacco Asset Securitization Corp. RITES     4.280            6/1/38                712,112
      6,325,000   Westchester County Tobacco Asset Securitization Corp. RITES     4.280            6/1/45              6,646,247
     13,340,000   Westchester County Tobacco Asset Securitization Corp. RITES     4.470            6/1/45             14,356,375
                                                                                                                   -------------
                                                                                                                   $ 791,165,708
                                                                                                                   =============

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on page 59 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the
Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December
31, 2006, in addition to the exposure detailed in the preceding table, the
Fund's maximum exposure under such agreements is estimated at approximately
$33,750,000.

                          ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2006, securities with an aggregate market value of $82,057, representing less than 0.005% of the Fund's net assets, were in default.

      The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily accept partial payment of the original coupon interest rates. As of December 31, 2006, securities with an aggregate market value of $16,452,100, representing 0.16% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest owed to the Fund under these agreements in the amount of $218,750 is included in the line item "Interest Receivable" in the Fund's December 31, 2006 Statement of
Assets and Liabilities.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
       UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
       NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
       INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
       ------------------------------------------------------------------------
       $1,312,880                $--           $88,006,188         $481,181,018

                         75 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES  Continued

1. As of December 31, 2006, the Fund had $88,006,188 net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2006, details of the capital loss carryforwards were as follows:

                            EXPIRING
                            ------------------------
                            2011       $  57,673,288
                            2012          30,332,900
                                       -------------
                            Total      $  88,006,188
                                       =============

2. During the fiscal year ended December 31, 2006, the Fund utilized $64,258,971 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2005, the Fund utilized $46,836,026 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 was as follows:

                                          YEAR ENDED           YEAR ENDED
                                   DECEMBER 31, 2006    DECEMBER 31, 2005
      -------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $   5,202,181        $          --
      Exempt-interest dividends          419,690,853          367,176,161
                                       ----------------------------------
      Total                            $ 424,893,034        $ 367,176,161
                                       ==================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities      $9,873,964,931
                                                   ==============
               Gross unrealized appreciation       $  531,779,345
               Gross unrealized depreciation          (50,598,327)
                                                   --------------
               Net unrealized appreciation         $  481,181,018
                                                   ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December
31, 2006, the Fund's projected benefit obligations were increased by $193,229 and payments of $32,022 were

                          ROCHESTER FUND MUNICIPALS

made to retired trustees, resulting in an accumulated liability of $958,880 as of December 31, 2006.

      In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of
Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the
Manager, all but one of the existing independent trustees retired effective
January 4, 1996. During the year ended December 31, 2006, benefit obligations were decreased by $23,625 and payments of $23,625 were made to retired trustees.
As of December 31, 2006, the Fund had recognized an accumulated liability of
$16,875.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

                          ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED DECEMBER 31, 2006    YEAR ENDED DECEMBER 31, 2005
                                SHARES            AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                       126,089,178   $ 2,331,720,588    81,186,227   $ 1,474,103,085
Dividends and/or
distributions reinvested    11,286,033       208,623,392     9,259,591       167,949,635
Redeemed                   (38,279,698)     (705,953,976)  (30,153,301)     (546,676,689)
                           --------------------------------------------------------------
Net increase                99,095,513   $ 1,834,390,004    60,292,517   $ 1,095,376,031
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                         5,710,045   $   105,315,335     5,442,524   $    98,607,100
Dividends and/or
distributions reinvested     1,283,328        23,671,707     1,539,288        27,866,258
Redeemed                   (11,082,310)     (204,333,818)  (15,183,742)     (274,629,620)
                           --------------------------------------------------------------
Net decrease                (4,088,937)  $   (75,346,776)   (8,201,930)  $  (148,156,262)
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                        32,402,099   $   598,672,944    13,663,235   $   247,879,967
Dividends and/or
distributions reinvested     1,484,633        27,424,594       976,736        17,694,309
Redeemed                    (6,043,138)     (111,488,998)   (3,702,752)      (67,047,257)
                           --------------------------------------------------------------
Net increase                27,843,594   $   514,608,540    10,937,219   $   198,527,019
                           ==============================================================

                         78 | ROCHESTER FUND MUNICIPALS

                            YEAR ENDED DECEMBER 31, 2006    YEAR ENDED DECEMBER 31, 2005
                                SHARES            AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------
CLASS Y
Sold                           636,021   $    11,800,255       192,164   $     3,496,989
Dividends and/or
distributions reinvested        12,282           227,931         1,476            26,918
Redeemed                      (125,699)       (2,338,648)      (23,944)         (433,799)
                           --------------------------------------------------------------
Net increase                   522,604   $     9,689,538       169,696   $     3,090,108
                           ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended December
31, 2006, were as follows:

                              PURCHASES             SALES
---------------------------------------------------------
Investment securities   $ 4,228,308,326   $ 1,683,687,026

---------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                     FEE SCHEDULE
----------------------------------
Up to $100 million           0.54%
Next $150 million            0.52
Next $1.75 billion           0.47
Next $3 billion              0.46
Next $3 billion              0.45
Over $8 billion              0.44

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of
$12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended
December 31, 2006, the Fund paid $2,620,385 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended December 31, 2006, the Fund paid
$2,891,700 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

                         ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends.
The Distributor's aggregate uncompensated expenses under the plan at December
31, 2006 for Class B and Class C shares were $35,798,671 and $22,281,626, respectively. Fees incurred by the Fund under the plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------
December 31, 2006   $   4,838,139   $     382,784   $   1,433,428   $     278,875

                          ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other
Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement.
Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

      For the year ended December 31, 2006, the average daily loan balance was
$62,792,055 at an average daily interest rate of 4.955%. The Fund had borrowings outstanding of $222,300,000 at December 31, 2006 at an interest rate of 5.2833%.
The Fund had gross borrowings and gross loan repayments of $1,841,400,000 and
$1,643,700,000, respectively, during the year ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended
December 31, 2006 was $222,300,000. The Fund paid $450,365 in fees and
$2,932,623 in interest during the year ended December 31, 2006.

                          ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements.
The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

                          ROCHESTER FUND MUNICIPALS

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
9. RESTATEMENT

Subsequent to the issuance of the December 31, 2005 financial statements, the
Manager determined that transfers of certain municipal bond securities by the
Fund to trusts in connection with its investment in inverse floating rate securities during the fiscal years ended December 31, 2002 through 2005, do not qualify as sales under Statement of Financial Accounting Standard No. 140,
ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS
OF LIABILITIES, and should have been accounted for as secured borrowings.
Accordingly, the Fund has restated its fiscal 2005 Statements of Changes in Net
Assets and its fiscal 2002 through fiscal 2005 Financial Highlights. The restatement has no effect on the Fund's previously reported net assets, net asset values per share or total return.

      The December 31, 2006 Statement of Assets and Liabilities includes an increase to "Accumulated net realized loss on investments", a decrease to "Cost of investments" and an increase to "Net unrealized appreciation on investments", in the amount of $7,899,181 related to reversals of losses previously realized in the Fund's fiscal years prior to 2005.

STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDING DECEMBER 31, 2005

OPERATIONS 2005                            PREVIOUSLY REPORTED        RESTATED
------------------------------------------------------------------------------
   Net realized gain                             $  46,938,624   $  49,632,732
   Net change in unrealized appreciation           144,752,085     142,057,977

FINANCIAL HIGHLIGHTS FOR THE YEARS ENDING DECEMBER 31, 2005, 2004, 2003 AND 2002

                            INTEREST AND                  EXPENSES AFTER
                                 FEES ON                    PAYMENTS AND
                              SHORT-TERM                     WAIVERS AND   PORTFOLIO
RATIOS TO AVERAGE          FLOATING RATE      TOTAL         REDUCTION TO    TURNOVER
NET ASSETS:                 NOTES ISSUED   EXPENSES   CUSTODIAN EXPENSES        RATE
-------------------------------------------------------------------------------------
CLASS A
2005 Previously Reported             N/A       0.73%                0.73%         29%
2005 Restated                       0.46%      1.19%                1.19%         16%
2004 Previously Reported             N/A       0.72%                0.72%         14%
2004 Restated                       0.26%      0.98%                0.98%         10%
2003 Previously Reported             N/A       0.71%                0.71%         18%
2003 Restated                       0.26%      0.97%                0.97%         12%
2002 Previously Reported             N/A       0.72%                0.71%         29%
2002 Restated                       0.26%      0.98%                0.97%         19%

                          ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. RESTATEMENT Continued

                            INTEREST AND                  EXPENSES AFTER
                                 FEES ON                    PAYMENTS AND
                              SHORT-TERM                     WAIVERS AND   PORTFOLIO
RATIOS TO AVERAGE          FLOATING RATE      TOTAL         REDUCTION TO    TURNOVER
NET ASSETS:                 NOTES ISSUED   EXPENSES   CUSTODIAN EXPENSES        RATE
-------------------------------------------------------------------------------------
CLASS B
2005 Previously Reported             N/A       1.60%                1.60%         29%
2005 Restated                       0.46%      2.06%                2.06%         16%
2004 Previously Reported             N/A       1.59%                1.59%         14%
2004 Restated                       0.26%      1.85%                1.85%         10%
2003 Previously Reported             N/A       1.58%                1.58%         18%
2003 Restated                       0.26%      1.84%                1.84%         12%
2002 Previously Reported             N/A       1.58%                1.57%         29%
2002 Restated                       0.26%      1.84%                1.83%         19%
-------------------------------------------------------------------------------------
CLASS C
2005 Previously Reported             N/A       1.59%                1.59%         29%
2005 Restated                       0.46%      2.05%                2.05%         16%
2004 Previously Reported             N/A       1.59%                1.59%         14%
2004 Restated                       0.26%      1.85%                1.85%         10%
2003 Previously Reported             N/A       1.58%                1.58%         18%
2003 Restated                       0.26%      1.84%                1.84%         12%
2002 Previously Reported             N/A       1.58%                1.57%         29%
2002 Restated                       0.26%      1.84%                1.83%         19%
-------------------------------------------------------------------------------------
CLASS Y
2005 Previously Reported             N/A       0.58%                0.58%         29%
2005 Restated                       0.46%      1.04%                1.04%         16%
2004 Previously Reported             N/A       0.55%                0.55%         14%
2004 Restated                       0.26%      0.81%                0.81%         10%
2003 Previously Reported             N/A       0.61%                0.61%         18%
2003 Restated                       0.26%      0.87%                0.87%         12%
2002 Previously Reported             N/A       0.62%                0.61%         29%
2002 Restated                       0.26%      0.88%                0.87%         19%

While the Statements of Assets and Liabilities as of December 31, 2005, 2004,
2003 and 2002 (not included herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments at value and to add a liability for short-term floating rate notes issued by corresponding amounts at each year end, with no resulting effect on previously reported Fund net assets. While the Statements of Operations for the years ended December 31, 2005, 2004, 2003 and 2002 (not included herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     C-19
                                  Appendix B

 OppenheimerFunds Special Sales Charge
        Arrangements and Waivers

In certain cases,  the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent  deferred sales charge that may  apply to Class A,  Class B or  Class C  shares  may be  waived.(2)  That is
because  of  the  economies  of  sales  efforts  realized  by   OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and SAI of the applicable  Oppenheimer  funds, the term "Retirement Plan" refers to the following types of plans:

          1)   plans created or qualified under Sections 401(a) or 401(k) of the
               Internal Revenue Code,

          2)   non-qualified deferred compensation plans,

          3)   employee benefit plans(3)

          4)   Group Retirement Plans(4)

          5)   403(b)(7) custodial plan accounts

          6)   Individual  Retirement Accounts ("IRAs"),  including  traditional
               IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request. I.

   Applicability of Class A Contingent
     Deferred Sales Charges in Certain
                   Cases
-----------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(5)  This waiver
provision applies to: |_| Purchases of Class A shares  aggregating $1 million or
more. |_| Purchases of Class A shares by a Retirement Plan that was permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have
annual   plan   purchases   of   $200,000   or  more.   |_|   Purchases   by  an
OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: 1) through a broker,  dealer,  bank or  registered  investment  adviser that has made special arrangements  with  the  Distributor  for  those  purchases,  or 2) by a  direct rollover of a distribution from a qualified Retirement Plan if the administrator of that  Plan has made  special  arrangements  with the  Distributor  for  those
purchases.  |_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: 1) The record keeping is performed by
Merrill  Lynch Pierce  Fenner &  Smith,  Inc.  ("Merrill  Lynch") on a daily valuation basis for the Retirement  Plan. On the date the plan sponsor signs the record-keeping  service  agreement  with  Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested  in (a) mutual  funds,  other than those advised or managed by Merrill Lynch Investment Management,  L.P. ("MLIM"),  that are made  available  under a Service  Agreement  between  Merrill  Lynch and the mutual fund's  principal  underwriter or  distributor,  and (b) funds advised or managed  by  MLIM  (the  funds  described  in (a) and  (b)  are  referred  to as
"Applicable  Investments").  2) The record  keeping for the  Retirement  Plan is performed  on a daily  valuation  basis by a record  keeper  whose  services are provided under a contract or arrangement between the Retirement Plan and Merrill
Lynch. On the date the plan sponsor signs the record keeping  service  agreement with  Merrill  Lynch,  the  Plan  must  have $5  million  or more of its  assets
(excluding  assets  invested  in money  market  funds)  invested  in  Applicable
Investments.  3) The record  keeping for a  Retirement  Plan is handled  under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager). II.

   Waivers of Class A Sales Charges of
             Oppenheimer Funds
-----------------------------------------

o     A.    Waivers of Initial and
Contingent Deferred Sales Charges for
Certain Purchasers.

Class A shares purchased by the
following investors are not subject to
any Class A sales charges (and no
concessions are paid by the Distributor
on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers,
         directors, trustees and
         employees (and their "immediate
         families") of the Fund, the
         Manager and its affiliates, and
         retirement plans established by
         them for their employees. The
         term "immediate family" refers
         to one's spouse, children,
         grandchildren, grandparents,
         parents, parents-in-law,
         brothers and sisters, sons- and
         daughters-in-law, a sibling's
         spouse, a spouse's siblings,
         aunts, uncles, nieces and
         nephews; relatives by virtue of
         a remarriage (step-children,
         step-parents, etc.) are
         included.
|_|   Registered management investment
         companies, or separate accounts
         of insurance companies having
         an agreement with the Manager
         or the Distributor for that
         purpose.
|_|   Dealers or brokers that have a
         sales agreement with the
         Distributor, if they purchase
         shares for their own accounts
         or for retirement plans for
         their employees.
|_|   Employees and registered
         representatives (and their
         spouses) of dealers or brokers
         described above or financial
         institutions that have entered
         into sales arrangements with
         such dealers or brokers (and
         which are identified as such to
         the Distributor) or with the
         Distributor. The purchaser must
         certify to the Distributor at
         the time of purchase that the
         purchase is for the purchaser's
         own account (or for the benefit
         of such employee's spouse or
         minor children).
|_|   Dealers, brokers, banks or
         registered investment advisors
         that have entered into an
         agreement with the Distributor
         providing specifically for the
         use of shares of the Fund in
         particular investment products
         made available to their
         clients. Those clients may be
         charged a transaction fee by
         their dealer, broker, bank or
         advisor for the purchase or
         sale of Fund shares.
|_|   Investment advisors and financial
         planners who have entered into
         an agreement for this purpose
         with the Distributor and who
         charge an advisory, consulting
         or other fee for their services
         and buy shares for their own
         accounts or the accounts of
         their clients.
|_|   "Rabbi trusts" that buy shares for
         their own accounts, if the
         purchases are made through a
         broker or agent or other
         financial intermediary that has
         made special arrangements with
         the Distributor for those
         purchases.
|_|   Clients of investment advisors or
         financial planners (that have
         entered into an agreement for
         this purpose with the
         Distributor) who buy shares for
         their own accounts may also
         purchase shares without sales
         charge but only if their
         accounts are linked to a master
         account of their investment
         advisor or financial planner on
         the books and records of the
         broker, agent or financial
         intermediary with which the
         Distributor has made such
         special arrangements . Each of
         these investors may be charged
         a fee by the broker, agent or
         financial intermediary for
         purchasing shares.
|_|   Directors, trustees, officers or
         full-time employees of OpCap
         Advisors or its affiliates,
         their relatives or any trust,
         pension, profit sharing or
         other benefit plan which
         beneficially owns shares for
         those persons.
|_|   Accounts for which Oppenheimer
         Capital (or its successor) is
         the investment advisor (the
         Distributor must be advised of
         this arrangement) and persons
         who are directors or trustees
         of the company or trust which
         is the beneficial owner of such
         accounts.
|_|   A unit investment trust that has
         entered into an appropriate
         agreement with the Distributor.
|_|   Dealers, brokers, banks, or
         registered investment advisers
         that have entered into an
         agreement with the Distributor
         to sell shares to defined
         contribution employee
         retirement plans for which the
         dealer, broker or investment
         adviser provides administration
         services.
|_|   Retirement Plans and deferred
         compensation plans and trusts
         used to fund those plans
         (including, for example, plans
         qualified or created under
         sections 401(a), 401(k), 403(b)
         or 457 of the Internal Revenue
         Code), in each case if those
         purchases are made through a
         broker, agent or other
         financial intermediary that has
         made special arrangements with
         the Distributor for those
         purchases.
|_|   A TRAC-2000 401(k) plan (sponsored
         by the former Quest for Value
         Advisors) whose Class B or
         Class C shares of a Former
         Quest for Value Fund were
         exchanged for Class A shares of
         that Fund due to the
         termination of the Class B and
         Class C TRAC-2000 program on
         November 24, 1995.
|_|   A qualified Retirement Plan that
         had agreed with the former
         Quest for Value Advisors to
         purchase shares of any of the
         Former Quest for Value Funds at
         net asset value, with such
         shares to be held through
         DCXchange, a sub-transfer
         agency mutual fund
         clearinghouse, if that
         arrangement was consummated and
         share purchases commenced by
         December 31, 1996.
|_|   Effective October 1, 2005, taxable
         accounts established with the
         proceeds of Required Minimum
         Distributions from Retirement
         Plans.

o     B.    Waivers of the Class A
Initial and Contingent Deferred Sales
Charges in Certain Transactions.

1.    Class A shares issued or purchased
   in the following transactions are not
   subject to sales charges (and no
   concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of
         reorganization, such as
         mergers, asset acquisitions and
         exchange offers, to which the
         Fund is a party.
|_|   Shares purchased by the
         reinvestment of dividends or
         other distributions reinvested
         from the Fund or other
         Oppenheimer funds or unit
         investment trusts for which
         reinvestment arrangements have
         been made with the Distributor.
|_|   Shares purchased by certain
         Retirement Plans that are part
         of a retirement plan or
         platform offered by banks,
         broker-dealers, financial
         advisors or insurance
         companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the
         reinvestment of loan repayments
         by a participant in a
         Retirement Plan for which the
         Manager or an affiliate acts as
         sponsor.
|_|   Shares purchased in amounts of
         less than $5.

2.    Class A shares issued and
   purchased in the following
   transactions are not subject to sales
   charges (a dealer concession at the
   annual rate of 0.25% is paid by the
   Distributor on purchases made within
   the first 6 months of plan
   establishment):
|_|   Retirement Plans that have $5
         million or more in plan assets.
|_|   Retirement Plans with a single
         plan sponsor that have $5
         million or more in aggregate
         assets invested in Oppenheimer
         funds.

o     C.    Waivers of the Class A
Contingent Deferred Sales Charge for
Certain Redemptions.

The Class A contingent deferred sales
charge is also waived if shares that
would otherwise be subject to the
contingent deferred sales charge are
redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan
         payments that are limited
         annually to no more than 12% of
         the account value adjusted
         annually.
|_|   Involuntary redemptions of shares
         by operation of law or
         involuntary redemptions of
         small accounts (please refer to
         "Shareholder Account Rules and
         Policies," in the applicable
         fund Prospectus).
|_|   For distributions from Retirement
         Plans, deferred compensation
         plans or other employee benefit
         plans for any of the following
         purposes:
         1) Following the death or
            disability (as defined in
            the Internal Revenue Code)
            of the participant or
            beneficiary. The death or
            disability must occur after
            the participant's account
            was established.
         2) To return excess
            contributions.
         3) To return contributions made
            due to a mistake of fact.
4)    Hardship withdrawals, as defined
            in the plan.(6)
         5) Under a Qualified Domestic
            Relations Order, as defined
            in the Internal Revenue
            Code, or, in the case of an
            IRA, a divorce or separation
            agreement described in
            Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum
            distribution requirements of
            the Internal Revenue Code.
         7) To make "substantially equal
            periodic payments" as
            described in Section 72(t)
            of the Internal Revenue
            Code.
         8) For loans to participants or
            beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed
            redemptions to purchase
            shares of a mutual fund
            (other than a fund managed
            by the Manager or a
            subsidiary of the Manager)
            if the plan has made special
            arrangements with the
            Distributor.
         11)      Plan termination or
            "in-service distributions,"
            if the redemption proceeds
            are rolled over directly to
            an
            OppenheimerFunds-sponsored
            IRA.
|_|   For distributions from 401(k)
         plans sponsored by
         broker-dealers that have
         entered into a special
         agreement with the Distributor
         allowing this waiver.
|_|   For distributions from retirement
         plans that have $10 million or
         more in plan assets and that
         have entered into a special
         agreement with the Distributor.
|_|   For distributions from retirement
         plans which are part of a
         retirement plan product or
         platform offered by certain
         banks, broker-dealers,
         financial advisors, insurance
         companies or record keepers
         which have entered into a
         special agreement with the
         Distributor.
|_|   At the sole discretion of the
         Distributor, the contingent
         deferred sales charge may be
         waived for redemptions of
         shares requested by the
         shareholder of record within 60
         days following the termination
         by the Distributor of the
         selling agreement between the
         Distributor and the shareholder
         of record's broker-dealer of
         record for the account.
III.    Waivers of Class B, Class C and
       Class N Sales Charges of Oppenheimer
                      Funds
--------------------------------------------

The Class B, Class C and Class N
contingent deferred sales charges will
not be applied to shares purchased in
certain types of transactions or
redeemed in certain circumstances
described below.

o     A.    Waivers for Redemptions in
Certain Cases.

The Class B, Class C and Class N
contingent deferred sales charges will
be waived for redemptions of shares in
the following cases:
|_|   Shares redeemed involuntarily, as
         described in "Shareholder
         Account Rules and Policies," in
         the applicable Prospectus.
|_|   Redemptions from accounts other
         than Retirement Plans following
         the death or disability of the
         last surviving shareholder. The
         death or disability must have
         occurred after the account was
         established, and for disability
         you must provide evidence of a
         determination of disability by
         the Social Security
         Administration.
|_|   The contingent deferred sales
         charges are generally not
         waived following the death or
         disability of a grantor or
         trustee for a trust account.
         The contingent deferred sales
         charges will only be waived in
         the limited case of the death
         of the trustee of a grantor
         trust or revocable living trust
         for which the trustee is also
         the sole beneficiary. The death
         or disability must have
         occurred after the account was
         established, and for disability
         you must provide evidence of a
         determination of disability (as
         defined in the Internal Revenue
         Code).
|_|   Distributions from accounts for
         which the broker-dealer of
         record has entered into a
         special agreement with the
         Distributor allowing this
         waiver.
|_|   At the sole discretion of the
         Distributor, the contingent
         deferred sales charge may be
         waived for redemptions of
         shares requested by the
         shareholder of record within 60
         days following the termination
         by the Distributor of the
         selling agreement between the
         Distributor and the shareholder
         of record's broker-dealer of
         record for the account.
|_|   Redemptions of Class B shares held
         by Retirement Plans whose
         records are maintained on a
         daily valuation basis by
         Merrill Lynch or an independent
         record keeper under a contract
         with Merrill Lynch.
|_|   Redemptions of Class C shares of
         Oppenheimer U.S. Government
         Trust from accounts of clients
         of financial institutions that
         have entered into a special
         arrangement with the
         Distributor for this purpose.
|_|   Redemptions of Class C shares of
         an Oppenheimer fund in amounts
         of $1 million or more requested
         in writing by a Retirement Plan
         sponsor and submitted more than
         12 months after the Retirement
         Plan's first purchase of Class
         C shares, if the redemption
         proceeds are invested to
         purchase Class N shares of one
         or more Oppenheimer funds.
|_|   Distributions(8) from Retirement
         Plans or other employee benefit
         plans for any of the following
         purposes:
         1) Following the death or
            disability (as defined in
            the Internal Revenue Code)
            of the participant or
            beneficiary. The death or
            disability must occur after
            the participant's account
            was established in an
            Oppenheimer fund.
         2) To return excess
            contributions made to a
            participant's account.
         3) To return contributions made
            due to a mistake of fact.
         4) To make hardship
            withdrawals, as defined in
            the plan.(9)
         5) To make distributions
            required under a Qualified
            Domestic Relations Order or,
            in the case of an IRA, a
            divorce or separation
            agreement described in
            Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum
            distribution requirements of
            the Internal Revenue Code.
         7) To make "substantially equal
            periodic payments" as
            described in Section 72(t)
            of the Internal Revenue Code.
         8) For loans to participants or
            beneficiaries.(10)
         9) On account of the
            participant's separation
            from service.(11)
         10)      Participant-directed
            redemptions to purchase
            shares of a mutual fund
            (other than a fund managed
            by the Manager or a
            subsidiary of the Manager)
            offered as an investment
            option in a Retirement Plan
            if the plan has made special
            arrangements with the
            Distributor.
         11)      Distributions made on
            account of a plan
            termination or "in-service"
            distributions, if the
            redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored
            IRA.
         12)      For distributions from
            a participant's account
            under an Automatic
            Withdrawal Plan after the
            participant reaches age 59 1/2,
            as long as the aggregate
            value of the distributions
            does not exceed 10% of the
            account's value, adjusted
            annually.
         13)      Redemptions of Class B
            shares under an Automatic
            Withdrawal Plan for an
            account other than a
            Retirement Plan, if the
            aggregate value of the
            redeemed shares does not
            exceed 10% of the account's
            value, adjusted annually.
         14)      For distributions from
            401(k) plans sponsored by
            broker-dealers that have
            entered into a special
            arrangement with the
            Distributor allowing this
            waiver.
|_|   Redemptions of Class B shares or
         Class C shares under an
         Automatic Withdrawal Plan from
         an account other than a
         Retirement Plan if the
         aggregate value of the redeemed
         shares does not exceed 10% of
         the account's value annually.

o     B.    Waivers for Shares Sold or
Issued in Certain Transactions.

The contingent deferred sales charge is
also waived on Class B and Class C
shares sold or issued in the following
cases:
|_|   Shares sold to the Manager or its
         affiliates.
|_|   Shares sold to registered
         management investment companies
         or separate accounts of
         insurance companies having an
         agreement with the Manager or
         the Distributor for that
         purpose.
|_|   Shares issued in plans of
         reorganization to which the
         Fund is a party.
|_|   Shares sold to present or former
         officers, directors, trustees
         or employees (and their
         "immediate families" as defined
         above in Section I.A.) of the
         Fund, the Manager and its
         affiliates and retirement plans
         established by them for their
         employees.
IV.    Special Sales Charge Arrangements
         for Shareholders of Certain
         Oppenheimer Funds Who Were
   Shareholders of Former Quest for Value
                    Funds
------------------------------------------

The initial and contingent deferred
sales charge rates and waivers for Class
A, Class B and Class C shares described
in the Prospectus or SAI of the
Oppenheimer funds are modified as
described below for certain persons who
were shareholders of the former Quest
for Value Funds.  To be eligible, those
persons must have been shareholders on
November 24, 1995, when
OppenheimerFunds, Inc. became the
investment advisor to those former Quest
for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.
   Oppenheimer Small- & Mid- Cap Value
   Fund
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest International Value
   Fund, Inc.
   Oppenheimer Quest Opportunity Value
   Fund

      These arrangements also apply to
shareholders of the following funds when
they merged (were reorganized) into
various Oppenheimer funds on November

                       ----------------------------------------------------------

24, 1995:                                 C                                      ntrInvested

   Quest for Value U.S. Government Income
   Fund
   Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality
   Income Fund
   Quest for Value National Tax-Exempt
   Fund
   Quest for Value Global Income Fund
   Quest for Value California Tax-Exempt
   Fund

      All of the funds listed above are
referred to in this Appendix as the
"Former Quest for Value Funds."  The
waivers of initial and contingent
deferred sales charges described in this
Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder
         pursuant to an exchange of
         shares of an Oppenheimer fund
         that was one of the Former
         Quest for Value Funds, or
|_|   purchased by such shareholder by
         exchange of shares of another
         Oppenheimer fund that were
         acquired pursuant to the merger
         of any of the Former Quest for
         Value Funds into that other
         Oppenheimer fund on November
         24, 1995.

o     A.    Reductions or Waivers of
Class A Sales Charges.

|X|   Reduced Class A Initial Sales
Charge Rates for Certain Former Quest
for Value Funds Shareholders.

Purchases by Groups and Associations.
The following table sets forth the
initial sales charge rates for Class A
shares purchased by members of
"Associations" formed for any purpose
other than the purchase of securities.
The rates in the table apply if that
Association purchased shares of any of
the Former Quest for Value Funds or
received a proposal to purchase such
shares from OCC Distributors prior to
November 24, 1995.

Number of Eligible Employees or Members    oncessionlas %hofgOffering PriceteAmou

                       ----------------------------------------------------------
--------------------------------------------------------------------------------

9 or Fewer                   2.50%                2.56%              2.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

At  least  10 but not        2.00%                2.04%              1.60%
more than 49

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

o     B.    Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

o     A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

o     B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the
         Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor
                                     providesB-12

Rochester Fund Municipals

Internet Website
     www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALLOPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX0365.001.0207

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                          ROCHESTER FUND MUNICIPALS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits

(a)   (i)   Amended and Restated Agreement and Declaration of Trust dated
      1/26/95: Previously filed with Registrant's Post Effective Amendment
      No. 16 filed 1/11/96, and incorporated herein by reference.

(ii)  Amendment dated 11/1/95 to the Amended and Restated Agreement and
      Declaration of Trust dated 1/26/95: Previously filed with Registrant's
      Post Effective Amendment No. 16 filed 1/11/96, and incorporated herein by reference.

(iii) Amendment dated 6/17/97 to the Amended and Restated Agreement and
      Declaration of Trust dated 1/26/95: Previously filed with Registrant's
      Post Effective Amendment No. 22 filed 4/30/99, and incorporated herein by reference.

(iv)  Amendment dated 6/10/98 to the Amended and Restated Agreement and
      Declaration of Trust dated 1/26/95: Previously filed with Registrant's
      Post Effective Amendment No. 22 filed 4/30/99, and incorporated herein by reference.

(v)   Amendment No. 4 dated 6/10/02 to the Amended and Restated Agreement and
      Declaration of Trust dated 1/26/95: Previously filed with registrant's
      Post Effective Amendment No. 27 filed 2/24/03, and incorporated herein by reference.

(vi)  Amendment No. 5 dated 10/03/05 to the Amended and Restated Agreement and Declaration of Trust dated 01/26/05: Previously filed with
      Registrant's Post Effective Amendment No. 31, filed 4/28/06 and incorporated herein by reference..

(b)   (i)   Bylaws: Previously filed with Registrant's Post Effective
      Amendment No. 31, filed 4/28/06 and incorporated herein by reference.

      (ii)  Amendment No. 1 to By-laws dated 7/22/98: Previously filed with
       Registrant's Post Effective Amendment No. 24 filed 4/27/00 and incorporated herein by reference.

      (iii) Amendment No. 2 to By-laws dated 10/03/05: Previously filed with
       Registrant's Post Effective Amendment No. 31, filed 4/28/06 and incorporated herein by reference.

(c)   (i)   Class A Specimen Share Certificate: Previously filed with
      Registrant's Post Effective Amendment No. 26 filed 4/29/02, and incorporated herein by reference.

      (ii)  Class B Specimen Share Certificate: Previously filed with
      Registrant's Post Effective Amendment No. 26 filed 4/29/02, and incorporated herein by reference.

      (iii) Class C Specimen Share Certificate: Previously filed with
      Registrant's Post Effective Amendment No. 26 filed 4/29/02, and incorporated herein by reference.

      (iv)  Class Y Specimen Share Certificate: Previously filed with
      Registrant's Post Effective Amendment No. 26 filed 4/29/02, and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated 1/1/05 with
      OppenheimerFunds, Inc.: Previously filed with Registrant's
      Post-Effective Amendment No. 29 filed 2/25/05, and incorporated herein by reference.

(e)   (i)   General Distributor's Agreement dated 1/4/96 with Oppenheimer
      Funds Distributor, Inc.: Filed with Registrant's Post Effective
      Amendment No. 16 filed 1/11/96, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 34 to the
      Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 34 to the
      Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 34 to the
      Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
      33-17850), 10/23/06, and incorporated herein by reference.

      (v)   Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      34 to the Registration Statement of Oppenheimer Main Street Funds, Inc.
      (Reg. No. 33-17850), 10/23/06, and incorporated herein by reference.

(f)   (i)   Form of Compensation Deferral Agreement for Disinterested
      Trustees/Directors: Previously filed with Post-Effective Amendment No.
      40 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
      No. 2-62076), 10/27/98, and incorporated herein by reference.

      (ii)  Amended and Restated Retirement Plan for Non-Interested Trustees
      or Directors dated 12/12/00: Previously filed with Post-Effective
      Amendment No. 49 to the Registration Statement of Oppenheimer Quest For
      Value Funds (Reg. No. 33-15489), 2/09/01, and incorporated herein by reference.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, as amended
      September 13, 2006, between Registrant and Citibank, N.A.: Previously filed with the Pre-Effective Amendment No. 27 to the Registration
      Statement of Oppenheimer California Municipal Fund (Reg. No. 33-23566),
      9/26/06, and incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
      31, 2001, as amended July 15, 2003: Previously filed with the
      Pre-Effective Amendment No. 1 to the Registration Statement of
      Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014),
      8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel: Incorporated herein by reference to the
      Registrant's Rule 24f-2 Notice filed on 2/27/97.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   (i)   Form of Investment Letter regarding Class B shares from
      OppenheimerFunds, Inc.: Previously filed with Registrant's
      Post-Effective Amendment No. 19 filed 3/16/97, and incorporated herein by reference.

(ii)  Form of Investment Letter regarding Class C shares from
      OppenheimerFunds, Inc.: Previously filed with Registrant's
      Post-Effective Amendment No. 19 filed 3/16/97, and incorporated herein by reference.

(m)   (i)   Amended and Restated Service Plan and Agreement with Oppenheimer
      Funds Distributor, Inc. for Class A Shares dated 10/06/05: Previously filed with Registrant's Post-Effective Amendment No. 31 filed 4/28/06, and incorporated herein by reference.

      (ii)  Amended and Restated Distribution and Service Plan and Agreement
      for Class B Shares dated 10/06/05 under Rule 12b-1 of the Investment
      Company Act of 1940: Previously filed with Registrant's Post-Effective
      Amendment No. 31 filed 4/28/06, and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement
      for Class C Shares dated 10/06/05 under Rule 12b-1 of the Investment
      Company Act of 1940: Previously filed with Registrant's Post-Effective
      Amendment No. 31 filed 4/28/06, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
      10/24/06: Previously filed with Post-Effective Amendment No. 62 to the
      Registration Statement of Oppenheimer  Capital Income Fund (Reg. No.
      2-33043), 11/21/06, and incorporated herein by reference.

(o)   (i) Powers of Attorney for all Trustees/Directors and Principal
      Officers dated April 4, 2005: Previously filed with Post-Effective
      Amendment No. 29 to the Registration Statement of Oppenheimer
      Convertible Securities Fund (Reg. No. 33-3076), 4/25/05, and
      incorporated herein by reference.

      (ii) Power of Attorney for David K. Downes dated January 17, 2006:
      Previously filed with Post-Effective Amendment No. 54 to the
      Registration Statement of Oppenheimer Quest Value Fund, Inc. (Reg. No.
      2-65223), 02/27/06, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
      March 31, 2006 under Rule 17j-1 of the Investment Company Act of 1940:
      Previously filed with Post-Effective Amendment No. 13 to the
      Registration Statement of  Oppenheimer MidCap Fund (Reg. No.
      333-31533), 04/07/06, and incorporated herein by reference.

Item 24.    Persons Controlled by or under Common Control with Registrant

None.

Item 25.    Indemnification

      Registrant's  Amended and Restated  Agreement and  Declaration  of Trust
(the "Declaration of Trust"),  which is referenced  herein,  (see Item 23(a)), contains certain  provisions  relating to the  indemnification of Registrant's officers  and  trustees.  Section  6.4 of  Registrant's  Declaration  of Trust
provides  that  Registrant  shall  indemnify  (from the  assets of the Fund or
Funds in question)  each of its trustees and officers  (including  persons who served at Registrant's  request as directors,  officers or trustees of another organization in which  Registrant has any interest as a shareholder,  creditor or  otherwise  hereinafter  referred  to as a "Covered  Person")  against  all liabilities,  including but not limited to, amounts paid for  satisfaction  of judgments,  in compromise or as fines and penalties,  and expenses,  including reasonable  accountants'  and counsel fees,  incurred by any Covered Person in connection  with the  defense  or  disposition  of any  action,  suit or other proceeding,  whether civil or criminal,  before any court or administrative or legislative  body,  in which  such  Covered  Person  may be or may  have  been involved as a party or  otherwise or with which such person may be or may have been threatened,  while in office or thereafter,  by reason of being or having been such a trustee or officer,  director or trustee,  except with  respect to any matter as to which it has been determined in one of the manners  described below,  that  such  Covered  Person  (i)  did not  act in  good  faith  in the reasonable  belief that such Covered  Person's action was in or not opposed to the best interest of  Registrant  or (ii) had acted with willful  misfeasance, bad faith,  gross negligence,  or reckless disregard of the duties involved in the  conduct  described  in (i)  and  (ii)  being  referred  to  hereafter  as
"Disabling Conduct".

      Section 6.4 provides that a  determination  that the Covered Conduct may be made by (i) a final  decision on the merits by a court or other body before whom the  proceeding  was brought  that the person to be  indemnified  was not liable by reason of Disabling Conduct,  (ii) dismissal of a court action or an administrative  proceeding  against  a Covered  Person  for  insufficiency  of evidence of  Disabling  Conduct,  or (iii) a reasonable  determination,  based upon a review of the  facts,  that the  indemnity  was not liable by reason of
Disabling  Conduct by (a) a vote of a majority of a quorum of trustees who are neither  "interested  persons" of Registrant as defined in Section 2(a)(19) of the  1940 Act nor  parties  to the  proceeding,  or (b) an  independent  legal counsel in a written opinion.

      In addition, Section 6.4 provides that expenses,  including accountants'
and  counsel  fees so  incurred  by any such  Covered  Person  (but  excluding amounts  paid in  satisfaction  of  judgments,  in  compromise  or as fines or penalties),  may be paid from time to time in advance of the final disposition of any such  action,  suit or  proceeding,  provided  that the Covered  Person shall  have  undertaken  to repay  the  amounts  so paid to the  Sub-trust  in question if it is ultimately  determined that indemnification of such expenses is not  authorized  under  Article 6 and (i) the  Covered  Person  shall  have provided  security  for such  undertaking,  (ii)  Registrant  shall be insured against losses arising by reason of any lawful  advances,  or (iii) a majority of a quorum of  disinterested  trustees who are not a party to the proceeding, by an independent  legal counsel in a written opinion,  based upon a review of readily available facts (as opposed to a full trial-type inquiry),  that there is  reason  to  believe  that  the  Covered  Person  ultimately  will be found entitled to indemnification.

      Section  6.1  of   Registrant's   Agreement  and  Declaration  of  Trust
provides,  among other things,  that nothing in the Agreement and  Declaration of Trust  shall  protect  any  trustee or officer  against  any  liability  to
Registrant  or the  shareholders  to  which  such  trustee  or  officer  would otherwise  be  subject  by reason of willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of the duties involved in the conduct of the office of trustee or such officer.

      Insofar as  indemnification  for liability  arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of the  Registrant  pursuant  to the  foregoing  provisions,  or  otherwise,  the
Registrant  has  been  advised  that  in the  opinion  of the  Securities  and
Exchange   Commission  such   indemnification  is  against  public  policy  as
expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by the  Registrant  of  expenses  incurred  or  paid  by a  trustee,  officer  or controlling  person of the Registrant in the successful defense of any action, suit or  proceeding)  is asserted  by such  director,  officer or  controlling person in connection  with the  securities  being  registered,  the Registrant will,  unless in the  opinion of its  counsel  the matter has been  settled by controlling  precedent,  submit  to a court of  appropriate  jurisdiction  the question  whether  such  indemnification  by it is  against  public  policy as expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 26.   Business and Other Connections of Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

 --------------------------------------------------------------------------------
 Name and Current Position
 with OppenheimerFunds,     Other Business and  Connections  During the Past Two
 Inc.                       Years
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Timothy L. Abbuhl,         Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Agan,               Senior  Vice  President  of  Shareholder   Financial
 Senior Vice President      Services,  Inc.  and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds   Distributor,
                            Inc.,  Centennial Asset  Management  Corporation and
                            OFI Private Investments Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carl Algermissen,          None.
 Vice President &
 Associate Counsel

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Erik Anderson,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Tracey Beck                None
 Apostolopoulos,
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Janette Aprilante,         Secretary  (since  December  2001)  of:   Centennial
 Vice President & Secretary Asset   Management   Corporation,   OppenheimerFunds
                            Distributor,   Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June  2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder   Financial
                            Services,  Inc., Shareholder Services, Inc., Trinity
                            Investment  Management  Corporation  (since  January
                            2005),  OppenheimerFunds Legacy Program, OFI Private
                            Investments   Inc.   (since   June   2003)  and  OFI
                            Institutional  Asset  Management,  Inc.  (since June
                            2003).  Assistant  Secretary  of OFI  Trust  Company
                            (since December 2001).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Hany S. Ayad,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Baker,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James F. Bailey,           Senior Vice President of Shareholder Services,  Inc.
 Senior Vice President      (since March 2006).  Formerly  Vice  President at T.
                            Row Price Group (September 2000 - January 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Baldwin,           President  and  Director  of  Shareholder  Financial
 Executive Vice President   Services,   Inc.  and  Shareholder  Services,   Inc.
                            Formerly  Managing  Director at Deutsche Bank (March
                            2001 - March 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Michael Banta,        None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joanne Bardell,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Adam Bass,                 None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kevin Baum,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeff Baumgartner,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marc Baylin,               Formerly  Portfolio  Manager  at J.P.  Morgan  (June
 Vice President             2002-August 2005.)

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Todd Becerra,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lalit K. Behal             Assistant  Secretary of HarbourView Asset Management
 Assistant Vice President   Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kathleen Beichert,         Vice President of OppenheimerFunds Distributor, Inc.
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gerald B. Bellamy,         Assistant  Vice  President  (Sales  Manager  of  the
 Assistant Vice President   International  Division) of OFI Institutional  Asset
                            Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Erik S. Berg,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Bertucci,           None
 Assistant Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rajeev Bhaman,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Craig Billings,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mark Binning,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert J. Bishop,          Treasurer  (since October 2003) of  OppenheimerFunds
 Vice President             Distributor,  Inc. and Centennial  Asset  Management
                            Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Beth Bleimehl,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John R. Blomfield,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa I. Bloomberg,         None.
 Vice President &
 Associate Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Veronika Boesch,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Chad Boll,                 None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Antulio N. Bomfim,         None
 Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Lori E. Bostrom,               None.
Vice President & Senior
Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Bourgeois,            Assistant Vice  President of  Shareholder  Services,
 Assistant Vice President   Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Boydell,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Garrett C. Broadrup        Formerly  an  Associate  at  Davis  Polk  &  Wardell
 Assistant Vice President   (October 2002 - October 2006)
 & Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Bromberg,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Stephanie Bullington,      Formerly Fund Accounting  Manager at Madison Capital
 Assistant Vice President   Management  Company  (July  2005 - October  2005 and
                            Fund   Accounting   Officer  at   Butterfield   Fund
                            Services   (Bermuda)   Limited   (a   wholly   owned
                            subsidiary  of the  Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Paul Burke,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mark Burns,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Geoffrey Caan,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dale William Campbell      Formerly    (until    January   2007)   Manager   at
 Assistant Vice President   OppenheimerFunds, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Patrick Campbell,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Catherine Carroll,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Debra Casey,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Maria Castro,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Chaffee,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Charles Chibnik,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Patrick Sheng Chu,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brett Clark,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 H.C. Digby Clements,       None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Closs               Formerly  (until January 2007)  Development  Manager
 Assistant Vice President   at OppenheimerFunds, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Peter V. Cocuzza,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gerald James Concepcion,   None.
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Corbett,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Susan Cornwell,            Senior  Vice  President  of  Shareholder   Financial
 Senior Vice President      Services, Inc. and Shareholder Services,  Inc.; Vice
                            President  of  OppenheimerFunds  Distributor,  Inc.,
                            Centennial   Asset   Management    Corporation   and
                            OppenheimerFunds Legacy Program.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Cheryl Corrigan,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Belinda J. Cosper,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Scott Cottier,             None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Laura Coulston,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 George Curry,              Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Julie C. Cusker,           None
 Assistant Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kevin Dachille,            Formerly Fixed Income Director at National  Railroad
 Vice President             Retirement Investment Trust (May 2003 - May 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Damian,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kendra Delisa              Formerly    (until    January   2007)   Manager   at
 Assistant Vice President   OppeneheimerFunds, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Richard Demarco,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Craig P. Dinsell,          None
 Executive Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Randall C. Dishmon,        None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gavin Dobson,              Formerly  President  at Britannic  Asset  Management
 Vice President             International (September 2001 - May 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rebecca K. Dolan,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Steven D. Dombrower,       Senior Vice  President  of OFI  Private  Investments
 Vice President             Inc.;    Vice    President    of    OppenheimerFunds
                            Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas Doyle,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Bruce C. Dunbar,           None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Dvorak,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Richard Edmiston,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 A. Taylor Edwards,         Formerly  Associate at Dechert LLP (September 2000 -
 Vice President &           December 2005).
 Assistant Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Venkat Eleswarapu,         Formerly  Associate  Professor  of  Finance at Texas
 Vice President             Tech  University  (July  2005 -  December  2005) and
                            Assistant   Professor   of   Finance   at   Southern
                            Methodist University (January 1999 - May 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Daniel R. Engstrom,        None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 James Robert Erven         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 George R. Evans,           None
 Senior Vice President &
 Director of International
 Equities
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward N. Everett,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kathy Faber,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David Falicia,             Assistant   Secretary   (as   of   July   2004)   of
 Assistant Vice President   HarbourView Asset Management Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Matthew Farkas,            Formerly  Associate at Epstein Becker & Green,  P.C.
 Assistant Vice President   (September 2000 - March 2006).
 and Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kristie Feinberg,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Emmanuel Ferreira,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ronald H. Fielding,        Vice  President  of  OppenheimerFunds   Distributor,
 Senior Vice President;     Inc.;  Director  of ICI  Mutual  Insurance  Company;
 Chairman of the Rochester  Governor  of St.  John's  College;  Chairman  of the
 Division                   Board  of  Directors  of  International   Museum  of

                            Photography at George Eastman House.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Bradley G. Finkle,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John E. Forrest,           Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Barbara Fraser,            Formerly  Attorney in Private Practice (April 2000 -
 Vice President &           November 2005).
 Associate Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Frengillo,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dominic Freud,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dan Gagliardo,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Hazem Gamal,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Charles Gapay              Formerly  (until  January 2007) Help Desk Manager at
 Assistant Vice President   OppenheimerFunds, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Seth Gelman,               None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Timothy Gerlach,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Subrata Ghose,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Charles W. Gilbert,        None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kurt Gibson,               Formerly  Manager at Barclays  Capital (January 2002
 Assistant Vice President   - April 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Phillip S. Gillespie,      None.
 Senior Vice President &
 Assistant Secretary

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Alan C. Gilston,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jacqueline Girvin-Harkins, None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jill E. Glazerman,         None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Benjamin J. Gord,          Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation   and   of   OFI   Institutional   Asset
                            Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Leyla Greengard,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert B. Grill,           None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carol Guttzeit,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Haley,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Marilyn Hall,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kelly Haney,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Steve Hauenstein,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert W. Hawkins,         Formerly an  Associate  at Shearman and Sterling LLP
 Vice President &           (July 2004 - August 2005).
 Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas B. Hayes,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jennifer Heathwood,        None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Heidi Heikenfeld,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Annika Helgerson,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel Hermann,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dennis Hess,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joseph Higgins,            Vice   President   of   OFI   Institutional    Asset
 Vice President             Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dorothy F. Hirshman,       None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Daniel Hoelscher,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian Hourihan,            Assistant   Secretary  of  OFI  Institutional  Asset
 Vice President &           Management,  Inc. (since April 2006).  Formerly Vice
 Associate Counsel          President  and  Senior   Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward Hrybenko,           Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Scott T. Huebl,            Assistant Vice President of OppenheimerFunds  Legacy
 Vice President             Program.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Margaret Hui,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dana Hunter,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Huttlin,              Senior    Vice    President    (Director    of   the
 Vice President             International  Division) (since January 2004) of OFI
                            Institutional   Asset  Management,   Inc.;  Director

                            (since June 2003) of OppenheimerFunds  International
                            Distributor Limited.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 James G. Hyland,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kelly Bridget Ireland,     None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kathleen T. Ives,          Vice   President   and   Assistant    Secretary   of
 Vice President, Senior     OppenheimerFunds  Distributor,  Inc. and Shareholder
 Counsel & Assistant        Services,  Inc.;  Assistant  Secretary of Centennial
 Secretary                  Asset   Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial  Services,
                            Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 William Jaume,             Senior   Vice   President   of   HarbourView   Asset
 Vice President             Management  Corporation and OFI Institutional  Asset
                            Management, Inc.; Director of OFI Trust Company.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Frank V. Jennings,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Jennings,             None
 Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Amee Kantesaria,           Formerly  Counsel  at   Massachusetts   Mutual  Life
 Assistant Vice President   Insurance Company
                            (May 2005-December 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rezo Kanovich,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas W. Keffer,          None
 Senior Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998 - November 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Audrey Kiszla              Formerly Vice  President at First  Horizon  Merchant
 Vice President             Services  (December  2005- May  2006);  Director  at
                            Janus (January 1998 - August 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa Klassen               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Martin S. Korn,            None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Kramer,              None
 Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gloria LaFond,                 None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Tracey Lange,              Vice  President  of  OppenheimerFunds   Distributor,
 Vice President             Inc. and OFI Private Investments Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeffrey P. Lagarce,        President  of OFI  Institutional  Asset  Management,
 Senior Vice President      Inc. as of January  2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt   Services
                            Business    at    Fidelity    Investments    (August
                            1996-January 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Latino,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kristina Lawrence,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gayle Leavitt,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Christopher M. Leavy,      None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kevin Lee,                 Formerly  Vice  President  at  Delaware  Investments
 Vice President             (October 2000 - February 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Randy Legg,                None
 Vice President &
 Associate Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Laura Leitzinger,          Senior Vice President of Shareholder Services,  Inc.
 Senior Vice President      and Shareholder Financial Services, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Justin Leverenz,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael S. Levine,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Levitt,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gang Li,                   None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Shanquan Li,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Julie A. Libby,            Senior Vice  President  of OFI  Private  Investments
 Senior Vice President      Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel Lifshey,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mitchell J. Lindauer,      None
 Vice President &
 Assistant General Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Bill Linden,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Malissa B. Lischin,        Assistant   Vice   President   of   OppenheimerFunds
 Vice President             Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David P. Lolli,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Daniel G. Loughran         None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Patricia Lovett,           Vice  President of Shareholder  Financial  Services,
 Vice President             Inc.  and  Senior  Vice   President  of  Shareholder
                            Services, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Misha Lozovik,             None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Steven Lucaccini,          Formerly  Director  and High  Yield  Analyst  at UBS
 Assistant Vice President   Global  Asset  Management  (November  2001  -  April
                            2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dongyan Ma,                None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Steve Macchia,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark H. Madden,            None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jerry Mandzij,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Angelo G. Manioudakis      Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management  Corporation  and  of  OFI  Institutional
                            Asset Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carolyn Maxson,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William T. Mazzafro,           Formerly    self-employed    as   a    consultant
Assistant Vice President       securities (January 2004 - December 2005).
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Trudi McKenna,                 Formerly  Leadership  Development  Supervisor  at
Assistant Vice President       JetBlue Airways (July 2003 - October 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jay Mewhirter,             Formerly  Director  of  Application  Development  at
 Vice President             AMVESCAP (September 1999 - March 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Elizabeth McCormack,       Vice   President   and   Assistant    Secretary   of
 Vice President             HarbourView Asset Management Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joseph McDonnell,          Formerly  Senior  Vice  President  at  Lehman  Bros.
 Vice President             (April 1995 - March 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joseph McGovern,           None
 Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman of the Board, Director,  Chief Executive
Senior Vice President          Officer  and  President  of  OFI  Trust  Company;
                               Chairman,    Chief   Executive   Officer,   Chief
                               Investment    Officer   and   Director   of   OFI
                               Institutional   Asset  Management,   Inc.;  Chief
                               Executive  Officer,  President,  Senior  Managing
                               Director  and  Director  of   HarbourView   Asset
                               Management  Corporation;   Chairman,   President;
                               Director   of   Trinity   Investment   Management
                               Corporation  and Vice  President  of  Oppenheimer
                               Real Asset Management, Inc.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

William McNamara               None
Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Medev,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lucienne Mercogliano,      None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Andrew J. Mika,            None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jan Miller,                None.
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Heather Minks              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rejeev Mohammed,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Nikolaos D. Monoyios,      None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Sarah Morrison             Formerly  Manager at  OppenheimerFunds,  Inc. (April
 Assistant Vice President   2005-January 2007).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jill Mulcahy,              None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John V. Murphy,            President  and  Management  Director of  Oppenheimer
 Chairman, President,       Acquisition   Corp.;   President   and  Director  of
 Chief                      Oppenheimer Real Asset  Management,  Inc.;  Chairman
 Executive Officer &        and  Director  of  Shareholder  Services,  Inc.  and
 Director                   Shareholder  Financial  Services,  Inc.; Director of
                            Centennial     Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,      Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,   Trinity
                            Investment  Management  Corporation,  Tremont  Group
                            Holdings,   Inc.,   HarbourView   Asset   Management
                            Corporation  and  OFI  Private   Investments   Inc.;
                            Executive  Vice  President of  Massachusetts  Mutual
                            Life Insurance Company;  Director of DLB Acquisition
                            Corporation;  a  member  of the  Investment  Company
                            Institute's Board of Governors.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Meaghan Murphy,            None.
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Suzanne Murphy,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas J. Murray,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kenneth Nadler,            None
 Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Newman,                   None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James B. O'Connell,        None.
 Assistant Vice President

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Tony Oh,                       Formerly  Director of SEC  Reporting  at Teletech
Assistant Vice President       Holdings (July 2004 - April 2005.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John O'Hare,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John J. Okray,             None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lerae A. Palumbo,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Anthony Parish,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen Patton,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David P. Pellegrino,       None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Allison C. Pells,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert H. Pemble,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lori L. Penna,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Petersen,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marmeline Petion-Midy,     None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David Pfeffer,             Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President &    Management Corporation since February 2004.
 Chief Financial Officer
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Sanjeev Phansalkar,        Formerly   Consultant  at  The  Solomon-Page   Group
 Assistant Vice President   (October 2004 - September 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 James F. Phillips,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Scott Phillips,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gary Pilc,                 None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Piper,                Assistant Vice  President of  Shareholder  Services,
 Assistant Vice President   Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jeaneen Pisarra,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Nicolas Pisciotti,         Formerly  Assistant  Vice  President  at ING  (April
 Assistant Vice President   2002 - May 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Poiesz,              None
 Senior Vice President,
 Head of Growth Equity
 Investments

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sergei Polevikov,              None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Semyon Polyak,                 Formerly Vice President and Co-Portfolio  Manager
Vice President                 at Pioneer Investments (June 1998 - August 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeffrey Portnoy,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Ellen Puckett,                 None
Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jane C. Putnam,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Paul Quarles,              None.
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael E. Quinn,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Julie S. Radtke,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Norma J. Rapini,           None
 Assistant Vice President :
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Corry E. Read,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Marc Reinganum,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jill Reiter,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Eric Rhodes,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Eric Richter,              Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation.  Formerly  Investment Officer at Alaska
                            Permanent  Fund  Corporation  (April 2005 - February
                            2006);  Vice  President at Loomis Sayles & Co. (July
                            1997 - April 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Claire Ring,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Grace Roberts,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David Robertson,           Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Robis,              Formerly a Proprietary  Trader at J.P.  Morgan Chase
 Assistant Vice President   & Co. (May 2004-May 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Antoinette Rodriguez,      None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Stacey Roode,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeffrey S. Rosen,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Stacy Roth,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Adrienne Ruffle,           None.
 Vice President &
 Assistant Counsel

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Gerald Rutledge,               None
Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Julie Anne Ryan,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Timothy Ryan,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rohit Sah,                 None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Valerie Sanders,           None
 Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Patrick Schneider          Formerly  Human  Resources  Manager at ADT  Security
 Assistant Vice President   Services (December 2001 - July 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mary Beth Schellhorn,      Formerly   Human   Resources   Generalist  at  Misys
 Assistant Vice President   Banking Systems (November 2000 - June 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Scott A. Schwegel,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Allan P. Sedmak            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jennifer L. Sexton,        Senior Vice  President  of OFI  Private  Investments
 Vice President             Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Asutosh Shah,              Formerly Vice President at Merrill Lynch  Investment
 Vice President             Managers (February 2002 - February 2006).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kamal Shah,                Formerly  Senior  Vice  President  Chief  Technology
 Vice President             Officer at Tremont Capital  Management (March 1998 -
                            July 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Nava Sharma,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Siomades,           Formerly  Vice  President,  Portfolio  Management at
 Vice President             Curian Capital LLC (December 2002 - September 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David C. Sitgreaves,       None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Louis Sortino,                 None
Vice President:
Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Keith J. Spencer,          None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Marco Antonio Spinar,      None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brett Stein                Formerly  Vice  President  of  Client   Services  at
 Vice President             XAware, Inc. (October 2002 - August 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Richard A. Stein,          None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Arthur P. Steinmetz,       Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jennifer Stevens,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Benjamin Stewart           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John P. Stoma,             Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Amy Sullivan,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Deborah A. Sullivan,       Secretary of OFI Trust Company.
 Vice President &
 Assistant Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Sussman,           Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Swaney,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian C. Szilagyi,         None.
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Matthew Tartaglia,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Martin Telles,             Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Vincent Toner,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Melinda Trujillo,          Formerly  Senior  Manager  at CoBank,  ACB  (January
 Assistant Vice President   2004 - April 2006).

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leonid Tsvayg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Cameron Ullyat,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Angela Uttaro,             None
 Assistant Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mark S. Vandehey,          Vice  President  and  Chief  Compliance  Officer  of
 Senior Vice President &    OppenheimerFunds   Distributor,   Inc.,   Centennial
 Chief Compliance Officer   Asset   Management   Corporation   and   Shareholder
                            Services,   Inc.;   Chief   Compliance   Officer  of
                            HarbourView  Asset  Management   Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder   Financial
                            Services,   Inc.,  Trinity   Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program,  OFI
                            Private  Investments  Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Maureen Van Norstrand,     None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Nancy Vann,                None.
 Vice President &
 Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rene Vecka,                None
 Assistant Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Vincent Vermette,          Assistant   Vice   President   of   OppenheimerFunds
 Assistant Vice President   Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Elaine Villas-Obusan,      None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Phillip F. Vottiero,       None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Walsh,                None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President:
Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Adam Weiner,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Barry D. Weiss,            Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation  and  of  Centennial   Asset  Management
                            Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Melissa Lynn Weiss,        None
 Vice President &
 Associate Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rebecca Wekesser           Formerly  Manager at  OppenheimerFunds,  Inc.  (July
 Assistant Vice President   1998-January 2007).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Christine Wells,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joseph J. Welsh,           Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Diederick Werdmolder,      Director of OppenheimerFunds  International Ltd. and
 Senior Vice President      OppenheimerFunds     plc    and     OppenheimerFunds

                            International   Distributor  Limited;   Senior  Vice
                            President  (Managing  Director of the  International
                            Division)  of OFI  Institutional  Asset  Management,
                            Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Catherine M. White,        Assistant   Vice   President   of   OppenheimerFunds
 Assistant Vice President   Distributor,  Inc.;  member of the American  Society
                            of Pension Actuaries (ASPA) since 1995.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 William L. Wilby,          None
 Senior Vice President &
 Senior Investment
 Officer, Director of
 Equities
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Troy Willis,               None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Donna M. Winn,             President,  Chief  Executive  Officer & Director  of
 Senior Vice President      OFI Private  Investments Inc.;  Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior  Vice
                            President of OppenheimerFunds Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Philip Witkower,           Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian W. Wixted,           Treasurer   of    HarbourView    Asset    Management
 Senior Vice President &    Corporation;  OppenheimerFunds  International  Ltd.,
 Treasurer                  Oppenheimer    Real    Asset    Management,    Inc.,
                            Shareholder  Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments  Inc., OFI
                            Institutional      Asset      Management,      Inc.,
                            OppenheimerFunds  plc  and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief  Financial  Officer of
                            OFI   Trust   Company;    Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Carol E. Wolf,             Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management   Corporation  and  of  Centennial  Asset
                            Management  Corporation;  serves on the Board of the
                            Colorado Ballet.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Meredith Wolf              None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Oliver Wolff,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kurt Wolfgruber,           Director   of   Tremont   Group   Holdings,    Inc.,
 Executive Vice President,  HarbourView  Asset  Management  Corporation  and OFI
 Chief Investment Officer   Institutional  Asset  Management,  Inc.  (since June
 & Director                 2003).    Management    Director   of    Oppenheimer

                            Acquisition Corp. (since December 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Caleb C. Wong,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward C. Yoensky,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Geoff Youell,              Formerly   Principal   Consultant   at  XAware   Inc
 Assistant Vice President   (January 2004 - June 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lucy Zachman,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert G. Zack             General  Counsel  of  Centennial   Asset  Management
 Executive Vice President   Corporation;   General   Counsel  and   Director  of
                            OppenheimerFunds  Distributor,   Inc.;  Senior  Vice
 General Counsel            President and General  Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional  Asset
                            Management,  Inc.;  Senior Vice  President,  General
                            Counsel  and  Director  of   Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc.,  OFI
                            Private  Investments  Inc.  and OFI  Trust  Company;
                            Director     and     Assistant      Secretary     of
                            OppenheimerFunds      International      Ltd     and
                            OppenheimerFunds plc; Vice President,  Secretary and
                            General  Counsel of Oppenheimer  Acquisition  Corp.;
                            Director of Oppenheimer Real Asset Management,  Inc.
                            and   OppenheimerFunds   International   Distributor
                            Limited;  Vice President of OppenheimerFunds  Legacy
                            Program.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Neal A. Zamore,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Anna Zatulovskaya,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mark D. Zavanelli,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Alex Zhou,                 None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ronald Zibelli,            Formerly  Managing  Director  and Small  Cap  Growth
 Vice President             Team Leader at Merrill Lynch.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Arthur J. Zimmer,          Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management Corporation.
 --------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Central
Tower, 28 Queen's Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 26(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:
----------------------------------------------------------------------------------
Name & Principal                 Position & Office         Position and Office
Business Address                 with Underwriter          with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Anthony Allocco(2)               Assistant Vice President  None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rick Bettridge                   Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert J. Bishop(1)              Treasurer                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Blinzler(1)               Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jeffrey R. Botwinick             Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Sarah Bourgraf(1)                Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Craig Colby(2)                   Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Fredrick Davis                   Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Steven Dombrower                 Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President            None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan C. Drier                    Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman                Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hillary Eigen(2)                 Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

George R. Fahey                  Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President            None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Deanna Farrugia(1)               Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James Fereday                    Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Mark J. Ferro                    Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradley Finkle(2)                Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick W. Flynn                 Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Fuermann                 Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President            None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President            None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Raquel Granahan(4)               Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunther                 Vice President            None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse R. Jurman Herman           Vice President           None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Amy Huber(1)                     Assistant Vice President  None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian F. Husch                   Vice President            None
37 Hollow Road
Stonybrook, NY 11790

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith Hylind                     Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &          Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Eric K. Johnson                  Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina J. Keller(2)           Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Eric Kristenson(2)               Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

David T. Kuzia                   Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul R. LeMire                   Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Eric J. Liberman                 Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Loncar                    Vice President            None
1401 North Taft Street, Apt. 726
Arlington, VA 22201

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Peter Maddox(2)                  Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President            None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Todd A. Marion                   Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Theresa-Marie Maynier            Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Vice President            None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President            None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian F. Medina                  Vice President            None
3009 Irving Street
Denver, CO 80211

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President            None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Noah Miller(1)                   Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Moser                     Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John V. Murphy(2)                Director                  President & Trustee
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Park(2)                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President            None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael A. Raso                  Vice President            None
3 Vine Place
Larchmont, NY 10538

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William J. Raynor(5)             Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nicole Robbins(2)                Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Rutig                    Vice President           None
199 North Street
Ridgefield, CT 06877
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William R. Rylander              Vice President           None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President            None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Schmitt(2)                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Schmitt                   Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President            None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles F. Scully                Vice President            None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jennifer Sexton(2)               Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President            None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Sheluck(2)               Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William K. Tai                   Vice President            None
12701 Prairie Drive
Urbandale, IA 50323

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Paul Temple(2)                   Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Barrie L. Tiedemann              Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and Chief  Vice President and
                                 Compliance Officer        Chief Compliance
                                                           Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)               Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cynthia Walloga(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Chris G. Werner                  Vice President            None
98 Crown Point Place
Castle Rock, CO 80108

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ryan Wilde(1)                    Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Julie Wimer(2)                   Assistant Vice President  None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Wisneski(1)              Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President            None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President            None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &         Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Walter Zinych                    Vice President            None
630 North Franklin St., Apt. 718
Chicago, IL 60610
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President            None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of February, 2007.

                        ROCHESTER FUND MUNICIPALS
                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President &
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ Thomas W. Courtney*      Chairman of the             February 16, 2007
------------------------------                           Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*          President & Principal

------------------------------                           Executive Officer
February 16, 2007
John V. Murphy

/s/ Brian W. Wixted*         Treasurer and Chief

--------------------------   Financial and               February 16, 2007
Brian W. Wixted              Accounting Officer

/s/ David K. Downes*         Trustee                     February 16, 2007

David K. Downes

/s/ John Cannon*

---------------------        Trustee                     February 16, 2007
John Cannon

/s/ Robert G. Galli*

------------------------     Trustee                     February 16, 2007
Robert G. Galli

/s/ Lacy B. Herrmann*        Trustee                     February 16, 2007

---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*            Trustee                     February 16, 2007

---------------------
Brian Wruble

*By:  /s/ Mitchell J. Lindauer
-----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                                  FORM N-1A

                          ROCHESTER FUND MUNICIPALS

                        Registration Statement No. 32

                                EXHIBIT INDEX

Item No.          Description
----------        --------------

23(j)             Independent Registered Public Accounting Firm's Consent